As filed with the Securities and Exchange Commission on September 25, 2020
Securities Act Registration Statement No. 033-66528
Investment Company Act File No. 811-07912

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment	☐
Post-Effective Amendment No. 81	☒

and/or

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 82	☒

(Check appropriate box or boxes)

OLD WESTBURY FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

760 Moore Road
King of Prussia, PA 19406

(Address of Principal Executive Offices, including Zip Code)

800-607-2200

(Registrant’s telephone number, including area code)

Nicola R. Knight, Esq.
Bessemer Investment Management LLC
630 Fifth Avenue
New York, New York 10111

(Name and Address of Agent for Service)

COPY TO:

Brendan C. Fox
Dechert LLP
1900 K Street, NW
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485; or
☒	On September 28, 2020 pursuant to paragraph (b) of Rule 485; or
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485; or
☐	On (date) pursuant to paragraph (a)(1) of Rule 485; or
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Old Westbury Funds, Inc.
Prospectus

Old Westbury Credit Income Fund	OWCIX

September 28, 2020

Bessemer Investment Management llc

Investment Adviser

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

OLD WESTBURY FUNDS, INC.

Prospectus

September 28, 2020

Bessemer Investment Management LLC—the
Investment Adviser (the “Adviser”) to the Fund listed on the front cover of this Prospectus

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

FUND SUMMARY

Old Westbury Credit Income Fund

Investment Goal

The Fund’s primary investment objective is income. Capital appreciation is a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Other Expenses(1)	0.30%
Total Annual Fund Operating Expenses	0.95%
Less Fee Waiver(2)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.85%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)	The Adviser has contractually committed through October 31, 2021 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.85%. This commitment may not be changed or terminated at any time before October 31, 2021 without the approval of the Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$87	$292

Portfolio Turnover

The Fund pays transaction costs, such as commission, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Principal Investment Strategies

The Fund may invest in debt instruments of any credit rating, and there are no limits on the Fund’s investments in high-yield (“junk”) bonds. The Fund defines credit instruments broadly to include any debt instrument, including corporate and sovereign bonds, leveraged loans (or bank loans), municipal securities, and securitized instruments (including mortgage- and asset-backed securities). The Fund, under normal market circumstances invests at least 80% of its net assets (including any borrowing for investment purposes) in credit instruments and derivative instruments that are linked to, or provide investment exposure to, credit instruments, including short exposure. There is no limit on the Fund’s investments in securities issued by foreign issuers, including issuers in emerging markets, although the Fund’s overall net exposure to non-U.S. currencies through

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direct holdings and derivatives is normally limited to 25% of its net assets. The Fund may invest up to 10% of its net assets in long and short positions in equity securities, including common and preferred stocks, convertible securities, warrants, and other equity securities in addition to derivatives that provide exposure to equity securities.

High yield instruments are rated below investment grade (BB and lower, or an equivalent rating), and tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield instruments in which the Fund may invest include bonds, leveraged loans, and securities in default. The Fund may invest in debt instruments of any maturity or duration, although the Fund expects to normally maintain an effective duration between 2 and 8 years. Duration is an estimate of a security’s (or portfolio of securities) sensitivity to changes in prevailing interest rates, with securities with a higher duration generally tending to be more sensitive to changes in prevailing interest rates.

The Adviser employs sub-advisers for some asset classes, or segments of specific asset classes, and allocates the Fund’s portfolio investments on an opportunistic basis intended to achieve attractive relative returns among asset classes and investments. The Adviser’s investment process consists of fundamental research as well as the use of proprietary quantitative models that evaluate a universe of securities based on factors such as credit quality, maturity, valuation, revenues, earnings, capital discipline, financial leverage and volatility.

The Fund’s investment approach provides the Fund the flexibility to invest across a wide variety of global credit instruments without constraints to particular benchmarks, asset classes, or sectors. Through this flexibility, and the use of active risk management and hedging positions, the Fund attempts to benefit from the upsides of the fixed income credit markets while avoiding some of the downsides over a full market cycle. The Fund is “non-diversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

When deciding whether to adjust allocations among the various sectors and asset classes (such as high yield corporate bonds, mortgage- and asset-backed securities, international bonds, sovereign bonds, municipal securities, and leveraged loans) or duration (which measures the Fund’s price sensitivity to interest rate changes), the Adviser may consider factors such as expected interest rate movements and currency valuations, the outlook for inflation and the economy, and the yield advantage and potential for increased returns that lower rated bonds may offer over investment-grade bonds.

The Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards.

Bank loans, also known as leveraged loans, represent amounts borrowed by companies or other entities from banks and other lenders. These loans have floating interest rates that reset periodically (typically quarterly or monthly) and are often rated below investment grade (sometimes referred to as “junk bonds”). In many cases, the borrowing companies have significantly more debt than equity and the loans have been issued in connection with recapitalizations, acquisitions, leveraged buyouts, or refinancings. Leveraged loans may be acquired directly through an agent acting on behalf of the lenders participating in the loan, as an assignment from another lender who holds a direct interest in the loan, or as a participation interest in another lender’s portion of the loan.

While most assets are typically invested in bonds and other debt instruments, the Fund also may use credit default swaps (on both indexes and specific bonds or issuers), total return swaps (on both indexes and specific bonds or issuers), interest rate futures, interest rate swaps, forward currency exchange contracts, and options on such instruments. The Fund intends to buy or sells credit default and total return swaps in order to generate returns, adjust the Fund’s overall credit quality, or protect the value of certain portfolio holdings, as well as to seek to profit from expected deterioration in the credit quality of an issuer or the widening of credit spreads. Total return swaps may also be used in order to obtain a short position with respect to a particular instrument. Interest rate futures and interest rate swaps are primarily used to manage the Fund’s exposure to interest rate changes and to seek to limit overall volatility by adjusting the portfolio’s duration and extending or shortening the overall maturity of the Fund. Forward currency exchange contracts may be used to limit overall volatility by protecting the Fund’s non-U.S. dollar-denominated holdings from adverse currency movements relative to the U.S. dollar or to generate returns by

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gaining long or short exposure to certain currencies expected to increase or decrease in value relative to other currencies. In addition, the Fund may take a short position in a currency, which means that the Fund could sell a currency in excess of its assets denominated in that currency (or the fund might sell a currency even if it doesn’t own any assets denominated in the currency).

Principal Risks

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment goal. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see “Additional Information About the Fund” for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Fixed Income Securities Risk — Fixed income securities are subject to a number of risks, including interest rate risk, credit risk, and the risks associated with a lack of liquidity in the fixed income market. In addition, the value of fixed income securities can be subject to volatility and losses resulting from changes or perceived changes to the issuer, as well as industry, market, economic, political, regulatory, and geopolitical developments, including pandemics, epidemics and other conditions, particularly during times of unusual or adverse market or political events. Certain types of fixed income securities may be more sensitive to such conditions.

High-Yield, Lower-Grade Debt Securities Risk — High-yield and lower-grade debt securities (sometimes referred to as “junk bonds”) are high risk investments and may cause principal and investment losses to the Fund to a greater extent than investment grade debt securities. Such debt securities may be considered to be speculative and may be more vulnerable to the risks associated with fixed income securities, particularly price volatility and market conditions attributable to adverse economic or political developments.

Bank Loans Risk — Investments in bank loans expose the Fund to additional risks beyond those normally associated with more traditional debt instruments. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the Fund may not receive its proceeds in a timely manner or that the Fund may incur losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Prepayments and Extensions — The Fund is subject to prepayment risks because the principal on mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

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International Investing — Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

TBAs and Dollar Rolls — Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions are collateralized but they still involve the risk that a counterparty will fail to deliver the security, exposing the f Fund to potential losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. Also, the Fund’s portfolio turnover rate and transaction costs are increased when the Fund enters into dollar roll transactions.

Leverage — Establishing short positions and investing in futures contracts, options and swaps and other derivative instruments could give rise to economic leverage. These transactions may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio holdings when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Short Positions — A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Fund to suffer a (potentially unlimited) loss. Short sales may also involve transaction and financing costs that will reduce potential fund gains and increase potential fund losses.

Hedging — The Fund’s attempts at hedging and taking long and short positions in currencies may not be successful and could cause the Fund to lose money or fail to get the benefit of a gain on a hedged position. If expected changes to securities prices, interest rates, currency values and exchange rates, or the creditworthiness of an issuer are not accurately predicted, the Fund could be in a worse position than if it had not entered into such transactions.

Active Management — The Fund’s overall investment program and holdings selected by the Fund’s investment adviser or sub-adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Developing Market Countries Risk — The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets.

High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Non-Diversification Risk — The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

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Exchange-Traded Funds Risk — Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

Interest Rate Risk — Interest rate risk is the risk of losses attributable to changes in interest rates. In general, when interest rates rise, debt security prices tend to fall. The opposite is also generally true, debt security prices tend to rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

LIBOR Risk — Many financial instruments, financings or other transactions to which the Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. The future publication and utilization of LIBOR, and the nature of any replacement rate, is uncertain. Therefore, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined.

Liquidity Risk — Liquidity risk means the risk that the Fund could not meet requests to redeem shares without significant dilution of remaining investors’ interests. Liquidity risk may also include the risk that it may be difficult or impossible to sell certain positions within an acceptable timeframe or at an acceptable price.

Quantitative Investment Strategy Risk —The Fund may be managed using a quantitative process. The impact of risk and quantitative metrics on a security’s performance can be difficult to predict, and securities that previously possessed certain desirable characteristics may not continue to demonstrate those same characteristics in the future. There can be no assurance that this quantitative process will perform as anticipated or enable the Fund to achieve its investment objective.

U.S. Government Obligations Risk — U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government.

Inflation-Protected Securities Risk — The value of an inflation-protected debt security generally will fall when real interest rates rise.

Mortgage-Backed and Asset-Backed Securities Risk — Securities representing interests in “pools” of mortgages or other assets are subject to various risks, including prepayment and contraction risk, risk of default of the underlying mortgage or assets and delinquencies and losses of the underlying mortgage or assets.

Municipal Securities Risk — Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities. In addition, the Fund’s investments in municipal securities are subject to the risks associated with a lack of liquidity in the municipal bond market.

Convertible Securities Risk — Convertible securities are subject to interest rate risk, the risk that the issuer will not be able to pay interest or dividend when due, the risk that their market value may change based on changes to the issuer’s credit ratings or the market’s perception of the issuer’s creditworthiness, and the risk that their value may not increase or decrease as rapidly as the underlying common stock.

Common and Preferred Stock Risk — Stock markets are volatile and can decline significantly in response to real or perceived changes to the issuer, industry, market, economic, political, regulatory, geopolitical, pandemics and epidemics and other conditions. The value of an equity security can decline significantly in response to these conditions. Preferred stocks generally have a specified dividend rate and rank after bonds and before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis and profits may be paid out in dividends or reinvested in the company to help it grow. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Foreign Market Risk — Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, social, pandemics and epidemics or other conditions. International trade tensions involving certain countries and their trading counterparties may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of

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individual companies and/or large segments of certain country’s export industry with a potentially severe negative impact to the Fund. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Currency exchange rates may fluctuate significantly over short periods of time. Such fluctuations in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Derivatives Risk — Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss.

Swaps Risk — Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different market factors or types of investments, including a specified reference security, basket of securities, securities market index or index component. Swaps may increase or decrease the Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, securities market indexes, or other factors such as security prices or inflation rates. Swaps may be leveraged and are subject to illiquidity risk, counterparty risk, credit risk and valuation risk. Because the Fund may not reasonably expect to be able to sell or dispose of a swap in current market conditions in seven calendar days or less without the sale or disposition significantly changing its market value, certain swaps may be considered to be illiquid. Also, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. In addition, some swaps may be complex and difficult to value.

Performance Information

The Fund will commence operations on or about October 1, 2020, and therefore does not have a performance history.

Management of the Fund

Investment Adviser. Bessemer Investment Management LLC, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”), is located at 630 Fifth Avenue, New York, New York 10111.

Portfolio Managers and Sub-Advisers.

Mr. David W. Rossmiller, Managing Director and Head of Fixed Income for the Adviser, has managed the Fund since its inception.

Mr. Jared B. Olivenstein, Principal of the Adviser, has managed the Fund since its inception.

Dr. Qiang Jiang, PhD, Managing Director and Director of Investment Quantitative R&D at the Adviser, has managed the Fund since its inception.

Mr. Anthony Wile, Senior Vice President of the Adviser, has managed the Fund since its inception.

BlackRock Financial Management, Inc. (“BlackRock”) is responsible for the day-to-day management of a portion of the Fund’s portfolio subject to the oversight of the Adviser. Messrs. Ibrahim Incoglu and Saffet Ozbalci have been portfolio managers of BlackRock’s portion of the Fund since its inception.

Muzinich & Co., Inc. (“Muzinich”) is responsible for the day-to-day management of a portion of the Fund’s portfolio subject to the oversight of the Adviser. Messrs. Michael McEachern, Warren Hyland, Thomas Samson, Torben Ronberg and Anthony Demeo have been portfolio managers of Muzinich’s portion of the Fund since its inception.

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Purchase and Sale of Fund Shares

For important information about the purchase and sale of Fund shares, please turn to the section entitled “Purchase and Sale of Fund Shares” on page 8 of this Prospectus.

Tax Information

The Fund will distribute to its shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. Distributions from the Fund’s ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from the Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Financial Intermediary Compensation

For important information about financial intermediary compensation, please turn to the section entitled “Financial Intermediary Compensation” on page 8 of this Prospectus.

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PURCHASE AND SALE OF FUND SHARES

To open an account with the Fund, your first investment must be at least $1,000. However, you can add to your account for as little as $100. In certain circumstances, these minimums may be waived or lowered at the Fund’s and/or the Adviser’s discretion. Shares of the Fund may be redeemed by mail or by wire through a Selling Agent or through the Transfer Agent (as defined below). Shares of the Fund will be sold at its next determined net asset value (“NAV”). Notwithstanding the foregoing, the Fund and the Adviser reserve the right to reject any purchase request at any time, for any reason.

For additional information regarding the purchase and sale of Fund shares, please turn to the sections entitled “What Do Shares Cost?” on page 19, “How Do I Purchase Shares?” on page 19 and “How Do I Redeem Shares?” on page 21 of this Prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund pays Bessemer Trust Company, N.A. (“Bessemer”) a shareholder servicing fee for certain shareholder support services. Bessemer may in turn engage other parties including broker/dealers, banks, trust companies, investment advisers and other financial institutions and intermediaries to provide such shareholder support services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. For additional information, please turn to the section entitled “Distribution and Shareholder Servicing of Fund Shares” on page 27 of this Prospectus.

ADDITIONAL INFORMATION ABOUT THE FUND

Investment Goals

The investment goal of the Fund described above is not fundamental and may be changed without shareholder approval by the Board of Directors (the “Board”).

Risks of Investing in the Fund

The following is a description of the principal risks specific to an investment in the Fund. The Fund’s Statement of Additional Information (“SAI”) includes further information about the Fund, its investments and related risks.

Credit Risk — The Fund may lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. This risk is increased when a portfolio security is downgraded or the perceived creditworthiness of an issuer or counterparty deteriorates.

Fixed Income Securities Risk — Fixed income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. Fixed income securities also may be subject to maturity risks. Longer-term debt securities will experience greater price volatility than debt securities with shorter maturities. Because the fixed income securities held by the Fund may be of any maturity, you can expect the NAV of the Fund to fluctuate accordingly. Fixed income securities also have credit risks. The credit quality of a debt security is based upon the issuer’s ability to repay the security. If payments on a debt security are not made when due, that may cause the NAV of the Fund holding the security to go down. Fixed income securities also may be subject to call risk. If interest rates decline, an issuer may repay (or “call”) a debt security held by the Fund prior to its maturity. The value of fixed income securities can be subject to volatility and losses resulting from changes or perceived changes to the issuer, as well as industry, market, economic, political, regulatory, and geopolitical developments, including pandemics, epidemics and other conditions, particularly during times of unusual or adverse market or political events. Certain types of fixed income securities may be more sensitive to such conditions.

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High-Yield, Lower-Grade Debt Securities Risk — High-yield debt securities (including loans) and unrated securities of similar credit quality (“high-yield debt instruments” or “junk bonds”) are subject to the risks associated with fixed income securities and involve greater risk of a complete loss of the Fund’s investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt instruments are not as strong financially as those issuing securities of higher credit quality. High-yield debt instruments are generally considered predominantly speculative by the applicable rating agencies as these issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These instruments may be worthless and the Fund could lose its entire investment.

The prices of high-yield sovereign debt of emerging market countries fluctuate more than higher-quality securities. An emerging market country may be unwilling or unable to repay the principal and/or interest on its sovereign debt because of insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards supranational agencies such as the International Monetary Fund, or the political constraints to which the government may be subject. If an emerging market country defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Restructuring may include obtaining additional credit to finance outstanding obligations, reduction and rescheduling of payments of interest and principal, or negotiation of new or amended credit agreements. In the event of a default on sovereign debt, the Fund may have limited legal recourse against the defaulting government. In certain cases, remedies must be pursued in the courts of the defaulting country itself, which may further limit the Fund’s ability to obtain recourse.

High-yield debt instruments are generally less liquid than higher-quality securities. Many of these securities are not registered for sale under the federal securities laws and/or do not trade frequently. When they do trade, their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund’s ability to sell securities in response to specific economic events or to meet redemption requests. As a result, high-yield debt instruments generally pose greater illiquidity and valuation risks. In addition, such securities are subject to the following risks:

Debt Securities Ratings Risk — The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.

Unrated Debt Securities Risk — Unrated debt securities determined by the investment manager to be of comparable quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated securities or issuers.

Bank Loans — Bank loans often have contractual restrictions on resale. These restrictions can delay or impede the Fund’s ability to sell loans and may adversely affect the price that can be obtained. Loans and unlisted securities are typically less liquid than securities traded on national exchanges. The secondary market for loans may be subject to irregular trading activity and extended settlement periods, and the liquidity of bank loans can vary significantly over time. For example, if the credit quality of a bank loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline. During periods of infrequent trading, valuing a bank loan can be more difficult and buying or selling a loan at an acceptable price may not be possible or may be delayed.

The terms of the bank loans held by the Fund may require that the borrowing company maintain collateral to support payment of its obligations. However, the value of the collateral securing a bank loan can decline or be insufficient to meet the obligations of the company. In addition, collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower, or may be difficult to liquidate. The Fund’s access to the collateral may be limited by bankruptcy, other insolvency laws, or by the type of loan the Fund has purchased. For example, if the Fund purchases a participation interest instead of an assignment, it would not have direct access

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to collateral of the borrower. As a result, a bank loan may not be fully collateralized and can decline significantly in value.

Prepayments and Extensions — A Fund investing in mortgage-backed securities, certain asset-backed securities, and other debt instruments that have embedded call options can be negatively impacted when interest rates fall because borrowers tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the Fund to reinvest proceeds at lower interest rates, which reduces the Fund’s total return and yield, and could result in a loss if bond prices fall below the level that the Fund paid for them. A rise in interest rates or lack of refinancing opportunities can cause the Fund’s average maturity to lengthen unexpectedly due to a drop in expected prepayments of mortgage-backed securities, asset-backed securities, and callable debt instruments. This would increase the Fund’s sensitivity to rising rates and its potential for price declines.

International Investing — Investments outside the U.S. may lose value because of declining foreign currencies or adverse political or economic events overseas, among other things. Securities of non-U.S. issuers (including depositary receipts and other instruments that represent interests in a non-U.S. issuer) tend to be more volatile than U.S. securities and are subject to trading markets with lower overall liquidity, governmental interference, and regulatory and accounting standards and settlement practices that differ from the U.S. The Fund could experience losses based solely on the weakness of foreign currencies in which the Fund’s holdings are denominated versus the U.S. dollar, and changes in the exchange rates between such currencies and the U.S. dollar. Risks can result from differing regulatory environments, less stringent investor protections, uncertain tax laws, and higher transaction costs compared to U.S. markets. Investments outside the U.S. could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.

A trading market may close for national holidays or without warning for extended time periods, preventing the Fund from buying or selling securities in that market. Trading securities in which the Fund invests may take place in various foreign markets on certain days when the Fund is not open for business and does not calculate its net asset value. For example, the Fund may invest in securities that trade in various foreign markets that are open on weekends. As the securities trade, their value may substantially change. As a result, the Fund’s net asset value may be significantly affected on days when shareholders cannot make transactions. In addition, market volatility may significantly limit the liquidity of securities of certain issuers in a particular country or geographic region, or of all companies in the country or region. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations.

TBAs and Dollar Rolls — TBA and dollar roll transactions present special risks to the Fund. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities for different settlement dates. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer.

Leverage — Engaging in short sales and investing in certain futures contracts, options and swaps and other derivative instruments will result in leverage. These instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If the Fund obtains leverage through short sales or purchasing certain types of derivative instruments, the Fund is exposed to the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage can become more volatile and sensitive to market movements.

Short Positions — When the Fund takes a short position with respect to a particular security, currency, asset class, or market, it will lose money if the security, currency, asset class, or market appreciates in value. In addition, short positions may potentially incur losses due to potential costs associated with establishing and maintaining the short positions. Losses could be significant. Further, even though the Fund’s short positions may be

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designed to hedge against the risk of losses or reduce volatility, these transactions also may limit any potential gain that might result should the value of a particular security, currency, asset class, or market increase.

Hedging — If the Fund takes a short position in a particular currency, security, or bond market, it will lose money if the currency, security, or bond market appreciates in value, or an expected credit event fails to occur. Any efforts at buying or selling currencies could result in significant losses for the Fund. Further, foreign currency transactions that are intended to hedge the currency risk associated with investing in foreign securities and minimize the risk of loss that would result from a decline in the value of the hedged currency may also limit any potential gain that might result should the value of such currency increase.

Active Management — The investment adviser’s or sub-adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform other funds with a similar benchmark or similar investment program if the Fund’s investment selections or overall strategies fail to produce the intended results.

Developing Market Countries Risk — The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Non-Diversification Risk — The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Exchange-Traded Funds Risk — Exchange-traded funds or ETFs are subject to market risk that the market as a whole, or the specific sector in which an ETF invests, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector in which the ETF invests. A shareholder may incur fees indirectly on the ETF shares that the Fund purchases. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. ETFs that seek to replicate a particular benchmark index are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks. See the section entitled “Investment in Other Investment Companies” for further information on fees charged to ETFs and other matters.

Interest Rate Risk — Interest rate changes can be sudden and unpredictable. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. Securities with longer maturities or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these interest rate changes. The longer the Fund’s average weighted portfolio maturity, the greater the impact a change in interest rates will have on its share price.

LIBOR Risk — Many financial instruments, financings or other transactions to which the Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is the offered

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rate at which major international banks can obtain wholesale, unsecured funding, and LIBOR may be available for different durations (e.g., 1 month or 3 months) and for different currencies. LIBOR may be a significant factor in determining the Fund’s payment obligations under a derivative investment, the cost of financing to the Fund or an investment’s value or return to the Fund, and may be used in other ways that affect the Fund’s investment performance.

In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark. Transition planning is ongoing, and the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario in which LIBOR is no longer available by providing for an alternative rate-setting methodology and/or increased costs for certain LIBOR-related instruments or financing transactions, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies, resulting in prolonged adverse market conditions for the Fund. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Fund’s performance or NAV.

Liquidity Risk — The Fund may not be able to sell securities or other investments in a timely manner at desired prices or without significant dilution to remaining investors’ interests. During periods of reduced market liquidity, the difference between the price at which a security can be bought and the price at which it can be sold can widen, and the Fund may not be able to sell a security readily at a price that reflects what the Fund believes it should be worth. Investments that are relatively less liquid can also become more difficult to value. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstance where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. The Fund has implemented a liquidity risk management program pursuant to a rule adopted by the SEC, which could potentially impact the Fund’s performance and ability to achieve its investment objectives.

Quantitative Investment Strategy Risk — The Fund may invest in securities using a quantitative process. The success of this strategy depends on the effectiveness of the process in screening securities for inclusion in the Fund’s portfolios. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. The impact of risk and quantitative metrics on a security’s performance can be difficult to predict, and securities that previously possessed certain desirable characteristics may not continue to demonstrate those same characteristics in the future. Relying on risk and quantitative models entails the risks that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that the Adviser may not be successful in selecting securities for investment or determining the weighting of particular securities in the Fund. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks through the use of risk-based and/or quantitative models. International investments can be riskier than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as specific country, regional and economic developments. These risks are generally greater for investments in emerging markets.

U.S. Government Obligations Risk — Some U.S. Government securities are backed by the full faith and credit of the U.S. Government and are guaranteed as to both principal and interest by the U.S. Treasury. Other U.S. Government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. Government. No assurance can be given that the U.S. Government would provide financial support to such agencies if needed. U.S. Government securities may be subject

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to varying degrees of credit risk and all U.S. Government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. Government have less credit risk.

Inflation-Protected Securities Risk — The risk that the value of inflation-protected debt securities will change in response to changes in real interest rates. Generally, the value of an inflation-protected debt security will fall when real interest rates rise and inversely, rise when real interest rates fall.

Mortgage-Backed and Asset-Backed Securities Risk — Securities representing interests in “pools” of mortgages or other assets are subject to various risks, including: sensitivity to changes in interest rates, prepayment and contraction risk, risk of default of the underlying mortgage or assets, delinquencies and losses of the underlying mortgage or assets, a decline in or flattening of housing values and limited liquidity in the secondary market. Delinquencies and losses on residential mortgage loans may increase as a result of various economic and other factors, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen. Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

Municipal Securities Risk — Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities. In addition, the Fund’s investments in municipal securities are subject to the risks associated with a lack of liquidity in the municipal bond market. The value of municipal securities also may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. Any failure of municipal securities invested in by the Fund to meet certain applicable legal requirements, or any proposed or actual changes in federal or state tax law, could cause Fund distributions attributable to interest on such securities to be taxable.

Convertible Securities Risk — The value of convertible securities may fall when interest rates rise. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because it is convertible into or exercisable for common stock at a stated price or rate. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt. Certain convertible securities may be illiquid and therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses.

Common and Preferred Stock Risk — Stock markets are volatile and can decline significantly in response to real or perceived changes to the issuer, industry, market, economic, political, regulatory, geopolitical, pandemics and epidemics and other conditions. The value of an equity security can decline significantly in response to these conditions. Preferred stocks generally have a specified dividend rate and rank after bonds and before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis and profits may be paid out in dividends or reinvested in the company to help it grow. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Foreign Market Risk — Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, social, pandemics and epidemics or other conditions. International trade tensions involving certain countries and their trading counterparties may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of certain country’s export industry with a potentially severe negative impact to the Fund. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. These factors can make foreign investments, especially those in emerging markets, more volatile and relatively less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation

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and withholding. In addition, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return. Foreign securities may be denominated in foreign currencies. Therefore, the value of the Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Fund may be exposed to currency risks over an extended period of time. Although depositary receipts such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and Non-Voting Depositary Receipts (“NVDRs”) are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk — Gains or losses involving derivatives such as futures, options, swap agreements and forward foreign currency exchange contracts may be substantial, because a relatively small price movement in the underlying security, instrument, currency or index may result in a substantial gain or loss for the Fund. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Non-centrally cleared derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

The following sets forth more detailed information regarding specific risks associated with certain derivatives expected to be used by the Fund. These may be in addition to the risks associated with investing in derivatives generally, described above. The derivatives described below may not be the only derivatives that may be used by the Fund (please see the Fund’s principal investment strategies). Importantly, as is indicated above, the Fund’s SAI includes additional disclosure regarding the Fund’s investments and related risks, including concerning derivatives.

In November 2019, the SEC published a proposed rulemaking related to the use of derivatives and certain other transactions by registered investment companies that would, if adopted, for the most part rescind the guidance of the SEC and its staff regarding asset segregation and cover transactions. Instead of complying with current guidance, funds would need to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk (“VaR”) leverage limit, certain other derivatives risk management program and testing requirements and requirements related to board reporting. These new requirements would apply unless a fund qualified as a “limited derivatives user,” as defined in the SEC’s proposal.

Swaps Risk — Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different market factors or types of investments, including a specified reference security, basket of securities, securities market index or index component. Swaps may increase or decrease the Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, securities market indexes, or other factors such as security prices or inflation rates. Swaps may be leveraged and are subject to illiquidity risk, counterparty risk, credit risk and valuation risk. Because the Fund may not reasonably expect to be able to sell or dispose of a swap in current market conditions in seven calendar days or less without the sale or disposition significantly changing its market value, certain swaps may be considered to be illiquid. Also, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. In addition, some swaps may be complex and difficult to value.

Certain Tax Risk — The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time because of the varied nature of the Fund’s investments. In addition, certain Fund investments may generate a substantial amount of distributions that are taxable to shareholders at ordinary income tax rates. The ultimate tax characterization of the Fund’s distributions made in a calendar year may not finally be determined until after the end of that calendar year. While a portion of the Fund’s income distributions may qualify as tax-advantaged qualified dividends, enabling certain investors who meet holding period and other requirements to

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receive the benefit of favorable tax treatment, there can be no assurance as to the percentage of the Fund’s income distributions that will qualify as tax-advantaged dividends. In addition, the portion, if any, of the Fund’s distributions that qualifies for favorable tax treatment may be affected by IRS interpretations of the Code, and future changes in tax laws and regulations.

Investments in Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including ETFs, as an efficient means of carrying out its investment policies. Investment companies, including ETFs, incur certain expenses such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such additional expenses. To the extent the Fund invests in the securities of other investment companies, the acquired investment companies’ fees and expenses are reflected in the Fund’s fees and expenses.

The Fund may invest in investment companies, including ETFs, in excess of 1940 Act limitations on investments in other investment companies.

Temporary Investments

The Fund may temporarily depart from its principal investment strategies by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (e.g. commercial paper, repurchase agreements, etc.) in order to manage large cash inflows, maintain liquidity necessary to meet shareholder redemptions or minimize potential losses during adverse market, economic, political, or other conditions or for other reasons. This may cause the Fund to temporarily forego greater investment returns for the safety of principal and the Fund may therefore not achieve its investment goal.

Regulation under the Commodity Exchange Act

The Adviser has claimed an exclusion from the definition of a commodity pool operator (“CPO”) with respect to its management of the Fund pursuant to Commodity Futures Trading Commission Rule 4.5. Therefore, the Adviser is not subject to regulation as a CPO under the Commodity Exchange Act, as amended, with respect to its management of the Fund. In order to rely on the Rule 4.5 exclusion, the Fund must limit its investments in commodity futures contracts, options on futures contracts and swaps and other commodity interests (including, for example, security futures, broad-based stock index futures and financial futures transactions).

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

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WHO MANAGES THE FUND?

The Board governs the Fund. The Board oversees Bessemer Investment Management LLC, the Fund’s investment adviser and a wholly-owned subsidiary of Bessemer.

Adviser

The Adviser either manages the Fund’s assets, including buying and selling portfolio securities, or supervises the sub-advisers who are responsible for the day-to-day management of the Fund. The Adviser’s address is 630 Fifth Avenue, New York, New York 10111.

Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The Adviser, and other subsidiaries of BGI, advise or provide investment, fiduciary and personal banking services with total assets under supervision of approximately $173 billion as of August 31, 2020.

For its services under the Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund, computed daily and payable monthly, in accordance with the following schedule:

	First $500 million of average net assets	Second $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion

Credit Income Fund	0.65%	0.60%	0.55%

Because the Fund is newly organized, the Fund has not paid any advisory fees as of the date of this prospectus.

Sub-Advisers

BlackRock Financial Management, Inc. (“BlackRock”), located at 55 East 52nd Street, New York, New York 10022, is responsible for the day-to-day management of a portion of the Fund’s portfolio subject to the oversight of the Adviser. BlackRock is an indirect wholly-owned subsidiary of BlackRock, Inc., a publicly-traded global investment services company. As of June 30, 2020, assets under management totaled approximately $7.32 trillion. BlackRock’s fee is based on the assets that BlackRock is responsible for managing. The fee BlackRock receives, which is paid by the Adviser from the fee it receives from the Fund, is included in the advisory fee rate set forth above.

Muzinich & Co., Inc. (“Muzinich”), located at 450 Park Avenue, New York, NY 10022, is responsible for the day-to-day management of a portion of the Fund’s portfolio subject to the oversight of the Adviser. As of July 31, 2020, Muzinich (together with its global affiliates) managed approximately $38 billion in assets. Muzinich’s fee is based on the assets that Muzinich is responsible for managing. The fee Muzinich receives, which is paid by the Adviser from the fee it receives from the Fund, is included in the advisory fee rate set forth above.

As described above, the Adviser has engaged sub-advisers to make the day-to-day investment decisions for portions of the Fund. The Fund may in the future engage one or more additional sub-advisers. While a sub-adviser makes the day-to-day investment decisions for the Fund, the Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-adviser and evaluating the Fund’s needs and the sub-adviser’s skills and performance on an ongoing basis. Based on its evaluation, the Adviser may, at any time, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser’s ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser. The Adviser and the Fund have received exemptive relief from the Securities and Exchange Commission (“SEC”) to permit the Adviser (subject to the Board’s oversight and approval) to make decisions about the hiring, termination and replacement of unaffiliated sub-advisers of the Fund without obtaining approval from Fund shareholders. The Adviser or the Fund will inform the affected Fund’s shareholders of any actions taken in reliance on this relief.

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The SAI contains additional information about the Adviser and the sub-advisers, as well as the Fund’s other service providers.

Portfolio Managers

Mr. David W. Rossmiller, Managing Director and Head of Fixed Income for the Adviser, has managed the Fund since its inception. Mr. Rossmiller joined the Adviser in May 2010. He was the Global Head of Fixed Income for Deutsche Bank Private Wealth Management from 2003 until he joined the Adviser. Mr. Rossmiller joined Bankers Trust in 1993, which was later acquired by Deutsche Bank in 1999. Mr. Rossmiller attended the University of Michigan from 1975 to 1977, and received a Bachelor of Music in 1980 from the Hartt School of Music and a Master of Public and Private Management in 1985 from Yale University.

Mr. Jared B. Olivenstein, Principal of the Adviser, has managed the Fund since its inception. Prior to joining the Adviser, Mr. Olivenstein was an Executive Director and Portfolio Manager at JPMorgan Asset Management, responsible for the Strategic Income Opportunities family of funds. Prior to joining JPMorgan Asset Management, Mr. Olivenstein was a foreign exchange and commodities sales and trading associate with JPMorgan Chase Securities Inc. Mr. Olivenstein earned a B.S. in Business Administration from Carnegie Mellon University.

Dr. Qiang Jiang, PhD, Managing Director and Director of Investment Quantitative R&D at the Adviser, has managed the Fund since its inception. Dr. Jiang joined the Adviser in 2007. Prior to joining the Adviser, Dr. Jiang worked for Bessemer, an affiliate of the Adviser, since 2002. Prior to joining Bessemer, Dr. Jiang was a consultant for Schroders from 1997 to 2000, and the Bank of New York Mellon (which acquired Schroders) from 2000 to 2001. Dr. Jiang worked at Rutgers University as a research fellow, responsible for research in the areas of interfacial phenomena and ultra-low temperature physics, and completed both a M.S. in Electrical and Computer Engineering as well as his Doctoral program in Physics in 1991. Dr. Jiang earned a B.S. from Fudan University in 1985.

Mr. Anthony Wile, Senior Vice President of the Adviser, has managed the Fund since its inception. Mr. Wile joined the Adviser in 2017 and Bessemer in 2016. Prior to joining Bessemer, Mr. Wile was a global markets research analyst at J.P. Morgan, responsible for global macro research and high frequency forecasting. Mr. Wile earned a B.B.A. in finance and economics from Loyola University Chicago.

Mr. Ibrahim Incoglu is a Portfolio Manager of BlackRock’s portion of the Fund. Mr. Incoglu, a Managing Director of BlackRock, is part of the Securitized Assets Investment team and a member of Americas Fixed Income within the Alpha Strategies Group. Mr. Incoglu is a Senior Portfolio Manager and Trader on the Non-Agency desk. His responsibilities include managing Prime, Alt-a, Option Arm and Subprime positions across numerous BlackRock portfolios. Prior to joining BlackRock in 2009, Mr. Incoglu spent more than six years on the sell side at Wachovia Securities, most recently as a Director. He was responsible for managing the synthetic ABS desk, market making and hedging activities. Prior to launching synthetic desk in 2006, Mr. Incoglu was a Senior Trader at Wachovia and traded / made markets on Alt-a, Sub-prime and 2nd liens/ HELOC’s (Home Equity Line of Credit). From 2002 to 2003, Mr. Incoglu was an Associate at Bank of America Securities, where he structured up Non-Agency deals, and ran arbitrage to buy and securitize mortgage whole loans. Mr. Incoglu began his career at Ocwen Federal Bank in 2000. He focused on trading of IO’s, servicing strips, as well as hedging activities of the derivatives. Mr. Incoglu earned a BS degree in civil engineering from Bogazici University in 1998, and an MBA degree in business administration from the University of Tulsa in 1999.

Mr. Saffet Ozbalci, CFA, Managing Director, is the Head of the US CLO Investment Team within BlackRock’s Global Fixed Income group. Prior to joining Blackrock in 2012, Mr. Ozbalci was the Head of CLO Trading at BNP Paribas. Prior to this role, Mr. Ozbalci was a portfolio manager at Barclays Global Investors (BGI), primarily responsible for investments in securitized assets. In his previous role, he was the lead portfolio manager at Securities Finance Trust Co, specializing in securitized assets. Mr. Ozbalci earned a BS degree in Civil Engineering from Middle East Technical University in 2001, and an MBA/MS degree in finance from Boston College in 2004.

Mr. Michael McEachern is a Portfolio Manager of Muzinich’s portion of the Fund. He joined Muzinich in 2012. Prior to that, he served as the President and Head of the High Yield Division at Seix Advisors, Inc. Mr. McEachern holds a BA in Management Science from the University of California, San Diego, and a MBA from Rice University.

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Mr. Warren Hyland is a Portfolio Manager of Muzinich’s portion of the Fund. He joined Muzinich in 2013. Prior to that, he served as a Senior Portfolio Manager for Global Emerging Markets at Schroders. Mr. Hyland has a BSc in Mathematics for Business from the Middlesex University London and a MSc in Shipping Trade and Finance from the CASS Business School.

Mr. Thomas Samson is a Portfolio Manager of Muzinich’s portion of the Fund. He joined Muzinich in 2004. Prior to that, he was an investment analyst at Trafalgar Asset Managers. Mr. Samson has an MBA from the London Business School and a MSc in Corporate Finance from the Institut d’Etudes Politiques de Paris, France.

Mr. Torben Ronberg is a Portfolio Manager of Muzinich’s portion of the Fund. He joined Muzinich in 2016. Prior to that, he served as Head of Sub-Investment responsible for overseeing all Loan and High Yield Investments in asset class specific portfolios at ECM Asset Management Limited. Mr. Torben holds an BSc in Accounting from Copenhegen Business School and an Executive MBA from London Business School.

Mr. Anthony Demeo is a Portfolio Manager of Muzinich’s portion of the Fund. He joined Muzinich in 2015. Prior to that, he was an investment grade credit trader at Societe Generale focusing on the consumer, retail and industrial sectors. Previously, he spent 11 years in debt capital markets at Barclays Capital and Deutsche Bank. Mr. Demeo holds a BA in Economics from Cornell University.

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WHAT DO SHARES COST?

You can buy shares of the Fund at NAV, without a sales charge, on any day the New York Stock Exchange (“NYSE”) is open for business. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. Your purchase order must be received in proper form by 4:00 p.m. (Eastern time) in order to receive that day’s NAV. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

The Fund’s NAV is computed by dividing the value of the Fund’s net assets (i.e., the value of the Fund’s securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares outstanding. Portfolio securities for which market quotations are readily available are valued at market value. All other investment assets of the Fund are valued in such manner as the Board, in good faith, deems appropriate to reflect their fair value. If events occur that materially affect the value of the security between the time trading ends on a particular security and the close of the normal trading session of the NYSE, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Fund’s Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other assets, including real assets and derivatives for which readily available market quotations are not generally available. In addition, the Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which the Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security, but, rather, several factors are considered, including an evaluation of the forces that influence the market in which the security is purchased or sold, in determining whether a market price is readily available and, if not, the security’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when the Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

The Board has adopted valuation policies and procedures for determining the value of Fund shares. The Board receives and reviews quarterly reports from the Fund’s Pricing Committee regarding any valuation issues that arose during the preceding quarter.

To open an account with one of the Fund, your first investment must be at least $1,000. However, you can add to your account for as little as $100. In certain circumstances, these minimums may be waived or lowered at the Fund’s or Adviser’s discretion.

HOW DO I PURCHASE SHARES?

Each prospective investor in the Fund must first submit an account application in proper form. An account application may be rejected at the discretion of the Fund and/or Adviser at any time and for any reason. Once an application is approved, shares of the Fund may be purchased by mail or by wire directly with the transfer agent of

19

the Fund, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), or through broker/dealers or other financial institutions that have an agreement with the Fund’s distributor, Foreside Funds Distributors LLC (the “Distributor”) (a “Selling Agent”). Notwithstanding the foregoing, the Fund and the Adviser reserve the right to reject any purchase request at any time, for any reason. See also “Market Timing Policies.”

If you purchase shares directly with the Transfer Agent, your account will be maintained by the Transfer Agent. For account balance information and shareholder services, you may call the Transfer Agent at (800) 607-2200. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, taxpayer identification number (usually your Social Security number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. If any of the above requested information is missing, we may reject your account and return your application or take such other action as we deem reasonable as permitted by law. All applications for purchase must be approved by the Adviser. Please review your account application for additional information.

By Mail

Through a Selling Agent

Contact your Selling Agent for instructions. Shares will be issued upon receipt of payment by the Fund in which you are investing (see “Additional Conditions—Transactions Through Selling Agents”).

Directly with the Transfer Agent

•	Contact the Transfer Agent to request a Purchase Application;

•	Complete the Purchase Application;

•	Obtain written Adviser approval; and

•	Mail it together with a check payable to Old Westbury Funds, to the following address:

Old Westbury Funds, Inc.
P.O. Box 9767
Providence, RI 02940-9767

Subsequent investments in the Fund does not require a Purchase Application; however, the shareholder’s account number and Fund name must be clearly marked on the check to ensure proper credit.

The Fund will not accept the following payments: third party checks; money orders; bank starter checks; traveler’s checks; credit card convenience checks; or checks drawn in a foreign currency. All checks should be made payable to Old Westbury Funds.

By Wire

Investments may be made directly through the use of wire transfers of federal funds after an account has been established. Shares purchased by wire will be effected at the public offering price next determined after acceptance of the order by the Transfer Agent.

Through a Selling Agent

Contact your Selling Agent for instructions.

20

Directly with the Transfer Agent

If you do not have a relationship with a Selling Agent, you may purchase shares directly by federal funds wire to the Transfer Agent, after completing the Purchase Application, submitting the Purchase Application to the Adviser for approval, and forwarding a copy to the Transfer Agent. No Purchase Application is required for subsequent investments.

Complete applications should be directed to:

Old Westbury Funds, Inc.
P.O. Box 9767
Providence, RI 02940-9767

Please contact the Transfer Agent at (800) 607-2200 for complete instructions.

HOW DO I REDEEM SHARES?

Shares of the Fund may be redeemed by mail or by wire through a Selling Agent or through the Transfer Agent. Redemptions will only be made on days when the Fund computes its NAV. When your redemption request is received in proper form, shares of the Fund will be redeemed at its next determined NAV. Redemption requests must be received by 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day’s NAV. Redemption proceeds will normally be mailed or sent electronically the following business day, but in no event more than seven days, after the request is made. Generally, redemption requests are paid in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, a redemption request may be paid in securities of equal value.

By Telephone

Through your Selling Agent

Contact your Selling Agent for complete instructions. Your Selling Agent may accept your redemption request if you have previously elected this service. See “Additional Conditions” for information regarding telephone transactions.

Through the Transfer Agent

For shareholders whose accounts are maintained by the Transfer Agent, if you have authorized the telephone redemption privilege in your Purchase Application, you may redeem shares by calling the Transfer Agent at (800) 607-2200.

By Mail

Through your Selling Agent

Send a letter to your Selling Agent, indicating your name, the Fund name, your account number and the number of shares or dollar amount you want to redeem. Your request must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign).

Shareholders may also redeem Fund shares through participating organizations holding such shares who have made arrangements with the Fund permitting them to redeem such shares by telephone or facsimile transmission and who may charge a fee for this service.

21

Through the Transfer Agent

For shareholders whose accounts are maintained by the Transfer Agent, redemptions may be made by sending a written redemption request indicating your name, the Fund name, your account number and the number of shares or the dollar amount you want to redeem to:

Old Westbury Funds, Inc.
P.O. Box 9767
Providence, RI 02940-9767

For additional assistance, call (800) 607-2200.

Additional Conditions

Transactions Through Selling Agents

Selling Agents are authorized to accept purchase orders on behalf of the Fund at the Fund’s NAV next determined after your order is received by a Selling Agent in proper order before 4:00 p.m., Eastern time, or such earlier time as may be required by the Selling Agent. Selling Agents may be authorized to designate other intermediaries to act in this capacity. Selling Agents may charge you a transaction fee on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. Selling Agents may be the shareholders of record of your shares. Selling Agents are responsible for transmitting requests and delivering funds on a timely basis. Neither the Fund nor the Distributor is responsible for ensuring that the Selling Agents carry out their obligations to their customers.

Signature Guarantees

You must have a signature guarantee on the following written redemption requests:

•	when you want a redemption to be sent to you at an address other than the one you have on record with the Fund;

•	when your account address has changed within the last ten business days;

•	when the redemption proceeds are being transferred to another Fund account with a different registration; or

•	when the redemption proceeds are being wired to bank instructions currently not on your account.

A signature guarantee is designed to protect your account from fraud. We accept signature guarantees only from members of STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Limitations on Redemption Proceeds

Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

•	to allow your purchase payment to clear;

•	during periods of market volatility;

•	when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
22

•	during periods when the NYSE is closed other than on customary weekend and holiday closings, when trading is restricted, if an emergency exists as determined by the SEC, or by other order of the SEC.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund. The proceeds of your redemption of shares that were purchased by check may be held up to ten business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares by wire. Redemptions made after an account has been opened, but before a customer’s identity has been verified, which may take up to five business days, must be made in writing, even if the redemption involves shares purchased by wire.

Telephone Transactions

The Fund make every effort to ensure that telephone redemptions and exchanges are only made by authorized shareholders. All telephone calls are recorded for your protection, and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone transaction privileges, including purchases, redemptions and exchanges placed by telephonic instructions or facsimile instructions, may be revoked at any time at the discretion of the Fund without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone, transaction requests may be made by regular mail.

HOW DO I EXCHANGE SHARES?

You may exchange shares of the Fund for shares of any of the other funds offered in the registrant’s registration statement dated February 28, 2020, free of charge, provided you meet the $1,000 minimum initial investment requirement. In certain circumstances, these minimums may be waived or lowered at the Fund’s and/or the Adviser’s discretion. An exchange is treated as a redemption and subsequent purchase, and is therefore a taxable transaction. As stated above, the Fund and the Adviser reserve the right to reject any purchase order for any reason. Also see “Market Timing Policies” below. Signatures must be guaranteed if you request and exchange into another Fund with a different shareholder registration. The Fund will provide shareholders with 60 days’ written notice prior to any modification of this exchange privilege. See “Additional Conditions—Telephone Transactions” for information regarding exchanging shares by telephone.

Exchanges may be made by sending a written request to Old Westbury Funds, Inc., P.O. Box 9767 Providence, RI 02940-9767 or by calling (800) 607-2200. Please provide the following information:

•	your name and telephone number;

•	the exact name on your account and account number;

•	taxpayer identification number (usually your Social Security number);

•	dollar value or number of shares to be exchanged;

•	the name of the Fund from which the exchange is to be made; and

•	the name of the Fund into which the exchange is being made.

MARKET TIMING POLICIES

The Fund is not designed for market timing strategies. If you intend to engage in market timing, do not invest in shares of the Fund. The Fund’s Board has adopted policies and procedures with respect to frequent purchases and/or exchanges of Fund shares that are intended to detect and deter market timing. Frequent purchases, and subsequent redemptions, or exchanges shortly thereafter may interfere with the most effective and efficient

23

investment of assets of the Fund in accordance with its objectives and policies. Such trading practices may also cause dilution in value of the Fund’s shares held by long-term shareholders and may increase brokerage and administrative costs.

The Fund reserve the right to reject any purchase and/or exchange orders if, in the Adviser’s discretion, a shareholder (including all accounts under common ownership) engages in a trading practice which the Adviser believes may cause harm to the Fund or its shareholders. Moreover, the Fund reserve the right to reject any purchase request at any time, for any reason and may revoke telephone transaction privileges at any time. To minimize harm to the Fund and their shareholders, the Fund reserve the right to permanently refuse purchase and/or exchange requests.

The Fund does not knowingly accommodate excessive trading of shares and do not tolerate excessive trading when detected. In addition, the Fund has not created any arrangements, such as an automated exchange or redemption program that would permit frequent trading. The Board receives periodic net asset inflow and outflow information reflecting purchase, exchange and redemption activities. The Board may determine to impose additional restrictions as they deem necessary, if any such transaction activities detrimental to long-term shareholders are discovered.

There can be no assurances that the Fund will be able to detect, anticipate or stop any such orders, exchanges or requests because of various factors. For example, the Fund may not be able to identify trading by a particular beneficial owner through omnibus accounts held by financial intermediaries since trading activity in the omnibus account is generally aggregated. Neither the Funs nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

24

ACCOUNT AND OTHER INFORMATION

Confirmations and Account Statements

You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including distributions of any net investment income and realized net capital gains.

Fund Distributions

Distributions (if any) are paid to shareholders invested in the Fund on the record date. Distributions of any net investment income (dividends and interest less net expenses) are paid quarterly for Fund. Realized net capital gains, if any, are declared and distributed at least annually. Your distributions will be automatically reinvested in additional shares unless you elect cash payments.

If you purchase shares just before the Fund declares a taxable distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, which is generally subject to tax whether or not you reinvest the distribution in additional shares. Similarly, if you purchase shares of the Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the securities and realizes and distributes the gain. The Fund has built up, or have the potential to build up, high levels of unrealized appreciation. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a distribution. Contact your investment professional or the Fund for information concerning when distributions will be paid.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

Important Note Regarding “Lost Shareholders”

If you have elected to have your account dividends and/or distributions paid in cash, the Fund reserves the right to change the dividend and distribution payment option on your account to “reinvest” if mail sent to the address on your account is returned by the post office as “undeliverable.” In such event, the Fund would then purchase additional Fund shares with any dividend or distribution payments. In order to change the option back to “cash” you would need to send the Transfer Agent written instructions as described above.

Taxes

The following discussion regarding federal income taxes is based upon laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account such as a 401(k) plan or Individual Retirement Account. This discussion is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation, including state, local and foreign tax consequences of investing in the Fund. Please see the SAI for additional income tax information, including federal, state and local income tax information.

The Fund will distribute to its shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. Distributions from the Fund’s ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from the Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

25

Currently, an individual’s net long-term capital gain is generally subject to a maximum federal tax rate of 20%. Distributions of net capital gain that are derived from the sale or disposition of collectibles are currently taxable at a 28% rate. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by the Fund from its investments in certain U.S. and foreign corporations is currently subject to a maximum federal tax rate of 20% (“QDI”), as long as certain holding period requirements are met by you for your Fund shares and by the Fund for its investments in the stock producing such dividends.

A 3.8% Medicare contribution tax is imposed on the net investment income of certain high-income individuals, trusts and estates. For this purpose, net investment income generally includes, among other things, distributions paid by the Fund, including capital gain dividends (but excluding exempt interest dividends), and any net gain from the sale of Fund shares.

Taxable distributions from the Fund generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will report to you the federal income tax status of your distributions for the year.

If more than 50% of the Fund’s total assets at the close of its taxable year consists of securities of non-U.S. companies, the Fund will be eligible to file an annual election with the IRS that would require you to include a pro rata portion of the Fund’s foreign taxes in your gross income and treat such amount as foreign taxes paid by you. In general, you can either deduct such amount in computing your taxable income or claim such amount as a foreign tax credit against your federal income tax liability, subject to certain limitations.

As a regulated investment company for federal income tax purposes, the Fund must derive at least 90% of its gross income from certain qualifying sources. Rules governing the federal income tax aspects of derivatives are in a developing stage and are not entirely clear in certain respects, particularly in light of a pair of 2006 IRS revenue rulings that held that income from certain derivative contracts with respect to a commodity index or individual commodities was not qualifying income for a regulated investment company.

Your redemptions (including redemptions-in-kind) and exchanges of Fund shares generally will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Cost Basis Reporting

The Fund is required to report to the IRS and furnish to you annually on Form 1099-B the cost basis information for the Fund’s shares purchased or acquired on or after January 1, 2012, and sold on or after that date. In addition to the requirement that the Fund report the gross proceeds from the sale of the Fund’s shares, the Fund also are required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of the Fund’s shares, the Fund will permit you to elect from among several IRS-accepted cost basis methods, including average cost basis. In the absence of an election, cost basis will be calculated using the Fund’s default method of average cost. The cost basis method elected by you (or the cost basis method applied by default) for each sale of the Fund’s shares may not be changed after the settlement date of each such sale of the Fund’s shares. At any time, you may designate a new election for future cost basis calculations.

You should carefully review the cost basis information provided by the Fund and make any adjustments that are required when reporting these amounts on federal income tax returns. If your account is held by an investment representative (financial advisor, broker or other nominee), you should consider contacting that representative with respect to reporting of cost basis and available elections for your account. You are encouraged to refer to the appropriate IRS regulations or consult your tax advisor to obtain more information about cost basis reporting and, in particular, to determine the best IRS-accepted cost basis method for your personal tax situation.

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For shares of the Fund purchased or acquired on or before December 31, 2011, and sold on or after that date, the Fund are required to report only the gross proceeds from the sale of the Fund’s shares.

Foreign Shareholders

Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Fund, as discussed in more detail in the SAI.

DISTRIBUTION AND SHAREHOLDER SERVICING OF FUND SHARES

Foreside Funds Distributors LLC (the “Distributor”) serves as principal underwriter to the Fund pursuant to an Underwriting Agreement for the limited purpose of acting as statutory underwriter to facilitate the distribution of shares of the Fund. The Fund has adopted a shareholder servicing plan. Under this plan, the Fund has entered into a shareholder servicing agreement with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services (“Shareholder Support Services”) to the Fund. Such Shareholder Support Services include, but are not limited to, providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption requests, and transmitting various communications to shareholders. For these services, the Fund pays an annual fee of 0.20% of its average daily net assets. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from the Fund. Because the shareholder servicing fees paid to Bessemer are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Bessemer may make payments from time to time from its own resources for certain enumerated purposes.

INDEX DESCRIPTION

Below is the description of the index for the Fund as of September 28, 2020. You cannot invest directly in an index.

ICE BofA 1-10 Year US Corporate Index: ICE BofA 1-10 Year US Corporate Index is a subset of the ICE BofA US Corporate Master Index.

FINANCIAL INFORMATION

Because the Fund is newly organized, no financial information is available for the Fund.

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OLD WESTBURY FUNDS, INC.

Shareholder Privacy

Below is a summary of the non-public personal information that we may collect and maintain during the course of our relationship, our policy regarding the use of that information, and the measures we take to safeguard that information. We do not sell non-public personal information to anyone and only share it with others as described below.

Information We Collect

In the course of our business relationship, we may obtain non-public personal information about you, including:

•	Information we receive from you in applications, forms, or other documents (such as your name, address, and social security number, driver’s license number, and state identification card number).
•	Information about your investments or transactions with us.

Disclosure Policy

We will not disclose your non-public personal information except as permitted or required by law. For example, we may disclose such non-public personal information to affiliated or unaffiliated service providers that provide assistance in servicing or maintaining your account or other business relationship such as, mailing shareholder reports or providing periodic account statements or to third parties in response to a subpoena or regulatory inquiry. We may also disclose your non-public personal information to governmental entities such as sending annual income statement to the U.S. Internal Revenue Service.

Information Security

We require our service providers with whom your non-public personal information is shared to adopt policies and procedures reasonably designed to restrict access to and use of your non-public personal information and to maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your non-public personal information.

This information is being provided in accordance with the provisions of Section V of the Gramm-Leach-Bliley Act and the regulations of Securities and Exchange Commission issued thereunder.

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A Statement of Additional Information (SAI) dated September 28, 2020 is incorporated by reference into this Prospectus. Additional information about the Fund’s investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at (800) 607-2200. The Fund does not make its SAI or Annual and Semi-Annual Reports available through the internet because the Fund does not have a web site.

Information from the SEC: You can obtain copies of Fund documents from the SEC as follows:

On the EDGAR database via the Internet: http://www.sec.gov

By electronic request: publicinfo@sec.gov (The SEC charges a fee to copy any documents.)

Cusip 680414851

Investment Company Act file no. 811-07912

OLD WESTBURY FUNDS, INC.

Statement of Additional Information

September 28, 2020

Old Westbury Credit Income Fund (OWCIX)

(the “Fund”)

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the Fund’s Prospectus dated September 28, 2020. You may obtain the Prospectus, Annual Report or Semi-Annual Report without charge by calling (800) 607-2200.

Bessemer Investment Management LLC – the
Fund’s Investment Adviser (“BIM” or the
“Adviser”)

HOW IS THE FUND ORGANIZED?

Old Westbury Funds, Inc. (the “Corporation”) is an open-end, management investment company that was established under the laws of the State of Maryland on August 26, 1993.

The Fund is a non-diversified portfolio of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

SECURITIES IN WHICH THE FUND INVEST

The Fund invests in a variety of securities and other instruments and employ a number of investment techniques that involve certain risks. The Prospectus highlights the Fund’s principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Fund. The following table sets forth additional information concerning permissible investments and techniques for the Fund. Following the table is further information describing the investments and techniques listed in the table, as well as others.

Securities and Investment Techniques	Credit Fund
Asset-Backed Securities	√
Bank Obligations	√
Below Investment Grade/ High Yield Securities	√
1

Borrowing	√
Callable Securities	√
Collateralized Debt Obligations	√
Collateralized Loan Obligations	√
Collateralized Mortgage Obligations	√
Collectibles
Commercial Paper	√
Commodities
Common Stocks
Convertible Securities	√
Debt Obligations	√
Defaulted Debt Securities
Fixed and Floating Rate Debt Obligations	√
Foreign Debt Obligations	√
Inverse Floaters	√
Pre-Refunded Bonds	√
Depository Receipts
American Depository Receipts
Global Depository Receipts
European Depository Receipts
Non-Voting Depositary Receipts
Derivative Instruments	√
Futures and Options Transactions	√
Foreign Currency Transactions	√
Hybrid or Linked Instruments	√
Structured Notes	√
Swap Transactions	√
Emerging Growth Companies
Emerging Market Securities	√
Exchange-Traded Funds	√
Exchange-Traded Notes	√
Foreign Securities	√
Illiquid Investments	√
Inflation-Protected Securities	√
Investment Grade Debt Securities	√
Investment in Investment Companies	√
Loan Participations and Assignments	√
Master Limited Partnerships (MLPs)	√
MLP Tax Risk	√
Money Market Instruments	√
Mortgage-Backed Securities	√
Adjustable Rate Mortgage Securities (ARMS)	√
Commercial Mortgage-Backed Securities	√
Mortgage Dollar and U.S. Treasury Rolls	√
Municipal Securities	√
Municipal Bonds	√
Municipal Housing Bonds	√
Municipal Leases	√
Municipal Notes	√
Non-Diversification	√
Preferred Stocks	√
2

Private Placements and Other Restricted Securities	√
Quantitative Investment Strategy	√
Real Estate Investment Trusts	√
Royalty Trusts
Repurchase Agreements	√
Reverse Repurchase Agreements	√
Short Sales	√
Small and Medium Capitalization Stocks
Standby Commitments	√
Stripped Securities	√
Structured Investments	√
U.S. Government Securities	√
Temporary Investments	√
Variable Rate Demand Notes	√
Warrants and Rights	√
When-Issued and Delayed Delivery Transactions	√
Zero Coupon, Pay-in-Kind and Step-Coupon Securities	√

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

The following describes the types of securities the Fund may purchase, as well as certain investment techniques the Fund may use that are in addition to those described in the Prospectus. The following also describes certain additional risks associated with such securities and investment techniques.

ASSET-BACKED SECURITIES. Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time such as car loans and credit card receivables. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then would be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets.

BANK OBLIGATIONS. Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. Bank obligations may be structured as fixed-, variable- or floating-rate obligations. The Fund will not invest in obligations for which the Adviser, or any of its affiliates, is the ultimate obligor or accepting bank. Certain bank obligations, such as some CDs, are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. For foreign banks, there is a possibility that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations;

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and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders.

In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.

BELOW INVESTMENT GRADE/HIGH YIELD SECURITIES. Below investment grade or high yield securities are securities rated lower than BBB by Standard & Poor’s Ratings Group (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”), comparably rated by another nationally recognized statistical rating organization (“NRSRO”) or not rated by any rating agency but determined to be of comparable quality by the Adviser or the sub-advisers. There are certain risks involved in applying credit ratings as a method of evaluating below investment grade securities. For example, while credit rating agencies evaluate the safety of principal and interest payments, they do not evaluate the market risk of the securities and the securities may decrease in value as a result of credit developments. Lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The market prices of such securities (commonly known as “junk bonds”) may become increasingly volatile in periods of economic uncertainty. Moreover, adverse publicity or the perceptions of investors over which the Adviser and sub-advisers have no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments.

Below investment grade/high yield securities are subject to the risks associated with debt securities, and may be more sensitive to such risks than investment grade debt securities. The market for unrated securities may not be as liquid as the market for rated securities, which may result in depressed prices for the Fund in the disposal of such nonrated securities. The limited market for these securities may affect the amount actually realized by the Fund upon such sale. Such sale may result in a loss to the Fund.

BORROWING. The Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets and pledge some assets as collateral. The Fund that borrows will pay interest on borrowed money and may incur other transaction costs. These expenses can exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Fund are required to maintain continuous asset coverage to 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities, even at a loss, to restore the coverage.

CALLABLE SECURITIES. Callable securities give the issuer the right to redeem the security on a given date or dates (known as the call dates) prior to maturity. In return, the call feature is factored into the price of the debt security, and callable debt securities typically offer a higher yield than comparable non-callable securities. Certain securities may be called only in whole (the entire security is redeemed), while others may be called in part (a portion of the total face value is redeemed) and possibly from time to time as determined by the issuer. There is no guarantee that the Fund will receive higher yields or a call premium on an investment in callable securities.

The period of time between the time of issue and the first call date, known as call protection, varies from security to security. Call protection provides the investor holding the security with assurance that the security will not be called before a specified date. As a result, securities with call protection generally cost more than similar securities without call protection. Call protection will make a callable security more similar to a long-term debt security, resulting in an associated increase in the callable security’s interest rate sensitivity.

Documentation for callable securities usually requires that investors be notified of a call within a prescribed period of time. If a security is called, the Fund will receive the principal amount and accrued interest, and may receive a small additional payment as a call premium. Issuers are more likely to exercise call options in periods when interest rates are below the rate at which the original security was issued, because the issuer can issue new securities with lower interest payments. Callable securities are subject to the risks of other debt securities in general, including prepayment risk, especially in falling interest rate environments.

COLLATERALIZED DEBT OBLIGATIONS (CDOs) AND COLLATERALIZED LOAN OBLIGATIONS (CLOs). The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade debt securities. A CLO is a trust typically collateralized by

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a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be illiquid; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions.

In addition to the normal risks associated with debt securities discussed elsewhere in this SAI and the Fund’s Prospectus, CDOs carry additional risks that include, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs). CMOs are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full. Because cash flow is distributed sequentially instead of pro rata with CMOs, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal pay downs.

COMMERCIAL PAPER. The commercial paper in which the Fund may invest must be rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody, or F1 or F2 by the Fitch Group (“Fitch”). Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

CONVERTIBLE SECURITIES. Convertible securities are a combined form of equity security and debt security. Generally, convertible securities are bonds, debentures, notes, preferred stocks, warrants or other securities that convert or are exchangeable into shares of the underlying common stock at a stated exchange ratio. Usually, the conversion or exchange is solely at the option of the holder. However, some convertible securities may be convertible or exchangeable at the option of the issuer or are automatically converted or exchanged at a certain time, or on the occurrence of certain events, or have a combination of these characteristics. Usually, a convertible security provides a long-term call on the issuer’s common stock and therefore tends to appreciate in value as the underlying common stock appreciates in value. A convertible security also may be subject to redemption by the issuer after a certain date and under certain circumstances (including a specified price) established on issue. If a convertible security held by the Fund is called for redemption, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it.

Convertible bonds, debentures and notes are varieties of debt securities, and as such are subject to many of the same risks, including interest rate sensitivity, changes in debt rating and credit risk. In addition, convertible securities are often viewed by the issuer as future common stock subordinated to other debt and carry a lower rating than the issuer’s non-convertible debt obligations. Thus, convertible securities are subject to many of the same risks as high-yield, high-risk securities.

DEBT OBLIGATIONS. The Fund may invest in the following type of debt obligations, including bills, bonds, notes, debentures, money market instruments and similar instruments and securities of U.S. and non-U.S. corporate issuers or governments. Bonds and other debt securities generally are subject to credit risk and interest rate risk. While debt securities issued by the U.S. Treasury generally are considered free of credit risk, debt issued by agencies and corporations all entail some level of credit risk. Investment grade debt securities have less credit risk than do high-yield, high-risk debt securities. Bonds and other debt securities generally are interest rate-sensitive. During periods of falling interest rates, the value of debt securities held by the Fund generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Debt securities with longer durations are more likely to be sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Debt obligations also may be particularly sensitive to certain economic, market and political events and developments, as described below. Changes by recognized

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rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal also will affect the value of these investments.

While assets in debt markets have grown rapidly in recent years, the capacity for traditional dealer counterparties to engage in debt securities trading has not kept pace and in some cases has decreased. For example, primary dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. This reduction in market-making capacity may be a persistent change, to the extent it is resulting from broader structural changes, such as fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the debt securities markets. Such issues may be exacerbated during periods of economic uncertainty.

The Fund may buy defaulted debt securities if, in the opinion of the Adviser or sub-adviser, they present an opportunity for later price recovery, the issuer may resume interest payments, or other advantageous developments appear likely in the near future. The Fund is not required to sell a debt security that has defaulted if the Adviser or sub-adviser believes it is advantageous to continue holding the security.

Fixed and Floating Rate Debt Obligations. Fixed rate securities exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates, the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility. Floating rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Floating rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Floating rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a floating rate obligation defaults, the Fund could sustain a loss to the extent of such default.

Foreign Debt Obligations. The debt obligations of foreign governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. The Fund may invest in securities issued by certain “supra-national” entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the “World Bank”), the Asian Development Bank and the Inter-American Development Bank. The governmental members of these supra-national entities are “stockholders” that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity’s lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will be able or willing to honor their capitalization commitments for those entities.

Inverse Floaters. The Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security generally will exhibit greater price volatility than a fixed rate obligation of similar credit quality.

Pre-Refunded Bonds. Pre-Refunded Bonds are outstanding debt securities that are not immediately callable (redeemable) by the issuer but have been “pre-refunded” by the issuer. The issuer “pre-refunds” the bonds by setting aside in advance all or a portion of the amount to be paid to the bondholders when the bond is called. Generally, an issuer uses the proceeds from a new bond issue to buy high grade, interest bearing debt securities, including direct obligations of the U.S. government, which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bonds. Due to the substantial “collateral” held in escrow, pre-refunded bonds often receive the same rating as obligations of the United States Treasury. Because pre-refunded bonds still bear the same interest rate as when they were originally issued and are of very high credit quality, their market value may increase. However, as the pre-refunded bond approaches its call or ultimate maturity date, the bond’s market value will tend to fall to its call or par price.

DERIVATIVE INSTRUMENTS. Derivatives are financial instruments whose values are based on (or “derived” from) securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can generally be easily bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized and/or complex, and may be harder to value. The use of derivatives may enhance returns and may be useful in hedging portfolios. The use of certain derivatives may have a leveraging effect on the Fund, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate the Fund’s losses.

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To manage the risk associated with leveraging, the Fund may segregate liquid assets, or otherwise “cover” its derivatives position in a manner consistent with the 1940 Act and the rules and SEC interpretations thereunder. The Fund may modify its asset segregation policies at any time to comply with any changes in the Securities and Exchange Commission’s (the “SEC”) positions regarding asset segregation. Some common types of derivatives include futures, options, options on futures, forward foreign currency exchange contracts, forward contracts on securities and securities indices, linked securities and structured products, swap transactions and swaptions.

The Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolios securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; (vi) for any other reason deemed appropriate by the Adviser or sub-advisers in achieving the Fund’s investment objective; and/or (vii) to manage the effective maturity or duration of its portfolio.

The Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to significant losses even from relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the security for which it is substituting or with changes in the value of the Fund’s holdings. The Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of the Adviser’s or sub-advisers’ derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself. Other risks arise from the Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when the Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) in particular may be illiquid. Derivatives traded in the over-the-counter market are also subject to the risk that the other party will not meet its obligations. In addition, with some derivative strategies there is the risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

Pursuant to regulations and/or published positions of the SEC or its staff, the Fund may be required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. To the extent the Fund maintains asset coverage in the amount prescribed, such assets cannot be sold while the derivative transaction is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the reservation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

The Adviser has claimed an exclusion from the definition of a commodity pool operator with respect to its management of the Fund pursuant to Commodity Futures Trading Commission (“CFTC”) Rule 4.5. Therefore, the Adviser is not subject to regulation as a commodity pool operator (“CPO”) under the Commodity Exchange Act, as amended, with respect to its management of the Fund. In order to rely on the Rule 4.5 exclusion, the Fund must limit their investments in commodity futures contracts, options on futures contracts and swaps and other commodity interests (including, for example, security futures, broad-based stock index futures and financial futures contracts). In the event that the Adviser becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a CPO with respect to the Fund, the Fund’s expenses may increase, adversely affecting that Fund’s total returns.

FUTURES AND OPTIONS TRANSACTIONS. The Fund may buy and sell futures contracts and options on futures contracts, buy put and call options on portfolio securities and securities indices or write covered put and call options on portfolio securities to attempt to increase its current income or to hedge its portfolio. There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. The Fund’s ability to establish and close out futures and options positions depends on this secondary market. When the Fund uses futures and options on futures, there is a risk that the prices of such futures and options may not correlate perfectly with the prices of the underlying instruments. Futures contracts and options may react differently to market changes and be more volatile than the underlying instruments and may increase the volatility of the Fund’s NAV. In addition, the Adviser or sub-advisers could be incorrect in their expectations about the direction or extent of market factors such as stock price movements or foreign currency exchange rate fluctuations. For options, a change in volatility of the underlying instrument due to general market and economic conditions or other factors may negatively affect the value of such option. In these events, the Fund may lose money on the futures contracts and/or options, including losses that exceed the amount of the posted collateral (for futures), complete loss of the amounts paid as premiums to the writer of an option (for long options), and unlimited losses (for written options). In addition, futures exchanges may impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

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Futures Contracts. A futures contract is a commitment by two parties under which one party agrees to make delivery of an asset (seller) and another party agrees to take delivery of the asset at a certain time in the future. A futures contract may involve a variety of assets including commodities (such as oil, wheat or corn) or a financial asset (such as a security). A stock index futures contract is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the price of the original contract and the value of the index at the close of the last trading day of the contract. No physical delivery of the underlying securities in the index is made. Settlement is made in cash upon termination of the contract. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a futures contract is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts call for cash settlements.

Margin in Futures Contracts. Since the Fund does not pay or receive money upon the purchase or sale of a futures contract, it is required to deposit an amount of initial margin in cash, U.S. Government securities or liquid debt securities as a good faith deposit. The margin is returned to the Fund upon termination of the contract. Initial margin in futures transactions does not involve borrowing to finance the transactions. As the value of the underlying futures contract changes daily, the Fund pays or receives cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market. Variation margin does not represent a borrowing or loan by the Fund. It may be viewed as a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When the Fund purchases futures contracts, it will maintain, at a minimum, an amount of cash and/or cash equivalents, equal to the amount payable at the settlement of the futures contracts to “collateralize” the position and ensure that the futures contracts are covered. As a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may lead to a substantial loss for the Fund. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed.

FOREIGN CURRENCY TRANSACTIONS. Foreign currency transactions are generally used to obtain foreign currencies to settle securities transactions or to exchange one currency for another. They can also be used as a hedge to protect assets against adverse changes in foreign currency exchange rates or regulations. When the Fund uses foreign currency exchanges as a hedge, it may also limit potential gain that could result from an increase in the value of such currencies. Currency exchange rates may be volatile and the Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, market or economic downswings, or other relevant factors, such as the actions of governments or central banks, the imposition of currency controls, and speculation. Foreign currency hedging transactions are used to protect against foreign currency exchange rate risks.

Forward Foreign Currency Exchange Contracts. The Fund will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position, to facilitate settlement of security purchases, to exchange one currency for another, or, with respect to the Fund, to seek enhanced returns. The Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. The Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. Forward foreign exchange transactions involve substantial currency risk, and also involve credit and liquidity risk. The Fund may also hedge a currency by entering into a transaction in a currency instrument denominated in a currency other than the currency being hedged (a “cross-hedge”). Bilaterally negotiated forward foreign currency exchange contracts are subject to counterparty risk. Certain foreign currency forwards may eventually be exchange-traded and cleared. Although these changes are expected to decrease the credit risk involved in bi-laterally negotiated contracts and increase the liquidity of these contracts, central clearing would not make the contracts risk-free. Gains from foreign currency contracts are generally taxable as ordinary income and, as a result, may significantly increase an investor’s tax liability.

The Fund may also engage in proxy hedging transactions to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund’s securities are, or are expected to be, denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present during the particular time that the Fund is engaging in proxy hedging. The Fund may also cross-hedge currencies by entering into forward contracts to sell one or more currencies

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that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

Some of the forward non-U.S. currency contracts entered into by the Fund are classified as non-deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or hedge exposure to foreign currencies that are not internationally traded.

Forward Contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.

Put and Call Options on Foreign Currencies. Purchasing and writing put and call options on foreign currencies are used to protect the Fund’s portfolio against declines in the U.S. dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. Writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Fund could lose money if it is required to purchase or sell foreign currencies at disadvantageous exchange rates. If exchange rate movements are adverse to the Fund’s position, such Fund may forfeit the entire amount of the premium plus related transaction costs. These options are traded on U.S. and foreign exchanges or over-the-counter.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, forward currency exchange contracts and options on forward currency exchange contracts may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of government actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lesser trading volume.

HYBRID OR LINKED INSTRUMENTS. Hybrid or linked instruments typically combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid instrument is tied to the price of some commodity, currency or securities index or another interest rate or some other economic factor (a “benchmark”). The interest rate or the principal amount payable at maturity of a hybrid instrument may be increased or decreased, depending on changes in the value of the benchmark.

Hybrid instruments also include “market access products” (“MAPs”), which may be structured as participatory notes, debt or equity warrants, options, total return swaps or other similarly structured instruments that are linked to an underlying equity security. MAPs provide for synthetic exposure to the price movements of an underlying local foreign equity security (e.g., if the underlying equity security decreases in value, the value of the MAP will decrease commensurately). MAPs are subject to certain risks, including, but not limited to, the same risks as direct investments in securities of foreign issuers and the risks generally associated with investing in derivative instruments. In addition, MAPs are subject to counterparty risk because the security is typically issued by another financial institution or banking entity. If the counterparty suffers a significant credit event and cannot perform, or it is perceived that the counterparty cannot perform, its obligations under the terms of the agreement, a MAP may lose value regardless of the strength of the underlying equity security. Additionally, the liquidity of MAPs may be limited because there is typically no secondary market trading in such instruments (they are generally bought and sold through the issuing counterparty).

These instruments can be used as a means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrid instruments may not bear interest or pay dividends. The value of a hybrid instrument or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a linked hybrid instrument. Under certain conditions, the redemption value of a hybrid instrument could be zero. Thus, an investment in a linked or hybrid instrument may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denomination bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of linked or hybrid instruments also exposes the Fund to the credit risk of the issuer of the linked or hybrid instrument. These risks may cause significant fluctuations in the NAV of the Fund. Certain issuers of structured products such as hybrid instruments may be deemed to be investment

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companies as defined under the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to applicable restrictions contained in the 1940 Act.

STRUCTURED NOTES. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured note may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed so that appreciation of the reference may produce an increase or decrease in the interest rate or the value of the structured note; therefore, the value of these securities may be volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes also may be more volatile, relatively less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

SWAP TRANSACTIONS. Swaps are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different market factors or types of investments, including a specified reference security, basket of securities, securities market index or index component. Depending on their structure, swaps may increase or decrease the Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, securities market indexes, or other factors such as security prices or inflation rates. The Fund may enter into a variety of swaps, including interest rate, index, volatility, commodity, equity, credit default and currency exchange rate swaps, and other types of swaps such as caps, collars and floors. The Fund also may enter into swaptions, which are options to enter into a swap.

Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security, or at a particular interest rate, in a particular foreign currency), or in a “basket” of securities representing a particular index. The “notional amount” of the swap is a basis on which to calculate the obligations which the parties to a swap have agreed to exchange. The Fund’s obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the swap based on the relative values of the positions held by each party to the swap. The Fund’s obligations under a swap will be accrued daily (offset against any amounts owing to the Fund).

Whether the Fund’s use of swaps will be successful in furthering its investment objective will depend on the ability of the Adviser or sub-advisers correctly to predict whether certain types of investments are likely to produce greater returns than other investments. For a bilaterally negotiated swap, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Currently, some, but not all, swap transactions are subject to central clearing. Eventually many swaps will be centrally cleared. Although central clearing is expected to decrease the counterparty risk involved in bilaterally negotiated contracts because it interposes the central clearinghouse as the counterparty to each participant’s swap, central clearing would not make swap transactions risk-free. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swaps, to realize amounts to be received under such swaps, or to enter into swaps, or could have adverse tax consequences.

Swaps may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many over-the-counter swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transactions may be subject to the limitation on illiquid investments. Like most other investments, swap transactions are subject to the risk that market value of the instrument will change in a way detrimental to the Fund’s interest. The Fund bears the risk that the Adviser or sub-advisers will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If the Adviser or sub-advisers attempt to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

PROPOSED SEC REGULATORY CHANGE. In November 2019, the SEC published a proposed rulemaking related to the use of derivatives and certain other transactions by registered investment companies that would, if adopted, for the most part rescind the guidance of the SEC and its staff regarding asset segregation and cover transactions. Instead of complying with current guidance, funds would need to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk (“VaR”) leverage limit, certain other derivatives risk management program and testing requirements and requirements related to board reporting. These new requirements would apply unless a fund qualified as a “limited derivatives user,” as defined in the SEC’s proposal.

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EMERGING MARKET SECURITIES. The Adviser or sub-advisers may invest in emerging markets. Most of these markets have a relatively low gross national product per capita, compared to the world’s major economies, but may exhibit potential for rapid economic growth. Securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks), warrants, bonds, notes and debentures convertible into common or preferred stock, equity interests in foreign investment funds or trusts and real estate investment trust securities. The Fund may also invest in the depositary receipts of such issuers. There are special risks involved in investing in emerging market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be relatively less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

Certain emerging markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the U.S., or otherwise adversely affect the Fund’s operations. Certain foreign investments may become relatively less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

EXCHANGE-TRADED FUNDS. As discussed under “Investment in Other Investment Companies” below, other investment companies may include exchange-traded funds (“ETFs”), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features.

EXCHANGE-TRADED NOTES. The Fund may invest in exchange-traded notes (“ETNs”), which are debt securities whose returns are linked to a particular index. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities, plus a specified rate of interest that could be earned on cash collateral. ETNs are subject to credit risk and counterparty risk. The value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced commodity. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Fund’s right to redeem its investment in an ETN, which is meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

FOREIGN SECURITIES. Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Amounts realized on foreign securities may be subject to high levels of foreign withholding and other taxes which may decrease the net return on foreign investments as compared to amounts realized by the Fund on domestic securities.

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The value of the Fund’s investments in foreign securities may be adversely affected by changes in political or social conditions, pandemics and epidemics, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. International trade tensions involving certain countries and their trading counterparties may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of certain country’s export industry with a potentially severe negative impact to the Fund. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Fund’s operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer.

Since investments in foreign securities often involve foreign currencies, the value of the Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations, including currency blockage.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Fund’s foreign investments may be relatively less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the U.S. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the U.S.

ILLIQUID INVESTMENTS. Illiquid investments are any investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund will not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions and may be subject to the limitation on illiquid investments. The Corporation has implemented a liquidity risk management program to identify illiquid investments pursuant to Rule 22e-4 under the 1940 Act, and the Board has approved the designation of a program administrator to administer the program.

INFLATION-PROTECTED SECURITIES. Unlike traditional debt securities that make fixed or variable principal and interest payments, inflation-protected debt securities are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. The Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

INVESTMENT GRADE DEBT SECURITIES. Investment grade securities have received one of the four highest ratings of a NRSRO. The ratings of AAA, AA, A and BBB by S&P or Fitch denote investment grade securities. The ratings of Aaa, Aa, A and Baa by Moody’s denote investment grade securities. Securities receiving the fourth highest rating (BBB by S&P or Fitch or Baa by Moody’s) have speculative characteristics and changes in the market or the economy are more likely to affect the ability of the issuer to repay its obligations when due. The credit ratings assigned to investment grade securities may not accurately reflect the true risks of an investment. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security’s market value. In the event any debt obligation held by the Fund is downgraded below the lowest permissible grade, the Fund is not required to sell the security.

INVESTMENT IN OTHER INVESTMENT COMPANIES. The Fund may invest in securities of other open- or closed-end investment companies, including ETFs, to the extent that such investments are consistent with the Fund’s investment objective and policies and permissible under the 1940 Act and related rules. The Fund may invest in other investment companies during periods when there is a shortage of attractive securities available in the market, or when the Adviser or sub-advisers believe share prices of other investment companies offer attractive values. The Fund may also invest in other investment companies because the laws of some foreign countries may make it difficult or impossible for the Fund to invest directly in issuers organized or headquartered in those countries, or may limit such investments. The most efficient, and sometimes the only practical, means of investing in such companies may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. Investing in other investment companies may result in higher fees and expenses for the Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that the Fund purchases. The Fund may also invest in

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foreign investment companies or foreign investment schemes. In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track, as well as to the risks of the specific sector or industry on which the ETF relates. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

LIBOR. The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after the end of 2021. This announcement and any additional regulatory or market changes may have an adverse impact on the Fund or its investments.

In advance of 2022, regulators and market participants are currently engaged in identifying successor Reference Rates (“Alternative Reference Rates”). Additionally, prior to the end of 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of Alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations.

The transition process might lead to increased volatility and illiquidity in markets that currently rely on Reference Rates to determine interest rates. It could also lead to a reduction in the value of some Reference Rate-based investments held by the Fund and reduce the effectiveness of new hedges placed against existing Reference Rate-based instruments. While market participants are endeavoring to minimize the economic impact of the transition from Reference Rates to Alternative Reference Rates, the transition away from LIBOR and certain other Reference Rates could, among other negative consequences:

■         Adversely impact the pricing, liquidity, value of, return on and trading for a broad array of financial products, including any Reference Rate-linked securities, loans and derivatives in which the Fund may invest;

■         Require extensive negotiations of and/or amendments to agreements and other documentation governing Reference Rate-linked investments products;

■         Lead to disputes, litigation or other actions with counterparties or portfolio companies regarding the interpretation and enforceability of “fallback” provisions that provide for an alternative reference rate in the event of Reference Rate unavailability; or

■         Cause the Fund to incur additional costs in relation to any of the above factors.

The risks associated with the above factors, including decreased liquidity, are heightened with respect to investments in Reference Rate-based products that do not include a fallback provision that addresses how interest rates will be determined if LIBOR and certain other Reference Rates stop being published. Even with some Reference Rate-based instruments that may contemplate a scenario where Reference Rates are no longer available by providing for an alternative rate-setting methodology and/or increased costs for certain Reference Rate-related instruments or financing transactions, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies, resulting in prolonged adverse market conditions for the Fund. Since the usefulness of LIBOR and certain other Reference Rates as benchmarks could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. In addition, when a Reference Rate is discontinued, the Alternative Reference Rate may be lower than market expectations, which could have an adverse impact on the value of preferred and debt securities with floating or fixed-to-floating rate coupons. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or counterparties or otherwise may adversely affect the Fund’s performance or NAV.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the LIBOR, the CD rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. The Fund may invest in loans that are investment grade,

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below investment grade (“junk”), or not rated by any NRSRO. Loans that are rated lower than investment grade entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, the Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Loans to corporations or governments may be originated, negotiated, and structured by a lead bank, insurance company, finance company, or other financial institutions (the “Agent”) for a lending syndicate of financial institutions. The Fund may participate in such loan syndicates by buying a fractional interest in the loan, or by purchasing an assignment of all of a portion of a loan previously attributable to a different lender. The Fund that purchases a participation interest does not have any direct contractual relationship with the borrower. The Fund will rely on the lender who sold the participation interest not only for the enforcement of the Fund’s rights against the borrower but also for the receipt and processing of payments due under the loan. The Fund may not directly benefit from any collateral supporting the loan in which it purchased the participation interest. The Fund may be subject to delays, expenses, and risks that are greater than those that would be involved if the Fund could enforce its rights directly against the borrower. In the event of the insolvency of the lender selling a participation interest, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. Certain participation interests may be structured in a manner designed to avoid purchasers of participation interests being subject to the credit risk of the lender with respect to the participation; but even under such a structure, in the event of the lender’s insolvency, the lender’s servicing of the participation interest may be delayed and the assignability of the participation interest impaired.

Generally, the Fund purchases an assignment of a loan from a lender it will step into the shoes of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which the Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. The Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

In the event a borrower becomes bankrupt or insolvent, the borrower may attempt to assert certain legal defenses as a result of improper conduct by the Agent. If an Agent declares bankruptcy, or has a receiver, conservator, or a similar official appointed for it by a regulatory authority, assets held by the Agent for a loan should remain available to holders of corporate loans, including the Fund. However, a regulatory authority or court may determine that assets held by the Agent for the benefit of the purchasers of the loans are subject to the claims of the Agent’s general or secured creditors, the purchasers, including the Fund, may incur certain costs and delays in realizing payment on a loan or suffer a loss of principal and/or interest.

Loans that are secured by specific collateral of the borrower generally are senior to most other securities of the borrower. The collateral typically has a market value, at the time the loan is made, that equals or exceeds the principal amount of the loan. The value of the collateral may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a loan may not be fully collateralized and can decline significantly in value.

Generally, a loan is subject to legal or contractual restrictions on resale. Loans that the Fund may purchase are typically not listed on any securities exchange or automatic quotation system. As a result, no active market may exist for certain loans, and to the extent a secondary market exists for other loans, such market may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. The supply of loans may be limited from time to time due to a lack of sellers in the market for existing loans or the number of new loans currently being issued. As a result, the loans available for purchase may be lower quality or higher priced.

MASTER LIMITED PARTNERSHIPS (MLPs). Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price, resulting from regulatory changes or other reasons. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Investment in those MLPs may restrict the Fund’s ability to take advantage of other investment opportunities. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Much of the benefit that the Fund may derive from its investment in equity securities of MLPs is a result of MLPs generally being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect

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of reducing the amount of cash available for distribution by the MLP. If any MLP in which the Fund invests were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment in the MLP and lower income to the Fund.

MONEY MARKET INSTRUMENTS. Money market instruments are high-quality, short-term debt obligations, which include, but are not limited to: (i) U.S. Government obligations (i.e., a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government); (ii) certain corporate debt securities (e.g., commercial paper and master notes (which are generally understood to be unsecured obligations of a firm, often private and/or unrated, privately negotiated by borrower and lender)); (iii) bank obligations (e.g., certificates of deposit, time deposits and bankers’ acceptances); (iv), pass-through certificates or participation interests; (v) short-term taxable municipal securities; (vi) repurchase agreements; and (vii) money market funds (i.e., funds that comply with Rule 2a-7 under the 1940 Act). Money market instruments are generally regarded to be of high quality. However, except for certain U.S. Government obligations, they generally are not backed or insured by the U.S. Government, its agencies or instrumentalities. Accordingly, the creditworthiness of an issuer, or guarantees of that issuer, supports such instruments. In addition, certain money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability of investors to redeem shares if such fund’s liquidity falls below required minimums.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. The securities, in turn, are either privately placed or publicly offered.

Mortgage-backed securities may be issued or guaranteed by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), or the Federal Home Loan Mortgage Corporation (also known as Freddie Mac) (“FHLMC”), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the U.S. Government. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, “repackages” them and provides certain guarantees. FHLMC’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System.

Mortgage-backed securities issued by FHLMC are not guaranteed as to timely payment of interest and principal by the U.S. Government.

On September 7, 2008, FHLMC and FNMA were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, with a stated purpose to preserve and conserve FHLMC’s and FNMA’s assets and property and to put them in a sound and solvent condition. The U.S. Treasury has made a commitment of indefinite duration to maintain the positive net worth of FHLMC and FNMA in exchange for senior preferred stock and warrants for common stock of the entities. No assurance can be given that the purposes of the conservatorship and related actions under the authority of FHFA will be met or that the U.S. Treasury’s initiative will be successful.

The future status and role of FHLMC and FNMA could be impacted by (among other things) the actions taken and restrictions placed on FHLMC and FNMA by the FHFA in its role as conservator, the restrictions placed on FHLMC’s and FNMA’s operations and activities under stock purchase agreements with the FHFA, market responses to developments at FHLMC and FNMA, and future legislative and regulatory action that alters the operations, ownership, structure, and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by FHLMC and FNMA.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding

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and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions. The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of the Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially sub-prime and second-lien mortgage loans) may continue to increase as a result of various economic and other factors, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

ADJUSTABLE RATE MORTGAGE SECURITIES (ARMS). ARMS, like traditional fixed rate mortgage-backed securities, represent an ownership interest in a pool of mortgage loans and are issued, guaranteed or otherwise sponsored by governmental or by private entities. Unlike traditional mortgage-backed securities, the mortgage loans underlying ARMS generally carry adjustable interest rates, and in some cases principal repayment rates, that are reset periodically. An adjustable interest rate may be passed-through or otherwise offered on certain ARMS. Investing in ARMS may permit the Fund to participate in increases in prevailing current interest rates through periodic adjustments in the interest rate payments on mortgages underlying the pool on which the ARMS are based. ARMS generally have lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity.

The interest rates paid on ARMS generally are readjusted at intervals of one year or less to a rate that is an increment over some predetermined interest rate index, although some securities may have reset intervals as long as five years. There are three main categories of indices: those based on LIBOR, those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index (indicating the cost of borrowing) or a moving average of mortgage rates. Commonly used indices include the one-, three-, and five-year constant-maturity Treasury rates; the three-month Treasury bill rate; the 180-day Treasury bill rate; rates on longer-term Treasury securities; the 11th District Federal Home Loan Bank Cost of Funds; the National Median Cost of Funds; the one-, three-, six-month, or one-year LIBOR; the prime rate of a specific bank; or commercial paper rates.

In a changing interest rate environment, the reset feature may act as a buffer to reduce sharp changes in the ARMS’ value in response to normal interest rate fluctuations. However, the time interval between each interest reset causes the yield on the ARMS to lag behind changes in the prevailing market interest rate. As interest rates are reset on the underlying mortgages, the yields of the ARMS gradually re-align themselves to reflect changes in market rates so that their market values remain relatively stable compared to fixed-rate mortgage-backed securities.

As a result, ARMS also have less risk of a decline in value during periods of rising interest rates than if the Fund invested in more traditional long-term, fixed-rate mortgage-backed securities. However, during such periods, this reset lag may result in a lower NAV until the interest rate resets to market rates. If prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund generally will be able to reinvest these amounts in securities with a higher current rate of return. However, the Fund will not benefit from increases in interest rates to the extent that interest rates exceed the maximum allowable annual or lifetime reset limits (or cap rates) for a particular mortgage-backed security. This is because borrowers with the adjustable rate mortgage loans that are pooled into ARMS generally see an increase in their monthly mortgage payments when interest rates rise which in turn increases their rate of late payments and defaults.

Because an investor is “locked in” at a given interest rate for the duration of the interval until the reset date, whereas interest rates continue to fluctuate, the sensitivity of an ARMS’ price to changes in interest rates tends to increase along with the length of the interval. To the extent the Fund invests in ARMS that reset infrequently, the Fund will be subject to similar interest rate risks as when investing in fixed-rate debt securities. For example, the Fund can expect to receive a lower interest rate than the prevailing market rates (or index rates) in a rising interest rate environment because of the lag between daily increases in interest rates and periodic readjustments.

During periods of declining interest rates, the interest rates on the underlying mortgages may reset downward with a similar lag, resulting in lower yields to the Fund. As a result, the value of ARMS is unlikely to rise during periods of declining interest rates to the same extent as the value of fixed-rate securities do. During periods of rising interest rates, ARMS will be subjected to greater extension risk than fixed-rate mortgage-backed securities. This is because borrowers with adjustable rate loans will generally see their monthly payment obligations increase along with interest rates, with the result being an increase in late payments and defaults.

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Caps and floors. The underlying mortgages that collateralize ARMS will frequently have caps and floors that limit the maximum amount by which the interest rate to the residential borrower may change up or down (a) per reset or adjustment interval and (b) over the life of the loan. Fluctuations in interest rates above the applicable caps or floors on the ARMS could cause the ARMS to “cap out” and to behave more like long-term, fixed-rate debt securities.

Negative amortization. Some mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization, where payments are less than the amount of principal and interest owed, with excess amounts added to the outstanding principal balance, which can extend the average life of the mortgage-backed securities.

COMMERCIAL MORTGAGE-BACKED SECURITIES. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be relatively less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

MORTGAGE DOLLAR AND U.S. TREASURY ROLLS.

Mortgage dollar rolls. In a mortgage dollar roll, the Fund sells or buys mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase or sell substantially similar (same type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase (the “roll period”), the Fund forgoes principal and interest payments that it would otherwise have received on the securities sold. The Fund is compensated by the difference between the current sales price, which it receives, and the lower forward price that it will pay for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale.

For each roll transaction, the Fund will segregate or “earmark” liquid assets equal in value to its obligation in respect of the roll transaction.

The Fund is exposed to the credit risk of its counterparty in a mortgage dollar roll or U.S. Treasury roll transaction. The Fund could suffer a loss if the counterparty fails to perform the future transaction or otherwise meet its obligations and the Fund is therefore unable to repurchase at the agreed upon price the same or substantially similar mortgage-backed securities it initially sold. The Fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk).

The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks as determined by the Adviser or sub-adviser. Although rolls could add leverage to the Fund’s portfolio, the Fund does not consider the purchase and/or sale of a mortgage dollar roll to be a borrowing for purposes of the Fund’s fundamental restrictions or other limitations on borrowing.

U.S. Treasury rolls. In U.S. Treasury rolls, the Fund sells U.S. Treasury securities and buys back “when-issued” U.S. Treasury securities of slightly longer maturity for simultaneous settlement on the settlement date of the “when-issued” U.S. Treasury security. Two potential advantages of this strategy are (1) the Fund can regularly and incrementally adjust its weighted average maturity of its portfolio securities (which otherwise would constantly diminish with the passage of time); and (2) in a normal yield curve environment (in which shorter maturities yield less than longer maturities) a gain in yield to maturity can be obtained along with the desired extension.

During the period before the settlement date, the Fund continues to earn interest on the securities it is selling. It does not earn interest on the securities that it is purchasing until after the settlement date. The Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Fund will generally enter into U.S. Treasury rolls only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.

MUNICIPAL SECURITIES. Municipal securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

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Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

Municipal securities can be classified into two principal categories: “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds. Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company’s loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds. Although Fund distributions attributable to interest on private activity bonds generally are not subject to regular federal income tax, such distributions generally are subject to the federal alternative minimum tax. Tax increment financing (“TIF”) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority.

Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

The payment of principal and interest on most municipal securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. Each state, each of their political subdivisions, municipalities, and public authorities, as well as the District of Columbia, Puerto Rico, Guam, and the Virgin Islands, is a separate “issuer.” An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

The Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest (but not the value of the bonds before they mature) on such securities. These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party (Issuer-Obtained Insurance) or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund. The premiums for the policies may be paid by the Fund and the yield on the Fund’s investments may be reduced thereby.

The Fund may require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund’s quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities, when, in the opinion of the Adviser or sub-advisers, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). Issuer-Obtained Insurance policies are non-cancelable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the policies purchased by the Fund.

Specific types of municipal securities include municipal bonds, municipal notes and municipal leases:

MUNICIPAL BONDS. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

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MUNICIPAL LEASES. Municipal lease obligations are participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Adviser or sub-advisers to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, the Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

MUNICIPAL NOTES. Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

MUNICIPAL HOUSING BONDS. Municipal Housing Bonds are municipal bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions within the applicable state or municipality. Generally, the authorities are not entitled to state or municipal appropriations from general tax revenues. As a result, and because investors in Municipal Housing Bonds receive repayments of principal as the underlying mortgages are paid prior to maturity, the yields obtainable on such Bonds exceed those of other similarly rated Municipal Bonds. As most Municipal Housing Bonds are secured only by the mortgages purchased, bonds used to purchase mortgages that are either insured by the Federal Housing Administration (the “FHA”) or guaranteed by the U.S. Department of Veterans Affairs (the “VA”) will have less risk of loss of principal than bonds used to purchase comparable mortgages that are not insured by the FHA or guaranteed by the VA. There may be similar factors affecting the mortgagor’s ability to maintain payments under the underlying mortgages regardless of the bond’s geography. Such factors could include changes in national and state policies relating to transfer payments such as unemployment insurance and welfare, and adverse economic developments, particularly those affecting less skilled and low income workers.

NON-DIVERSIFICATION STATUS. The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than if it were a diversified fund.

PREFERRED STOCKS. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The rights of preferred stock on the distribution of a corporation’s assets in the event of liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred shares are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

PRIVATE PLACEMENTS AND OTHER RESTRICTED SECURITIES. Private placement securities are securities that have been privately placed and are not registered under the Securities Act of 1933, as amended (the “1933 Act”). They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act)), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

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Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid investments. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s NAV due to the absence of a trading market.

QUANTITATIVE INVESTMENT STRATEGY RISK. The Fund may invest in securities using a quantitative process. The success of this strategy depends on the effectiveness of the process in screening securities for inclusion in the Fund’s portfolios. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. The impact of risk and quantitative metrics on a security’s performance can be difficult to predict, and securities that previously possessed certain desirable characteristics may not continue to demonstrate those same characteristics in the future. Relying on risk and quantitative models entails the risks that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that the Adviser may not be successful in selecting securities for investment or determining the weighting of particular securities in the Fund. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks through the use of risk-based and/or quantitative models. International investments can be riskier than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as specific country, regional and economic developments. These risks are generally greater for investments in emerging markets.

REAL ESTATE INVESTMENT TRUSTS. Real estate investment trusts, or REITs, are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. REITs are subject to management fees and other expenses, and so the Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations. REITs are not diversified and are heavily dependent on cash flow.

An investment in a REIT is subject to the risks that impact the value of the underlying assets of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for preferential treatment under the Code. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended, inflation, and changes in market interest rates.

REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by the Fund that are collateralized by the securities subject to repurchase. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale are less than the resale price provided in the repurchase agreement including interest. In the event that a counterparty fails to perform because it is insolvent or otherwise subject to insolvency proceedings against it, the Fund’s right to take possession of the underlying securities would be subject to applicable insolvency law and procedure, including an automatic stay (which would preclude immediate enforcement of the Fund’s rights) and exemptions thereto (which would permit the Fund to take possession of the underlying securities or to void a repurchase agreement altogether). Since it is possible that an exemption from the automatic stay would not be available, the Fund might be prevented from immediately enforcing its rights against the counterparty. Accordingly, if a counterparty becomes insolvent or otherwise subject to insolvency proceedings against it, the Fund may incur delays in or be prevented from liquidating the underlying securities and could experience losses, including the possible decline in value of the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income or lack of access to income during such time, as well as the costs incurred in enforcing the Fund’s rights.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Pursuant to regulations and/or published positions of the SEC or its staff, the Fund may be required to maintain asset coverage or offsetting positions in connection with reverse repurchase agreements. To the extent the Fund maintains asset coverage in the amount prescribed, such assets cannot be sold while the reverse repurchase agreement is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the reservation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which the Fund is obliged to

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purchase the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

SHORT SALES. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker/dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. Short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

To the extent that the Fund engages in short sales, it will provide collateral to the broker/dealer. The Fund will not sell securities short unless it (1) maintains, or has a right to acquire, an offsetting long position in an equal amount of such securities, or (2) maintains a segregated account consisting of cash or other liquid assets in accordance with applicable laws and regulations. While in a short position, the Fund will retain the securities, rights, or segregated assets. Short selling may accelerate the recognition of gains.

STANDBY COMMITMENTS. Standby commitments are securities under which a purchaser, usually a bank or broker/dealer, agrees to purchase, for a fee, an amount of the Fund’s municipal obligations. The amount payable by a bank or broker/dealer to purchase securities subject to a standby commitment typically will be substantially the same as the value of the underlying municipal securities. The Fund may pay for standby commitments either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a commitment. Using standby commitments is subject to certain risks. Standby commitments are subject to the risk that a counterparty will not fulfill its obligation to purchase securities subject to a standby commitment.

STRIPPED SECURITIES. Stripped securities are securities that evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, Separate Trading of Registered Interest and Principal Securities (“STRIPs”) can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. Treasury Investor Growth Receipts (“TIGERs”) are Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can be issued by the U.S. Government or its agencies. SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal. Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

STRUCTURED INVESTMENTS. Structured investments are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of a security or securities and then issuing that restructured security. Restructuring involves the deposit with, or purchase by, an entity (such as a corporation or trust) of specified instruments and the issuance by that entity of one or more classes of securities (structured investments) backed by, or representing interests in, the underlying instruments.

Subordinated classes typically have higher yields and present greater risks than unsubordinated classes. The extent of the payments made with respect to structured investments is dependent on the extent of the cash flow on the underlying instruments.

Certain issuers of structured investments may be deemed to be “investment companies” as defined in the 1940 Act. As a result, the Fund’s investment in these structured investments may be limited by the restrictions contained in the 1940 Act. The risks associated with investing in a structured investment are usually tied to the risks associated with investing in the underlying instruments and securities. The risks will also depend upon the comparative subordination of the class held by the Fund, relative to the likelihood of a default on the structured investment. To the extent that the Fund is exposed to default, the Fund’s structured investment may involve risks similar to those of high-yield debt securities. Structured investments typically are sold in private placement transactions, and there currently is no active trading market for structured investments. To the extent such investments are illiquid, they will be subject to the limitation on illiquid investments. These entities typically are organized by investment banking firms that receive fees in connection with establishing each entity and arranging for the placement of its securities. The Fund will indirectly pay its portion of these fees in

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addition to the fees associated with the creation and marketing of the underlying instruments and securities. If an active investment management component is combined with the underlying instruments and securities in the structured investment, there may be ongoing advisory fees which the Fund’s shareholders would indirectly pay.

U.S. GOVERNMENT SECURITIES. U.S. Government securities include:

•	direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;
•	notes, bonds and discount notes issued or guaranteed by U.S. Government agencies and instrumentalities supported by the full faith and credit of the U.S.;
•	notes, bonds and discount notes of U.S. Government agencies or instrumentalities which receive or have access to federal funding; and
•	notes, bonds and discount notes of other U.S. Government instrumentalities supported by the credit of the instrumentalities.

Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the GNMA, are supported by the full faith and credit of the United States; others, such as securities issued by FHLMC, FNMA and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. However, these securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. On September 7, 2008, the FHFA was appointed to be the conservator of FHLMC and FNMA for an indefinite period. As conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent, and the U.S. Department of Treasury has attempted to enhance the ability of these entities to meet their obligations. The U.S. Government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the United States Congress to increase the statutory debt ceiling. If the United States Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a material negative impact on the Fund.

TEMPORARY INVESTMENTS. The Fund may hold cash or money market instruments, or take other defensive investment positions, when the Adviser or sub-advisers: (i) are unable to locate favorable investment opportunities; (ii) determine that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, in order to manage large cash inflows, or minimize potential losses during adverse market, economic, political, or other conditions or for other reasons; or (iii) are implementing a revised investment strategy for a given Fund. When the Fund engages in such strategies, it may not achieve its investment objective and such strategies may be inconsistent with the Fund’s principal investment strategies. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an interest rate index or a published interest rate. Many variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals.

WARRANTS AND RIGHTS. Warrants give the Fund the option to buy the issuer’s stock or other equity securities at a specified price. The Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of the Fund are segregated on the Fund’s records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

ZERO COUPON, PAY-IN-KIND AND STEP-COUPON SECURITIES. Zero coupon bonds are bonds sold at a discount to their stated value and do not pay any periodic interest. Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

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Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality. Under many market conditions, investments in zero coupon, step-coupon and pay-in-kind securities may be illiquid, making it difficult for the Fund to dispose of them or to determine their current value.

REGULATORY EVENTS. Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. The U.S. Government, the Federal Reserve, the Treasury, the SEC, the CFTC, the FDIC and other governmental and regulatory bodies have taken or are considering taking actions in light of the financial crisis that began to unfold in 2007. These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC. Proposed regulatory changes by the SEC relating to a registered investment company’s use of derivatives could potentially limit or impact the Fund’s ability to invest in derivatives and adversely affect the value or performance of the Fund or its derivative investments. Given the broad scope and sweeping nature of some of these regulatory measures, the potential impact they could have on securities held by the Fund is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Fund. Furthermore, no assurance can be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known. The current administration has recently indicated that it intends to scale back the scope of financial regulation, and the effect of such actions, if taken, also cannot be known.

ECONOMIC EVENTS. The negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery. These events and possible market turbulence may have an adverse effect on the Fund. In response to the global financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets. However, risks to a robust resumption of growth persist: a weak consumer weighed down by too much debt and unemployment rates, the growing size of the federal budget deficit and national debt, and the threat of inflation. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU. These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions. A return to unfavorable economic conditions could impair the Fund’s ability to execute its investment strategies. In addition, in a referendum held on June 23, 2016, voters in the United Kingdom (“UK”) voted to leave the European Union (“EU”), creating economic and political uncertainty in its wake. On March 29, 2017, the UK formally triggered the process of leaving the EU by invoking Article 50 of the Treaty on European Union. On October 17, 2019, the UK and the EU agreed on the terms on which the former would withdraw from the latter, but the United Kingdom Parliament did not ratify this agreement. Following the results of the general election held on December 12, 2019 in the UK, the United Kingdom Parliament voted in favor of the withdrawal agreement bill, thereby approving the UK’s exit from the EU on January 31, 2020. Subsequent to withdrawal, the UK and the EU will seek to negotiate and finalize rules and agreements regarding the UK’s exit from the EU. However, there is a significant degree of uncertainty about how these negotiations will be conducted and their outcome. Accordingly, uncertainty exists regarding the effects such withdrawal will have on the Euro, European economies and global markets. In addition, the current political climate has intensified concerns about trade tariffs and a potential trade war between China and the United States. These consequences may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact on the global economy. Events such as these are difficult to predict and may or may not occur in the future.

In December 2015, the Board of Governors of the Federal Reserve System (the “Fed”) ended its policy of keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities on the open market (“quantitative easing”). Since ending this quantitative easing policy, the Fed has raised interest rates several times and may continue to raise rates, and as a result there is a risk that interest rates across the U.S. financial markets will rise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. While the timing of such events is uncertain and the effects unpredictable, these changes to U.S. financial policy may expose the Fund to have risks associated with heightened volatility and reduce liquidity in the U.S. fixed income and related markets. Such events may cause the Fund to experience high redemption requests, thereby increasing portfolio turnover and associated transaction costs. In addition, to the extent the Fund invests in derivatives tied to fixed income markets, the Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives. As a result of these developments, the Fund could sustain losses and/or reduced performance and the liquidity of the Fund’s portfolio may be adversely affected.

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CYBER SECURITY. The Fund and its service providers, vendors, counterparties, or clients, and other third parties are susceptible to cyber security risks. These risks include, among other things, theft, misuse and loss of confidential and proprietary information, data corruption, and operational disruption. Cyberattacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses, the inability of Fund shareholders to transact business, inability to calculate the Fund’s NAV, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance and remediation costs. Cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund will not suffer losses relating to cyberattacks or other information security breaches in the future.

INVESTMENT RESTRICTIONS

FUNDAMENTAL LIMITATIONS

The following investment limitations are fundamental and cannot be changed unless approved by a majority of the outstanding shares of the Corporation. The term “majority of outstanding shares” as defined by the 1940 Act means the vote of the lesser of (i) 67% or more of the shares of the Corporation present at a meeting, if the holders of more than 50% of the outstanding shares of the Corporation are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Corporation. The Fund may not:

1.	Borrow money, except to the extent permitted by the 1940 Act, or any applicable rules, regulations or exemptive orders thereunder.

2.	Make loans of cash, securities or other assets, except to the extent permitted by the 1940 Act, or any applicable rules, regulations, or exemptive orders thereunder.

3.	Act as an underwriter of securities of other issuers, except insofar as the Fund may be deemed an underwriter under the 1933 Act, as amended, in disposing of a portfolio security.

4.	Purchase or sell real estate, except that any of the Fund may: (i) purchase or sell securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; (ii) purchase or sell securities or instruments that are secured by real estate or interests therein; (iii) purchase or sell real estate mortgage loans; and (iv) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities or instruments which are secured by real estate or interests therein.

5.	Purchase or sell physical commodities, except that any of the Fund may: (i) purchase and sell securities or instruments of companies that purchase or sell commodities or that invest in such products; and (ii) purchase, sell or enter into transactions involving currencies, forward contracts, options, swap contracts, futures contracts and options thereon, hybrid instruments, and other derivative instruments relating to indices or individual commodities.

6.	Issue senior securities, except to the extent permitted by the 1940 Act or any applicable rules, regulations or exemptive orders thereunder.

7.	Invest 25% or more of the value of the Fund’s total assets in any particular industry. This limitation does not apply to (i) securities or loans issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and repurchase agreements secured by them or securities issued by state or municipal governments and their political subdivisions; and (ii) securities of investment companies to the extent permitted by the 1940 Act or any applicable rules, regulations or exemptive orders.
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NON-FUNDAMENTAL LIMITATIONS

The following are additional investment limitations of the Fund, which are “non-fundamental” and may be changed with Board approval.

1.	Pursuant to Rule 35d-1, the Fund will invest, under normal circumstances, at least 80% of its net assets, including any borrowings for investment purposes, in fixed income securities.

Shareholders will receive 60 days’ prior notice of any changes to these policies.

For the fundamental and non-fundamental limitations described above, if a percentage restriction is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund’s investment securities will not be considered a violation of the Fund’s restrictions.

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WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

DIRECTORS AND OFFICERS

The Board of Directors of the Corporation (the “Board” or the “Directors”) is responsible for managing the Corporation’s business affairs and for exercising all of the Corporation’s powers except those reserved for the shareholders. In addition, the Board reviews contractual arrangements with companies that provide services to the Corporation and reviews the Fund’s performance.

Information about each Board member and each Officer of the Corporation is provided below and includes the following: name, address, age, present position(s) held with the Corporation, term of office and length of time served, principal occupations for the past five years, number of portfolios overseen by a Director in the Fund Complex, and total compensation received as a Director of the Corporation for its most recent fiscal year. The Corporation is comprised of nine funds.

Officers. The table below sets forth certain information about the Fund’s Officers.

OFFICERS OF THE CORPORATION

Name, Address, and Age	Position(s) Held with Funds	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years

David W. Rossmiller 630 Fifth Avenue New York, NY 10111 Age: 62	President & Chief Executive Officer	Indefinite; 8 Years	Managing Director and Head of Fixed Income, Bessemer Trust Company, N.A. (Since 2010).

Matthew A. Rizzi 630 Fifth Avenue New York, NY 10111 Age: 47	Vice President & Treasurer	Indefinite; 6 Years	Principal and Head of Fund Accounting, Bessemer Trust Company, N.A. (Since 2018); Principal and Head of Trust Accounting and Fees, Bessemer Trust Company, N.A. (2015-2017); Senior Vice President and Head of Trust Accounting, Bessemer Trust Company, N.A. (2007-2014).

Sean Gray 630 Fifth Avenue New York, NY 10111 Age: 55	Chief Compliance Officer	Indefinite; Since August 1, 2020	Managing Director and Chief Compliance Officer of Bessemer Trust Company, N.A. (Since 2015).

Nicola R. Knight 630 Fifth Avenue New York, NY 10111 Age: 57	Chief Legal Officer; Assistant Secretary	Indefinite; Since July 21, 2020; 11 Years	Principal and Associate General Counsel of Bessemer Trust Company, N.A. (Since 2007).

Richard Murtagh 630 Fifth Avenue New York, NY 10111 Age: 59	Vice President & Assistant Treasurer	Indefinite; 6 Years	Managing Director and Corporate Controller, Bessemer Trust Company, N.A. (Since 2010).

David Schwart 801 Brickell Avenue Suite 2250 Miami, FL 33131-2900 Age: 50	Vice President & Anti-Money Laundering Compliance Officer	Indefinite; 4 Years	Senior Vice President and Senior Bank Compliance Manager, Bessemer Trust Company, N.A. (Since 2019); Vice President and Associate Director of Bank Compliance, Bessemer Trust Company, N.A. (2013-2019).

Marianna DiBenedetto 760 Moore Road King of Prussia, PA 19406 Age: 55	Vice President and Assistant Treasurer	Indefinite; 1 Year	Vice President and Group Manager of Fund Accounting and Administration Client Services, The Bank of New York Mellon (“BNY Mellon”) (Since 2010).

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Lisa M. King 301 Bellevue Parkway Wilmington, DE 19809 Age: 52	Secretary	Indefinite; 4 Years	Vice President and Group Manager, BNY Mellon (Since 2017); Vice President and Counsel, BNY Mellon (2016-2017); Counsel, Stradley, Ronon, Stevens & Young LLP (2007-2016).

Jack Jafolla 760 Moore Road King of Prussia, PA 19406 Age: 50	Assistant Treasurer	Indefinite; 13 Years	Vice President and Lead Manager of NAV Operations, BNY Mellon (Since 2008).

William H. Wallace, III 301 Bellevue Parkway Wilmington, DE 19809 Age: 50	Assistant Secretary	Indefinite; 4 Years	Secretary of the Corporation (2015-2016); Vice President and Manager, BNY Mellon (Since 2010).

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Directors. The following tables set forth certain information about the Fund’s Directors. Each Director serves for an indefinite term and until a successor is elected and qualified or until resignation or until such Director reaches the age of retirement, as set forth in the Corporation’s By-Laws. Information for the Directors who are not “interested persons” of the Corporation, as that term is defined under the 1940 Act (the “Independent Directors”), appears separately from the information for any “interested” Director.

INTERESTED DIRECTOR

Name, Address, and Age	Position(s) Held with Funds	Term of Office and Length of Time Served as a Director of the Corporation	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships[1] Held by Director During Past 5 Years

George H. Wilcox[2] 630 Fifth Avenue New York, NY 10111 Age: 55	Director	Indefinite term; 2 Years	President of Bessemer (2013 - Present).	10	0

INDEPENDENT DIRECTORS

Name, Address, and Age	Position(s) Held with Funds	Term of Office and Length of Time Served as a Director of the Corporation	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships[1] Held by Director During Past 5 Years

Alexander Ellis III 630 Fifth Avenue New York, NY 10111 Age: 71	Chairman & Director	Indefinite term; 8 Years	General Partner, Rockport Capital Partners (2000-Present).	9	1[3]

Patricia L. Francy 630 Fifth Avenue New York, NY 10111 Age: 75	Director	Indefinite term; 16 Years	Director, corporate and foundation boards.	9	1[4]

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Name, Address, and Age	Position(s) Held with Funds	Term of Office and Length of Time Served as a Director of the Corporation	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships[1] Held by Director During Past 5 Years

J. David Officer 630 Fifth Avenue New York, NY 10111 Age: 72	Director	Indefinite term; 8 Years	Independent Director	9	2[5]

R. Keith Walton 630 Fifth Avenue New York, NY 10111 Age: 56	Director	Indefinite term; 4 Years	Senior Adviser & Venture Partner, Plexo LLC (March 2018-Present); Senior Adviser, Vatic Labs LLC (May 2018-Present); Executive Vice President and Chief Legal Officer, Zero Mass Water LLC (July 2017-Present); and Vice President, Strategy, Arizona State University (2013-July 2017).	9	6[6]

[1]	Directorships held during the last five years in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[2]	Directors who are or may be deemed “interested persons” (as defined under the 1940 Act) of the Corporation, BIM (as defined below) or Bessemer (as defined below) are referred to as Interested Directors. Mr. Wilcox is deemed an Interested Director by virtue of his position as President of Bessemer Trust Company, N.A. Mr. Wilcox also serves as Director of Bessemer Trust Company (Cayman) Ltd. and Bessemer Investor Services.

[3]	Mr. Ellis has served as Director of Clean Diesel Technologies Inc.

[4]	Ms. Francy has served as Director of Siebert Financial Corporation.

[5]	Mr. Officer serves, or has served, as Director of the following entities: DBX ETF Trust (40); and Ilex Partners (Asia) LLC.

[6]	Mr. Walton serves, or has served, as Director of the following entities: Blue Crest Capital Management, LLC Funds, Global Infrastructure Partners, Systematica Investment Limited, Zweig Fund Inc., Zweig Total Return Fund Inc. and Virtus Closed-End Funds.

Additional Information Concerning Our Board of Directors

The Role of the Board

The Board provides oversight of the management and operations of the Corporation. Like all mutual funds, the day-to-day responsibility for the management and operation of the Corporation is the responsibility of various service providers to the Corporation, such as the Adviser, the sub-advisers, the distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI. The Board has appointed various senior individuals of certain of these service providers as officers of the Corporation, with responsibility for monitoring and reporting to the Board on the Corporation’s operations and affairs. In conducting this oversight, the Board receives regular reports from these officers and service providers. For example, the Treasurer reports as to financial reporting matters and the President and other investment personnel report on the performance of the Fund. The Board has appointed a Chief Compliance Officer who administers the Corporation’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between

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formal “Board Meetings”, to discuss various topics. In all cases, however, the role of the Board and of any individual Director is one of oversight and not of management of the day-to-day affairs of the Corporation.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to appropriately perform its oversight function given the particular characteristics and circumstances of the Corporation. It has established three standing committees, an Audit Committee, a Nominating Committee, and a Governance Committee, which are discussed in greater detail below under “Committees”. 80% of the members of the Board are Independent Directors, which are Directors that are not affiliated with the Adviser, the sub-advisers, the principal underwriter or their affiliates, and each of the Audit, Governance and Nominating Committee are comprised entirely of Independent Directors. The Chairman of the Board is an Independent Director. The Board has determined not to combine the Chairman position and the principal executive officer position and has appointed the Managing Director and Head of Fixed Income of the Adviser as the President of the Corporation. The Board reviews its structure and the structure of its Committees annually. In developing this structure, the Board has considered that all shareholders of the Fund are fiduciary private account clients of an affiliate of the Adviser and that the Fund are used as investment options within larger private account portfolios. The Board has also determined that the structure of the Independent Chairman, the composition of the Board, and the function and composition of its various Committees are appropriate means to address any potential conflicts of interest that may arise.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. In addition, because risk management is a broad concept comprised of many disparate elements (such as, for example, investment risk, liquidity risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Corporation’s independent public accounting firm to discuss, among other things, the internal control structure of the Corporation’s financial reporting function as well as review of a risk matrix relating to the principal risks associated with the Corporation and how those risks are managed. The Chairman of the Governance Committee meets regularly with the Chief Compliance Officer to discuss compliance, operational and other risks and how they are managed. The Board receives reports from the Adviser and sub-advisers as to investment risks as well as other risks that are discussed with the Governance or Audit Committee. In addition to these reports, from time to time the Board receives reports from the Chairman of the Adviser’s Investment Risk Committee, from senior officers of the Adviser and its affiliates, from the administrator of the Corporation’s liquidity risk management program, as well as from the Adviser’s internal audit department as to enterprise risk management.

Information about Each Director’s Qualifications, Experience, Attributes or Skills

The Board believes that each of the Directors has the appropriate qualifications, experience, attributes and skills (“Director Attributes”) to render their duties as Directors of the Corporation in light of the Corporation’s business and structure. Each of the Directors has substantial business and professional backgrounds that demonstrate their respective ability to critically review, evaluate and assess information provided to them. Examples of these business and professional experiences are set forth in detail in the charts above. In addition, each of the Directors has served on boards for organizations other than the Corporation, as well as having served on the Board of the Corporation for the number of years shown above. They each therefore have substantial board experience and, in their service to the Corporation, have gained substantial insight as to the operations of the Corporation. The Corporation’s Governance Committee annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Directors is evaluated.

In addition to the information provided in the charts above, certain additional information concerning each particular Director and their Director Attributes is set forth below. The information provided below, and in the chart above, is not all-inclusive. Many Director Attributes involve intangible elements, such as intelligence, work ethic, the ability to work together, the ability to communicate effectively and the ability to exercise judgment, ask incisive questions, manage people and develop solutions to problems. In conducting its annual self-assessment, the Governance Committee has determined that the Directors have the appropriate attributes and experience to serve effectively as Directors of the Corporation.

Mr. Ellis’ Director Attributes include his investment and executive experience with Rockport Capital Partners, a multi-stage venture capital firm that invests in the areas of alternative and traditional energy, mobility and sustainability. His Director Attributes also include his experience of serving on boards of a number of other entities. Mr. Ellis was also an executive at BayCorp Holdings, Kenetech Corporation and Knoll International. Mr. Ellis serves as Chairman of the Board. Mr. Ellis has been designated to serve as an Audit Committee financial expert for the Corporation based on his financial background.

Ms. Francy’s Director Attributes include her financial background as Treasurer, Controller, Director of Finance and Director of Budget Operations of Columbia University. Ms. Francy serves as Chair of the Audit Committee and the Nominating Committee. Ms. Francy also has been designated to serve as an Audit Committee financial expert for the Corporation based on her financial acumen. Ms. Francy’s Director Attributes also include her experiences as chairperson of the audit committee of a public company and chairing or

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serving on the audit/finance committees of several organizations and not for profits.

Mr. Officer’s Director Attributes include his significant business and executive experience, including his prior executive positions at The Bank of New York Mellon, The Dreyfus Corporation, and their affiliates. His Director Attributes also include his experience serving as a director and an executive officer of a number of registered investment companies within The Dreyfus Family of Funds. Mr. Officer serves as Chair of the Governance Committee. Mr. Officer has been designated to serve as an Audit Committee financial expert for the Corporation based on his financial background.

Mr. Walton’s Director Attributes include knowledge and business experience resulting from his positions as Vice President of Arizona State University and Alcoa. His Director Attributes also include his experience serving as a director of a number of registered investment companies. Mr. Walton serves as the Board’s Pricing Committee liaison. Mr. Walton has been designated to serve as an Audit Committee financial expert for the Corporation based on his financial background.

Mr. Wilcox’s Director Attributes include his knowledge and executive experience, resulting from his senior position as President of Bessemer, an affiliate of the Adviser. His Director Attributes also include his experience serving as national head of Client Account Management at Bessemer. In this regard, Mr. Wilcox is able to impart to the Board key information relating to the clients, products, operations, personnel, and financial resources of Bessemer and its affiliates. The Board believes that this information is valuable in its oversight of the Corporation.

Committees

The Board has an Audit Committee, consisting of Messrs. Officer, Ellis and Walton and Ms. Francy. As set forth in its charter, the primary duties of the Corporation’s Audit Committee are: (1) to recommend to the Board auditors to be retained for the next fiscal year; (2) to meet with the Corporation’s independent auditors as necessary; (3) to consider the effect upon the Fund of any changes in accounting principles or practices proposed by the Adviser or the auditors; (4) to review the fees charged by the auditors for audit and non-audit services; (5) to investigate improprieties or suspected improprieties in Fund operations; (6) to review the findings of SEC examinations and consult with BIM on appropriate responses; and (7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Audit Committee met four times during the fiscal year ended October 31, 2019.

The Board has a Nominating Committee, consisting of Messrs. Officer, Ellis and Walton and Ms. Francy. The Nominating Committee’s primary responsibility is to nominate Director candidates when there is a vacancy on the Board. The Nominating Committee considers nominees from shareholders. To submit a recommendation for nomination as a candidate for a position on the Board, shareholders of the Fund shall mail such recommendation to the Corporation’s Secretary, Lisa M. King, at The Bank of New York Mellon, 301 Bellevue Parkway, Wilmington, Delaware 19809. Such recommendations shall include the following information: (1) a full description of the proposed candidate’s background, including his/her name, age, business address, residence address and principal occupation or employment; (2) evidence of Fund ownership of the person or entity recommending the candidate (if the Fund shareholder), including the Fund name(s), the number of shares beneficially owned and the date such shares were acquired; (3) information as to whether the candidate is, or is not, an “interested person” of the Corporation, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate’s independence; (4) all other information related to the individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the Exchange Act and the rules thereunder, including such individual’s written consent to being named in the proxy statement as a nominee and to serving as a director (if elected); and (5) any other information that may be helpful to the Committee in evaluating the candidate. In order to be considered for inclusion in the Corporation’s proxy statement, any such recommendation (1) should be submitted within a reasonable time before the Corporation begins to print and mail its proxy statement and (2) must be submitted by such date and contain such information as may be specified in the Corporation’s By-Laws. There was one meeting of the Nominating Committee during the fiscal year ended October 31, 2019.

The Board also has a Governance Committee, consisting of Messrs. Officer, Ellis and Walton and Ms. Francy. The Governance Committee’s primary responsibilities are to oversee the structure, compensation and operation of the Board and to review the performance of the Chief Compliance Officer. There was one meeting of the Governance Committee during the fiscal year ended October 31, 2019.

Additionally, the Corporation has a Pricing Committee consisting of certain Officers of the Corporation and representatives from the Adviser and its affiliates. The Pricing Committee’s primary responsibilities are to oversee the Corporation’s valuation methodologies, including making determinations concerning the fair value of certain securities for which market quotations are not readily available. The Pricing Committee meets as necessary.

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Fund Ownership

The table below shows the dollar range of equity securities owned beneficially by each Director in the Fund and in any registered investment company overseen by the Directors within the same family of investment companies for the calendar year ended December 31, 2019 stated as one of the following dollar ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.

	Patricia L. Francy	J. David Officer	R. Keith Walton	Alexander Ellis III	George Wilcox[1]

Credit Income Fund[2]	None	None	None	None	None

Aggregate Dollar Range of Securities in Fund Complex	Over $100,000	Over $100,000	$10,001-$50,000	Over $100,000	Over $100,000

[1]	Mr. Wilcox maintains exposure to the foregoing investment strategies through investment of his deferred compensation and profit sharing account balances in the Fund.

[2]	The Fund had not yet commenced operations as of December 31, 2019.

None of the Independent Directors or their immediate family members own securities of the investment adviser, sub-advisers or the distributor of the Fund, or a person directly or indirectly controlling, controlled by, or under common control with the investment adviser, sub-advisers or the distributor of the Fund.

Board Compensation

Effective February 1, 2020, the Independent Directors receive from the Corporation an annual retainer of $240,000 plus $30,000 for the Board’s Chairperson, and $15,000 for the Audit Committee Chairperson. Prior to February 1, 2020, the Independent Directors received from the Corporation an annual retainer of $235,000 (plus $30,000 for the Board’s Chairperson and $15,000 for the Audit Committee Chairperson).

In addition, each Independent Director also receives reimbursement of all out-of-pocket expenses relating to attendance at Board and committee meetings. Interested Directors, officers or employees of BIM and BNY Mellon do not receive compensation from the Fund. Fees paid are allocated to the Fund on a pro rata basis on net assets.

The table below sets forth the compensation received by each Director from the Corporation for the fiscal year ended October 31, 2019. Officers who are officers or employees of the Adviser and BNY Mellon do not receive compensation from the Corporation.

FISCAL YEAR ENDED OCTOBER 31, 2019

Name of Director	Aggregate Compensation from the Corporation[1]	Pension or Retirement Benefits Accrued as a Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors
Independent Directors

Patricia L. Francy	$250,000	0	0	$250,000
J. David Officer	$235,000	0	0	$235,000
Alexander Ellis III	$265,000	0	0	$265,000
R. Keith Walton	$235,000	0	0	$235,000
Interested Director
George Wilcox	$0	0	0	$0

1 The Fund had not yet commenced operations as of October 31, 2019.

Control Persons and Principal Holders of Securities. As of the date of this SAI, no entity beneficially owned securities of the Fund:

Code of Ethics. The Corporation, the Adviser and the sub-advisers, have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. The Codes of Ethics for these entities (the “Codes”) restrict the personal investing activities of certain Access Persons (as defined in Rule 17j-1) and others, as defined in the Codes. The primary purpose of the Codes is to ensure that these investing activities do not disadvantage the Fund. Such Access Persons are generally required to pre-clear security transactions (which may include securities purchased by the Fund) with the entities’ Compliance Officer or his designee and to report all transactions on a regular basis. The Compliance Officer or designee has the responsibility for interpreting the provisions of the Codes, for adopting and implementing

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Procedures for the enforcement of the provisions of the Codes, and for determining whether a violation has occurred. In the event of a finding that a violation has occurred, the Compliance Officer or designee shall take appropriate action. The Corporation, the Adviser and the sub-advisers have developed procedures for administration of the Codes.

INVESTMENT ADVISER AND SUB-ADVISERS

The Adviser manages the Fund’s assets, including buying and selling portfolio securities, and supervises sub-advisers who are responsible for making the day-to-day investment decisions for a portion of the Fund’s assets. The Fund’s investment adviser is Bessemer Investment Management LLC, a wholly-owned subsidiary of Bessemer, which is a national banking association.

The Adviser is responsible for all duties and obligations under the Fund’s investment advisory agreement entered into between the Adviser and the Corporation (the “Advisory Contract”). For its services under the Advisory Contract, the Adviser receives an advisory fee from the Fund, computed daily and payable monthly, in accordance with the following schedule:

	First $500 million of average net assets	Second $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion

Credit Income Fund	0.65%	0.60%	0.55%

The Adviser has contractually committed through October 31, 2021 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses, if any, of the Fund at 0.85%. This commitment may be changed or terminated at any time with the approval of the Board. The Adviser may choose voluntarily to reimburse a portion of its advisory fee at any time. See “Fees Paid by the Fund for Services” for payments to the Adviser over the last three fiscal years.

Under the Advisory Contract, the Adviser shall not be liable to the Corporation, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation. Under the Advisory Contract, the Adviser also shall not be liable for any act or omission of any sub-adviser, except for failure to exercise good faith in the employment of a sub-adviser and for failure to exercise appropriate supervision of such sub-adviser, and as may otherwise be agreed in writing.

The Adviser has also retained BlackRock Financial Management, Inc. (“BlackRock”) as a sub-adviser to the Fund pursuant to a sub-advisory agreement between the Adviser and BlackRock agreed to and accepted by the Corporation (the “BlackRock Sub-Advisory Contract”). Pursuant to the BlackRock Sub-Advisory Contract, BlackRock will, subject to the supervision of the Adviser and the Board and in accordance with the investment objective and policies of the Fund and applicable laws and regulations, make investment decisions with respect to the purchases and sales of portfolio securities and other assets, the amount of which is determined by the Adviser from time to time. Under the BlackRock Sub-Advisory Contract, the Adviser pays BlackRock from the advisory fees it receives from the Fund. BlackRock is a wholly-owned subsidiary of BlackRock, Inc.

The Adviser has also retained Muzinich & Co., Inc. (“Muzinich”) as a sub-adviser to the Fund pursuant to a sub-advisory agreement between the Adviser and Muzinich, agreed to and accepted by the Corporation (the “Muzinich Sub-Advisory Contract”). Pursuant to the Muzinich Sub-Advisory Contract, Muzinich will, subject to the supervision of the Adviser and the Board and in accordance with the investment objective and policies of the Fund and applicable laws and regulations, make investment decisions with respect to the purchases and sales of portfolio securities and other assets, the amount of which is determined by the Adviser from time to time. Under the Muzinich Sub-Advisory Contract, the Adviser pays Muzinich from the advisory fees it receives from the Fund. Muzinich is owned by George Muzinich, Chairman & CEO, as well as Muzinich family trusts.

Additional Portfolio Manager Information

Other Accounts Managed by Portfolio Managers

The following tables show the number and assets of other funds and investment accounts (or portions of investment accounts) that the Fund’s portfolio manager(s) managed as of the date shown, and separately the same information but only for those funds and accounts whose investment advisory fee is based on performance.

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Portfolio Manager		Other SEC-registered open- end and closed-end funds	Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Credit Income Fund
BIM†
David W. Rossmiller	4	$6,897,000	3	$195,000,000	262	$3,989,000,000
Jared B. Olivenstein	1	$2,220,000,000	1	$16,000,000	0	$0
Anthony Wile	1	$2,220,000,000	1	$16,000,000	0	$0
Qiang Jiang	1	$43,000,000	0	$0	12	$90,000,000

BlackRock*
Ibrahim Incoglu	7	$3,010,000,000	89	$13,390,000,000	8	$316,600,000
Saffet Ozbalci	0	$0	2	$482,400,000	5	$864,700,000

Muzinich*
Michael McEachern	2	$557,291,437	8	$3,694,709,210	6	$419,107,372
Warren Hyland	2	$557,291,437	10	$5,067,727,906	17	$1,714,539,624
Thomas Samson	2	$557,291,437	26	$19,994,952,130	13	$2,573,626,573
Torben Ronberg	2	$73,950,419	8	$2,238,598,374	1	$138,636,002
Anthony Demeo	3	$1,138,965,941	7	$17,235,006,127	4	$182,492,159

†Information is as of August 31, 2020.

*Information is as of July 31, 2020.

Accounts and Assets for which an Investment Advisory Fee is Based on Performance

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other Accounts
	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Credit Income Fund
BIM†
David W. Rossmiller	0	$0	0	$0	0	$0
Jared B. Olivenstein	0	$0	0	$0	0	$0
Anthony Wile	0	$0	0	$0	0	$0
Qiang Jiang	0	$0	0	$0	0	$0

BlackRock*
Ibrahim Incoglu	0	$0	2	$362,100,000	0	$0
Saffet Ozbalci	0	$0	1	$200,700,000	0	$0

Muzinich*
Michael McEachern	0	$0	1	$54,796,396	1	$127,676,639
Warren Hyland	0	$0	0	$0	1	$127,676,639
Thomas Samson	0	$0	1	$289,038,178	1	$345,517,794
Torben Ronberg	0	$0	0	$0	0	$0
Anthony Demeo	0	$0	0	$0	0	$0

†Information is as of August 31, 2020.

*Information is as of July 31, 2020

The table below shows the dollar ranges of shares of the Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Exchange Act) by the portfolio managers listed above as of August 31, 2020:

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Ownership of Securities	Credit Income Fund
BIM
David W. Rossmiller	None
Jared B. Olivenstein	None
Anthony Wile	None
Qiang Jiang	None

BlackRock
Ibrahim Incoglu	None
Saffet Ozbalci	None

Muzinich
Michael McEachern	None
Warren Hyland	None
Thomas Samson	None
Torben Ronberg	None
Anthony Demeo	None

Compensation of Portfolio Managers

BIM. The Adviser’s portfolio managers are generally responsible for providing investment advisory services for multiple types of accounts with similar investment objectives, strategies, risks and fees. Portfolio managers responsible for managing the Fund generally will also provide investment advisory services with respect to bank common and collective funds, separately managed accounts and model portfolios. The Adviser generally compensates portfolio managers with respect to their overall contribution and, except as described below, not with respect to the performance of any single account type.

The Adviser’s portfolio managers receive compensation comprised of an annual base salary, annual cash bonus, deferred cash bonus, and, in some cases, an annual portfolio bonus (described below). The Adviser’s portfolio managers had previously received deferred earnings-based awards granted by an affiliate of the Adviser. The deferred earnings-based awards were terminated effective December 31, 2015, and any accrued compensation was carried over to the deferred cash bonus plan. The deferred cash bonus is a fixed percentage of the annual cash bonus and is generally paid over a three-year period. The Adviser’s portfolio managers also participate in a deferred compensation profit sharing plan as well as other medical and insurance coverage programs, of affiliates of the Adviser. The annual base salaries for portfolio managers are determined on the basis of relevant industry salary data and are intended to be competitive. Annual cash bonus awards are based upon a combination of qualitative and quantitative factors, including performance of the portfolios advised by the portfolio manager, generation and development of new investment ideas, willingness to develop and share ideas as part of a team and contributions to the development of the Adviser’s investment team.

BlackRock. BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation

Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock.  In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Fund and other accounts are:

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Portfolio Manager	Benchmark
Ibrahim Incoglu	No Benchmarks
Saffet Ozbalci	A combination of an absolute return benchmark, relative to market conditions, and relevant industry peer groups.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Fund have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits

In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans - BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($285,000 for 2020). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Muzinich. Muzinich offers a competitive compensation system for its investment professionals, with incentives designed to stimulate individual and firmwide performance. The firm provides competitive base salaries that are augmented through a profit sharing and bonus system, the relative weighting of which varies each year depending on the firm’s profits and the individual’s performance. Typically, bonuses may comprise as much as 50-75% of total compensation on average for management professionals. As previously described, Muzinich also delays some compensation for certain key employees through long-term participation plan vesting. Muzinich believes that an employee’s greatest financial reward should come from the long-term success of our clients and the extended profitability of the firm as a whole, and this participation program is designed to achieve this.

For employees, individual performance is considered not only within a professional’s primary responsibilities, but also in relation to an individual’s positive contribution to the firm and to the firm’s growth as a whole. Understanding that Muzinich’s portfolios are managed on a team basis, team members benefit directly from the success of the investment management effort across the firm’s products, but also may be affected more by performance or asset levels in targeted strategies or asset classes.

Potential Conflicts of Interests

BIM. Like other investment professionals with multiple clients, a portfolio manager for the Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Adviser believes are faced by investment professionals at most major financial firms but which the Adviser believes are adequately addressed by its current policies and procedures. The Adviser has adopted policies and procedures that are designed to address certain of these potential conflicts.

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A potential conflict of interest may arise when the Fund and other accounts managed by the Adviser or its affiliates purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of the Fund as well as other accounts managed by the Adviser or its affiliates, the orders for such transactions may be combined in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. The Adviser believes that its policies and procedures relating to trade aggregation and allocation are reasonably designed to prevent such results.

“Cross trades,” in which one account managed by the Adviser or its affiliates sells a particular security to another account managed by the Adviser or its affiliates (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Adviser and the Board have adopted compliance procedures that provide that any transactions between the Fund and another account advised by the Adviser or its affiliates are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objective, policies or restrictions than the Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

The Fund’s portfolio manager(s) who are responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. Portfolio managers of the Fund may serve as directors of, or in a similar capacity with, companies in which funds or accounts they manage invest. In the event that material nonpublic information is obtained with respect to such companies, or they otherwise become subject to trading restrictions under the internal trading policies of those companies or as a result of applicable law or regulations, the Fund could be prohibited for a period of time from purchasing or selling the securities of such companies, and this prohibition may have an adverse effect on the Fund’s performance. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

The Fund’s portfolio manager(s) may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide the Adviser and its affiliates with brokerage and research products and services, which may result in the payment of higher brokerage fees than might have otherwise been available. These products and services are used by the Adviser and its affiliates and may be more beneficial to certain Funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the Adviser and its affiliates determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research products and services provided, the decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the Fund and/or accounts that the Adviser and its affiliates manage.

The Adviser’s portfolio managers may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. In addition, portfolio managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Adviser, including portfolio managers, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Adviser and the Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of clients.

Other conflicts may arise out of other situations, including without limitation: (i) the allocation of investment opportunities to the Fund and to any other accounts; (ii) the aggregation of orders for the other accounts; (iii) the discretion of the Fund (and in certain cases of the Adviser) to waive or modify the application of, any provision of the Prospectus and SAI or grant special or more favorable rights with respect to, any provision of the Prospectus and SAI or the fund documents to the extent permitted by applicable law and (iv) cross trades and principal transactions.

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BlackRock. BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund.  It should also be noted that Messrs. Incoglu and Ozbalci may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Incoglu and Ozbalci may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Muzinich. Muzinich endeavors to treat all clients fairly and provide high quality investment services. However, in addition to managing the Fund, each of Muzinich’s portfolio managers also manages other accounts, which may include mutual funds other than the Fund, as well as other investment funds and institutional separate accounts. Some of the other accounts may be managed pursuant to similar investment strategies as the Fund, while other accounts may be managed pursuant to different investment strategies. Moreover, certain accounts may pay higher management fees than the Fund, and certain accounts may pay performance fees. In addition, portfolio managers and their family members may own investments or other proprietary interests in one or more accounts, and also may directly own investments in securities which Muzinich recommends for purchase and/or sale to its clients. Accordingly, the side-by-side management of the Fund and other accounts presents a variety of actual and/or potential conflicts of interest, as a portfolio manager may be incentivized to favor other accounts over the Fund. For instance, in allocating securities for which there may not be sufficient quantities available for all relevant accounts to purchase, a portfolio manager may be incentivized to allocate purchases to accounts other than the Fund. Portfolio managers may similarly be incentivized to allocate sale opportunities to certain accounts other than the Fund in circumstances where liquidity is limited. In addition, one or more accounts may hold securities issued by a company in which the Fund holds securities with rights which are senior or subordinated rights relative to such other accounts. As a result of the foregoing, portfolio managers may have conflicts of interest because the Fund’s interest in, and rights with respect to, the portfolio company may differ from the interests of such other accounts, particularly when an issuer experiences financial distress. In addition, the management of numerous accounts other than the Fund may result in a portfolio manager devoting less time and attention to the investments of the Fund. Furthermore, where portfolio managers and/or other Muzinich personnel have a material interest in or obtain material non-public information with respect to a company, the Fund may be prevented from transacting in the securities of such company.

As a result, Muzinich has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts of different types with similar and dissimilar investment objectives and guidelines. Where potential conflicts exist, Muzinich generally has adopted objective procedures that limit the ability of the firm to subjectively favor one client over another, or to favor the firm over a client.

ADMINISTRATIVE SERVICES AGREEMENT

The Corporation, on behalf of the Fund, entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Oversight Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of the Adviser, provide certain non-advisory services to the Fund, such as the maintenance of records, the provision of supervisory personnel and the monitoring of other non-advisory service providers. Under the Administrative Oversight Agreement, the Fund pays an annual fee of 0.03% of its average daily net assets for such services.

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ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

BNY Mellon and BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, act as administrator and fund accounting agent and as transfer agent, respectively, for the Fund pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement (the “BNY Mellon Agreements”). Pursuant to the BNY Mellon Agreements, BNY Mellon provides the Fund with general office facilities and supervises the overall administration of the Fund, including among other responsibilities, assisting in the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance of books and records of the Fund. BNY Mellon may also provide persons (including directors, officers and other employees of BNY Mellon or its affiliates) satisfactory to the Board to serve as officers of the Fund. BNY Mellon maintains all Fund books and records required under Rule 31a-1 under the 1940 Act, performs daily accounting services and satisfies additional Fund reporting and record keeping requirements.

For the services provided by BNY Mellon, the following annual fee will be calculated based upon the aggregate average net assets of the Old Westbury Fund complex and payable to BNY Mellon monthly:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Fund
0.0350%	of the first $1.5 billion
0.0275%	of the next $1 billion
0.0175%	of the next $1 billion
0.0125%	of assets in excess of $3.5 billion

Additionally, the Fund pays BNY Mellon an annual base fee of $25,000 per portfolio, excluding out-of-pocket expenses.

BNY Mellon may choose voluntarily to reimburse a portion of its fee at any time. See “Fees Paid by the Fund for Services” for payments made over the last three fiscal years to BNY Mellon.

CUSTODIAN

Citibank, N.A. (“Citibank”), located at 111 Wall Street, New York, New York 10005, is the co-custodian for the Fund. Pursuant to its agreement with the Fund, Citibank is responsible for maintaining (1) the books and records of securities and cash, and maintaining (2) portfolio transaction records. Citibank receives a fee from the Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

UNDERWRITER

The Corporation has entered into an underwriting agreement with Foreside Funds Distributors LLC (“Foreside” or the “Underwriter”) (the “Underwriting Agreement”). Pursuant to the Underwriting Agreement, the Underwriter facilitates the distribution of Fund shares and undertakes such advertising and promotion as requested by the Corporation and as it believes reasonable. The Underwriting Agreement contemplates that the Underwriter may, if authorized in each instance by the Corporation, on behalf of the Fund, or the Adviser, enter into sales agreements with securities dealers, financial institutions and other industry professionals, such as investment advisers, accountants and estate planning firms. The Underwriter will require each dealer with whom the Underwriter has a selling agreement to conform to all applicable provisions of the Fund’s Prospectus. Foreside makes a continuous offering of the Fund’s shares. Foreside is located at 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, Pennsylvania 19312.

In its capacity as principal underwriter, Foreside uses its best efforts to obtain subscriptions to shares of the Fund. Foreside does not receive an annual fee from the Fund.

FUND COUNSEL, INDEPENDENT DIRECTORS’ COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Dechert LLP, 1900 K Street, NW, Washington, DC 20006, serves as legal counsel to the Fund.

Sullivan & Worcester LLP, 1633 Broadway, New York, New York 10019, serves as independent counsel to the Independent Directors.

Ernst & Young LLP, located at 5 Times Square, New York, New York 10036, is the independent registered public accounting firm for the Corporation, providing audit services and tax return review services.

PROXY VOTING POLICIES

The Fund has adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Adviser and that permit the Adviser to further delegate to the sub-advisers proxy voting responsibility relating to the portfolio securities that they manage.

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Information regarding how the Corporation voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020 is available, without charge, upon request, by calling (800)-607-2200 and on the SEC’s website at http://www.sec.gov. Because the Fund is newly organized, no proxy voting information is available for the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Pursuant to policies on portfolio holdings disclosure (“Portfolio Disclosure Policies”), the Fund, or its authorized service providers, may publicly disclose holdings of the Fund in accordance with applicable regulatory requirements. Such public disclosure of holdings includes required periodic holdings disclosure in filings with the SEC, as well as other holdings disclosures, such as the top ten or other specified holdings of the Fund, on a monthly basis with a lag time of not less than seven days, on the website www.bessemertrust.com or by other means.

Portfolio holdings information for the Fund may also be made available more frequently and prior to its public availability (“non-standard disclosure”) to:

(1)	the Fund’s service providers (which currently include the Fund’s adviser, sub-adviser, custodian, administrator, fund accountant, transfer agent, distributor, pricing service and printers (Command Financial Press Corporation)) (“Service Providers”); and

(2)	certain non-service providers (such as ratings agencies including, among others, Morningstar, Inc., Standard & Poor’s Securities, Inc. and Lipper Analytical Services for such purposes as analyzing and ranking the Fund or performing due diligence and asset allocation) (“Non-Service Providers”); and

(3)	non-Service Providers pursuant to a written confidentiality agreement that protects the confidentiality of the portfolio holdings information; and

(4)	to facilitate efficient trading of certain investment and receipt of relevant research.

The disclosure of portfolio holdings for the Fund may only be made pursuant to the Portfolio Disclosure Policies, which are designed to ensure compliance by the Fund and their service providers with the applicable federal securities laws. The Portfolio Disclosure Policies are also designed to prevent the unauthorized disclosure of the Fund’s holdings that could harm the Fund or its shareholders and to ensure that their respective interest are not put above those of the shareholders.

Neither the Fund nor the Fund’s service providers may receive compensation or other consideration in connection with the disclosure of information about portfolio securities. The Portfolio Disclosure Policies may not be waived or exceptions made, without the consent of the Fund’s Chief Compliance Officer or his designees, or Chief Legal Officer. The Board will review this policy as often as they deem appropriate, but not less often than annually, and recommend any changes that they deem appropriate. The Fund’s Board and Chief Compliance Officer may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the Fund’s Portfolio Disclosure Policies.

BROKERAGE TRANSACTIONS

The Adviser and the sub-advisers make the Fund’s portfolio decisions and determine the broker to be used in each specific transaction with the objective of obtaining a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). When consistent with the objective of obtaining best execution and consistent with applicable law, brokerage may be directed to persons or firms supplying research products and services to the Adviser and its affiliates and the sub-advisers. To the extent that such persons or firms supply research products and services to the Adviser and its affiliates or the sub-advisers for use in rendering the investment advice to the Fund or account, such information may be supplied at no cost to the Adviser and its affiliates or the sub-advisers and, therefore, may have the effect of reducing the expenses of the Adviser and its affiliates and the sub-advisers in rendering advice to the Fund or account. While it is impossible to place an actual dollar value on such research products and services, receipt by the Adviser and its affiliates or the sub-advisers probably does not reduce the overall expenses of the Adviser and its affiliates or the sub-advisers to any material extent. Consistent with Rule 12b-1(h), the Adviser and its affiliates and sub-advisers will not consider sales of shares of the Fund as a factor in the selection of brokers to execute portfolio transactions for the Fund.

The research products and services provided to the Adviser and its affiliates and the sub-advisers is of the type described in Section 28(e) of the Exchange Act and is designed to augment the Adviser’s and its affiliates or the sub-advisers’ own internal research and investment strategy capabilities. These research products and services include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Research products and services furnished by brokers through which the Fund effects securities transactions are used by the Adviser and its affiliates or the sub-advisers in carrying out their investment management responsibilities with respect to all of their clients’ accounts. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the

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Adviser and its affiliates or the sub-advisers determine in good faith that the amount of such transaction cost is reasonable in relation to the value of brokerage and research products and services provided by the executing broker.

European-based affiliates of the Adviser and sub-advisers (“European Affiliates”) who are subject to the EU’s Markets in Financial Instruments Directive (“EU Directive”) will be subject to separate rules applicable to any arrangements under which brokers may, in addition to routine order execution, facilitate the provision of research to the European Affiliates by the broker itself or a third party research provider (“third party research”). In general, firms subject to the EU Directive may not direct brokerage to firms in exchange for third party research, but rather must pay for such research services directly or allocate their costs equitably among their clients. Third party research will be purchased by the European Affiliates when they consider that such research will benefit their clients, including the Fund, in seeking to achieve their clients’ investment objectives and strategies. The purchase of third party research will be subject to appropriate controls and oversight designed to ensure that the research budget is managed and used in the interests of clients and will include regularly assessing the quality of the research purchased.

The Fund may deal in some instances in securities which are not listed on a national securities exchange but are traded in the over-the-counter market. It may also purchase listed securities through the third market. Where transactions are executed in the over-the-counter market or third market, that Adviser or sub-advisers will seek to deal with the primary market makers; but when necessary in order to obtain best execution, it will utilize the services of others. In all cases, the Adviser and sub-advisers will attempt to negotiate best execution.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser and the sub-advisers and their respective affiliates, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser and the sub-advisers or their respective affiliates are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser and the sub-advisers and their respective affiliates to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to benefit the Fund.

PORTFOLIO TURNOVER

Changes may be made to the Fund’s portfolio consistent with the investment objectives and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund’s portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Because the Fund is newly organized, no turnover rates are available for the Fund. High portfolio turnover may result in increased brokerage costs to the Fund and also adverse tax consequences to the Fund’s shareholders.

In any particular year, market conditions may result in greater portfolio turnover rates than are presently anticipated. The rate of the Fund’s turnover may vary significantly from time-to-time depending on the volatility of economic and market conditions.

SHAREHOLDER SERVICING PLAN

The Fund has adopted a shareholder servicing plan (the “Shareholder Servicing Plan”). Under the Shareholder Servicing Plan, the Fund has entered into a shareholder servicing agreement with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services (“Shareholder Support Services”) to the Fund. Such Shareholder Support Services include, but are not limited to, providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption requests, and transmitting various communications to shareholders. For these services, the Fund pays an annual fee of 0.20% of its average daily net assets. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from the Fund.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise its share performance by using the SEC’s standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality;

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average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund’s expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

The performance of the Fund may be compared in various financial and news publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by nationally recognized mutual fund ranking and statistical services. As with other performance data, performance comparisons should not be considered representative of the Fund’s relative performance for any future period.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for the Fund’s shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the annual reinvestment of all distributions.

When shares of the Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD AND TAX EQUIVALENT YIELD

The yield of the Fund’s shares is calculated by dividing: (i) the net investment income per share earned by the shares over a thirty-day period by (ii) the maximum offering price per share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

To the extent financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund’s shares, the Fund’s share performance is lower for shareholders paying those fees.

AVERAGE ANNUAL TOTAL RETURNS

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

●	references to ratings, rankings, and financial publications and/or performance comparisons of shares to certain indices;
●	charts, graphs and illustrations using the Fund’s returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
●	discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager’s views on how such developments could impact the Fund; and
●	information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

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You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.

ACCOUNT INFORMATION AND PRICING OF SHARES

Information relating to the purchase and redemption of the Fund’s shares is located in the Prospectus.

NET ASSET VALUE

For purposes of determining the Fund’s NAV per share, readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined. Securities may be valued by independent pricing services, approved by the Corporation’s Board, which use prices provided by market makers or estimates of market value obtained yield data relating to instruments or securities with similar characteristics. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If significant events occur that materially affect the value of the security between the time trading ends on a particular security and the close of the regular trading session of the New York Stock Exchange (the “NYSE”), the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Board or its designee instead of being determined by market prices. Examples of significant events may include, but will not necessarily include, an announcement by the issuer, a creditor, or a government body, political or economic events, natural disasters, or significant fluctuations in key markets that occurring after the close of the security’s principal market. Since the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price their shares, the value of those Fund’s assets may change on days when you will not be able to purchase or redeem fund shares.

Readily marketable equity securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser or sub-adviser, as applicable, to be over-the-counter are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

U.S. Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a broker-dealer or an approved pricing service. All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Fund’s Board designed to reflect in good faith the fair value of such securities.

As indicated in the Prospectus, the NAV per share of the Fund’s shares will be determined as of the close of the regular trading session of the NYSE on each day that the NYSE is open for trading. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The NYSE annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. However, the NYSE may close on days not included in that announcement.

The Corporation intends to pay all redemptions in cash unless the redemption request is for more than the lesser of $250,000 or one percent of the net assets of the relevant Fund by a single shareholder over any ninety-day period. If a redemption request is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash; therefore, a redemption request may be paid in securities of equal value.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect

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the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Board, although the actual calculation may be done by others.

CAPITAL STOCK AND VOTING RIGHTS

The authorized capital stock of the Corporation consists of twenty-seven and one half billion shares of stock having a par value of one tenth of one cent ($0.001) per share. The Board is authorized to divide the unissued shares into separate series of stock. Shares of all series will have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series has equal distribution, liquidation and voting rights within the series in which it was issued. Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

HOW IS THE FUND TAXED?

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Taxes.” The Prospectus generally describes the federal income tax treatment of distributions by the Fund. This section of the SAI provides additional information concerning federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters. A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts (“IRAs”)), financial institutions, broker/dealers, traders in securities that have elected mark-to-market treatment with respect to their securities holdings, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal AMT.

The Corporation has not requested and does not anticipate requesting an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described herein. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Fund. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences to them of an investment in the Fund, as well as the application of state, local or foreign laws, and the effect of possible changes in applicable tax laws to their investment in the Fund.

Qualification as a Regulated Investment Company

The Corporation intends to continue to qualify the Fund as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. The Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to the Fund, rather than to the Corporation as a whole. Furthermore, the Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, the Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including but not limited to gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to the Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership will be treated as qualifying income.

The Fund must also diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of the Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the

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issuer of the underlying loan as an issuer. The qualifying income and diversification requirements applicable to the Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, the Fund generally must distribute to its shareholders an amount at least equal to the sum of 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income (if any) earned in each taxable year. If the Fund meets all of the regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, the Fund generally must make the distributions in the same year that it realizes the income and gain, although, in certain circumstances, the Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from the Fund in the year they are actually distributed. If the Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. The Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that the Fund will not be subject to federal income taxation.

Moreover, the Fund may determine to retain for investment all or a portion of its net capital gain. If the Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may report the retained amount as undistributed capital gain in a written statement to its shareholders, who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gain included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If, for any taxable year, the Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. Certain savings provisions may be available to the Fund to prevent such disqualification.

Capital Loss Carry-forwards

Capital losses realized by the Fund during taxable years beginning before December 22, 2010 may be carried forward for eight years following the year of the loss. All other capital losses may be carried forward indefinitely. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. However, future capital gains offset by carried-forward capital losses are generally subject to taxation as ordinary dividends to shareholders if distributed. Accordingly, the Fund does not expect to distribute such capital gains. The Fund cannot carry back or carry forward any net operating losses.

If the Fund engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Fund has engaged in reorganizations in the past and the Fund may engage in reorganizations in the future.

Equalization Accounting

The Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals the Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits the Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect the Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to continuing shareholders. However, the IRS generally will not have expressly sanctioned the equalization accounting method used by a particular Fund, and thus the use of this method may be subject to IRS scrutiny.

Excise Tax

A 4% nondeductible excise tax will be imposed on the Fund’s net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute by December 31 of each calendar year an amount at least equal to the sum of 98% of

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its ordinary income for that year (taking into account certain deferrals and elections), 98.2% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year and all of its ordinary income and capital gain net income from previous years that were not distributed during such years. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. The Fund intends to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that the Fund will not be subject to the excise tax. Moreover, the Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by the Fund).

Taxation of Fund Investments

In general, realized gains or losses on the sale of portfolio securities will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If the Fund purchases a debt obligation with original issue discount (“OID”) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the Fund may be required to include annually in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by the Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. The Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by the Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though the Fund holding such a security receives no interest payment in cash on the security during the year.

If the Fund invests in debt securities that are in the lowest rating categories or are unrated, including debt securities of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If an option granted by the Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by the Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by the Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by the Fund will be deemed “Section 1256 contracts.” The Fund will be required to mark-to-market any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require the Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts and similar instruments relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of

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the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to the Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds the Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by the Fund involving certain derivative instruments, such as financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. If the Fund is treated as entering into “straddles” and at least one (but not all) of the futures or option contracts comprising a part of such straddles is governed by Section 1256 of the Code, described above, such straddles could be characterized as “mixed straddles.” The Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income (defined below) to fail to satisfy the applicable holding period requirements (described below) and therefore to be taxed as ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where the Fund had not engaged in such transactions.

If the Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when the Fund enters into certain transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon the Fund’s holding period in the property. Any gain or loss subsequently realized with respect to an appreciated financial position shall be adjusted to take into account any gain realized as a result of any constructive sale. The character of any such subsequent gain or losses will depend upon the Fund’s holding period in the property subsequent to any constructive sale and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to a transaction if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain the Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, the Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

Certain of the Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital up to the amount of a shareholder’s tax basis in the shareholder’s Fund shares, and (iii) thereafter, as capital gain. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income in order to qualify as a regulated investment company.

“Passive foreign investment companies” (“PFICs”) are generally defined as certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If the Fund acquires any equity interest in a PFIC, the Fund

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could be subject to federal income tax and IRS interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions and gain from the sale of equity interests in PFICs will be characterized as ordinary income even though, absent the application of PFIC rules, these amounts would have been classified as capital gain.

The Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Fund may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments, but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, the Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualifying dividend income.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a pair of 2006 IRS revenue rulings that held that income from certain derivative contracts with respect to a commodity index or individual commodities was not qualifying income for a regulated investment company. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in derivative transactions. The Fund intend to limit their investments in commodity-linked derivatives in a manner designed to maintain their continued qualification as regulated investment companies under the Code. The Fund also intends to account for derivative transactions in a manner it deems to be appropriate. However, the IRS may not agree with determinations made by the Fund. If it does not, the status of the Fund as a regulated investment company might be jeopardized.

The Fund may invest in REITs. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.

Tax reform legislation enacted on December 22, 2017, informally known as the Tax Cuts and Jobs Act (the “Tax Act”), established a 20% deduction for qualified business income. Under this provision, which is effective for taxable years beginning in 2018 and, without further legislation, will sunset for taxable years beginning after 2025, individuals, trusts, and estates generally may deduct (the “Deduction”) 20% of “qualified business income,” which includes all ordinary REIT dividends (“Qualifying REIT Dividends”) and certain income from investments in MLPs (“MLP Income”). The IRS has recently issued proposed regulations permitting a regulated investment company to pass through to its shareholders Qualifying REIT Dividends eligible for the 20% deduction. However, the proposed regulations do not provide a mechanism for a regulated investment company to pass through to its shareholders MLP Income that would be eligible for such deduction. It is uncertain whether future legislation or other guidance will enable a regulated investment company to pass through the special character of MLP Income to the regulated investment company’s shareholders.

The Fund may invest in REITs that hold residual interests in REMICs or taxable mortgage pools (TMPs), or such REITs may themselves constitute TMPs. Under an IRS notice, and future Treasury Regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (REMIC) or a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related residual interest or invested in the TMP directly. As a result, the Fund may not be a suitable investment for certain tax-exempt shareholders.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Fund may involve complex tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund seek to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this

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regard, the Fund could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions

All distributions paid out of the Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. For federal income tax purposes, the Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are generally allocated pro rata to distributions paid over the entire year. Distributions in excess of the Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her Fund shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her shares. The Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

For federal income tax purposes, distributions of investment income (except for exempt-interest dividends and dividends treated as qualified dividend income, as discussed below) are generally taxable as ordinary income, and distributions of gains from the sale of investments that the Fund owned (or is deemed to have owned) for one year or less will be taxable at ordinary income rates. Distributions properly reported by the Fund as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). The Fund will report capital gains distributions, if any, in a written statement mailed by the Fund to its shareholders.

Some states will not tax distributions made to individual shareholders that are attributable to interest the Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held (or is deemed to have held) such Fund shares for more than one year at the time of the sale or exchange, and short-term capital gain or loss otherwise.

If a shareholder incurs a sales charge in acquiring shares of the Fund, and by reason of incurring such charge or making such acquisition acquires a reinvestment right and then sells or exchanges such Fund shares within 90 days of having acquired them, and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company during the period beginning on the date of disposition of the original Fund shares and ending on the January 31 of the calendar year that includes the date of such disposition, the sales charge previously incurred in acquiring the Fund’s shares generally will not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under the “wash sale” rules to the extent he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gains distribution.

Cost Basis Reporting

The Fund are required to report to the IRS and furnish to you annually on Form 1099-B the cost basis information for the Fund’s shares purchased or acquired on or after January 1, 2012, and sold on or after that date. In addition to the requirement that the Fund report the gross proceeds from the sale of the Fund’s shares, the Fund also are required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of the Fund’s shares, the Fund will permit you

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to elect from among several IRS-accepted cost basis methods, including average cost basis. In the absence of an election, cost basis will be calculated using the Fund’s default method of average cost. The cost basis method elected by you (or the cost basis method applied by default) for each sale of the Fund’s shares may not be changed after the settlement date of each such sale of the Fund’s shares. At any time, you may designate a new election for future cost basis calculations.

You should carefully review the cost basis information provided by the Fund and make any adjustments that are required when reporting these amounts on federal income tax returns. If your account is held by an investment representative (financial advisor, broker or other nominee), you should consider contacting that representative with respect to reporting of cost basis and available elections for your account. You are encouraged to refer to the appropriate IRS regulations or consult your tax advisor to obtain more information about cost basis reporting and, in particular, to determine the best IRS-accepted cost basis method for your personal tax situation.

For shares of the Fund purchased or acquired on or before December 31, 2011, and sold on or after that date, the Fund is required to report only the gross proceeds from the sale of the Fund’s shares.

Foreign Taxes

Amounts realized by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of non-U.S. companies, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis certain foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders.

It is possible that the Fund may, in certain taxable years, qualify to make the election. However, even if the Fund qualifies for the election for a year, it may decide not to make the election for such year. If the Fund does not so elect then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid or withheld. The Fund will report to each shareholder in a written statement whether it has elected for the foreign taxes paid by the Fund to “pass-through” for that year.

Even if the Fund qualifies for and makes the election, foreign income and similar taxes will only pass-through to the Fund’s shareholders if the Fund and its shareholders meet certain holding period requirements. Specifically, (i) the shareholders must have held Fund shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the shareholders became entitled to receive Fund distributions corresponding with the pass-through of such foreign taxes paid by the Fund, and (ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund must have held the shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the Fund became entitled to the dividend. These holding periods increase for certain dividends on preferred stock. The Fund may choose not to make the election if the Fund has not satisfied its holding requirements.

If the Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied the holding period and certain other requirements will include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat those amounts as paid by them for the purpose of the foreign tax credit or deduction. If such shareholder claims a credit for foreign taxes paid, the credit will be limited to the extent it exceeds the shareholder’s federal income tax attributable to foreign source taxable income or the amount specified in the written statement mailed to that shareholder. If the credit is attributable, wholly or in part, to qualified dividend income (as defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.

In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. This $300 threshold is increased to $600 for joint filers. A deduction for foreign taxes paid may be claimed only by shareholders that itemize their deductions.

Federal Income Tax Rates

As of the date of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 37% for ordinary income and 20% for net long-term capital gain. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are derived from the sale or disposition of collectibles are currently taxable at a 28% federal rate.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” (defined below) equal to the highest net long-term capital gains rate, which generally is 20%. In general, “qualified dividend income” is income attributable to dividends received by the Fund from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation’s stock and by the shareholders with respect to the Fund’s shares. If 95% or more of the Fund’s gross income (excluding net long-term capital gain over net short-term capital

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loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) generally will be treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). If less than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by the Fund derived from securities lending, repurchase agreements and other derivative transactions ordinarily will not qualify as qualified dividend income. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Income and bond funds typically do not distribute significant amounts of qualified dividend income.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 21%. The effective marginal tax rate may be higher for some shareholders, for example through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on certain high-income individuals, trusts and estates. For individuals, the 3.8% tax will apply to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer’s “net investment income.” For this purpose, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains (other than exempt-interest dividends) as described above, and (ii) any net gain from the sale, exchange or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.

Backup Withholding

The Fund may be required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 24% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to the Fund shareholder, if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (“TIN”), generally the shareholder’s social security or employer identification number; if (when required to do so) the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding; or if the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. These backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9.

Tax-Deferred Plans

The shares of the Fund may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans (“SEP-IRAs”), Savings Incentive Match Plans for Employees (“SIMPLE Plans”), Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of the Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. The dividends-received deduction may be subject to certain reductions, and a distribution by the Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Fund are urged to consult their own tax advisors and financial planners.

A portion of the interest paid or accrued on certain high-yield discount obligations owned by the Fund may not be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction if certain requirements are met. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

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Foreign Shareholders

Under an exemption, distributions reported by the Fund as “interest-related dividends” (defined below) generally will be exempt from federal income tax withholding, provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder (“exempt foreign shareholder”). Interest-related dividends are generally attributable to the Fund’s net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a “foreign shareholder”). In order to qualify as an interest-related dividend, the Fund must report a distribution as such in a written statement mailed to its shareholders. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by the Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). However, this tax generally will not apply to exempt-interest dividends from the Fund. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, under an exemption recently made permanent by Congress, “short-term capital gain distributions” (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain distributions or short-term capital gain distributions and certain other conditions are met; or (iii) such gains or, in certain cases, distributions are attributable to gain from the sale or exchange of a U.S. real property interest. If such gains or distributions are effectively connected with a U.S. trade or business (or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty), the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If the requirements of clause (iii) are met, the foreign shareholder may be subject to certain tax, withholding, and/or reporting requirements, depending in part on whether the foreign shareholder holds (or has held in the prior 12 months) more than a 5% interest in the Fund. “Short-term capital gain distributions” are distributions attributable to the Fund’s net short-term capital gain in excess of its net long-term capital loss and reported as such from the Fund in a written statement mailed by the Fund to its shareholders.

Even if permitted to do so, the Fund provide no assurance that they will report any distributions as interest-related distributions or short-term capital gain distributions. Even if the Fund reports any distributions as such, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such reports.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships. If the Fund qualifies and makes an election to pass-through foreign taxes to its shareholders, foreign shareholders of the Fund generally will be subject to increased federal income taxation without a corresponding benefit for the pass-through of foreign taxes.

Foreign shareholders may also be subject to U.S. estate tax with respect to their Fund shares.

The Foreign Account Tax Compliance Act (“FATCA”)

A 30% withholding tax on the Fund’s distributions generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise exempted under FATCA. If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required generally with respect to distributions from the Fund. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Fund will not pay any additional amounts in respect to amounts withheld under FATCA. You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

Tax-Exempt Shareholders

Under current law, the Fund serves to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment

52

in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

It is possible that a tax-exempt shareholder will also recognize UBTI if the Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs. Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (CRTs) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or in TMPs. Under legislation enacted in December 2006, a CRT, as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which the IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under applicable law (including the 1940 Act), the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in the Fund.

Tax Shelter Reporting Regulations

Under Treasury Regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

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FINANCIAL INFORMATION

Because the Fund is newly organized, no financial information is available for the Fund.

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APPENDIX A – RATINGS

STANDARD AND POOR’S LONG-TERM CREDIT RATING DEFINITIONS*

AAA -- An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA -- An obligation rated ‘AA’ differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A -- An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB -- An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C -- Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB -- An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B -- An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC -- An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but Standard & Poor Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C -- An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D -- An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

“NR” -- This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard and Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks -- Standard and Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

* The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

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MOODY’S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

Aaa -- Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa -- Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A -- Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa -- Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba -- Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B -- Obligations rated B are considered speculative and are subject to high credit risk.

Caa -- Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca -- Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C -- Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

FITCH IBCA, INC. LONG-TERM CREDIT RATING DEFINITIONS

AAA: Highest credit quality -- ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality -- ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality -- ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality -- ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative -- ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B: Highly speculative -- ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial Credit risk -- Default is a real possibility.

CC: Very high levels of credit risk -- Default of some kind appears probable.

C: Near default -- A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired.

RD: Restricted default -- ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and has not otherwise ceased operating.

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D: Default -- ‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.

Notes: The modifiers + or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

MOODY’S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

P-1--Issuers (or supporting institutions) rated Prime -1 have a superior ability to repay short-term debt obligations.

P-2--Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 -- Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations

NP -- Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

STANDARD AND POOR’S COMMERCIAL PAPER RATINGS

A-1 -- A short-term obligation rated ‘A-1’ is rated in the highest category by Standard and Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 -- A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 -- A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B -- A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C -- A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D -- A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard and Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

F1: Highest short-term credit quality -- Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added + to denote any exceptionally strong credit feature.

F2: Good short-term credit quality -- Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality -- The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality -- Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk -- Default is a real possibility.

RD: Restricted default -- Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to

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meet other financial obligations. Typically applicable to entity ratings only.

D: Default -- Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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APPENDIX B – PROXY VOTING POLICIES

Bessemer Trust Company, N.A.
Bessemer Investment Management LLC

Proxy Voting Guidelines

An important component of the investment discipline of Bessemer Trust Company, N.A. and Bessemer Investment Management LLC (together, “Bessemer”) is making appropriate proxy voting decisions. In an effort to support proposals that maximize the value of our clients’ investments over the long term, Bessemer has developed these Proxy Voting Guidelines (“Guidelines”), which set forth principles that guide our voting decisions. While Bessemer’s voting will generally follow these Guidelines, specific voting decisions may differ in any instance where Bessemer believes it to be in the best interest of shareholders.

The Bessemer Proxy Committee (“Proxy Committee”)1 oversees the proxy voting process. The Proxy Committee considers and approves amendments to these Guidelines as it deems appropriate every year or more frequently as needed.

Bessemer has contracted with Institutional Shareholder Services (“ISS”), a professional proxy voting and corporate governance service, to provide research on proxy issues and to vote proxies in accordance with Bessemer’s guidelines. As part of the proxy voting process, Bessemer’s portfolio managers and analysts will be consulted on a limited number of issues (generally on matters that are designated as case-by-case votes).

Bessemer may refrain from voting in certain cases where it deems appropriate, if, for example, the cost of voting appears to exceed the expected benefits, or when voting could result in the imposition of trading or other restrictions that may restrict liquidity or otherwise impair investment returns. These conditions are most likely to exist with respect to non-U.S. securities.

1. Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on uncontested director nominees of U.S. companies generally will be cast as recommended by ISS based on their research and analysis, except that votes will be WITHHELD from director nominees who own no company stock and have served on the board for more than one year. In accordance with ISS’s policy, votes will also be WITHHELD from director nominees who:

•	Have poor attendance history at board and committee meetings as determined by ISS;
•	Are inside directors or affiliated outside directors and the full board is less than majority independent;
•	Are inside directors or affiliated outside directors and sit on the audit, compensation, or nominating committee;
•	Are compensation committee members and the company has poor compensation practices as determined by ISS;
•	Are compensation committee members and the company has a pay for performance disconnect as determined by ISS;
•	Are compensation committee members and the board exhibits a significant level of poor communication and responsiveness to shareholders surrounding compensation issues;
•	Serve on an excessive number of boards as determined by ISS;
•	Have ignored a proposal that was approved by the majority of votes cast in the last year;
•	Are incumbent board members and the board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency;
•	Have adopted a long-term poison pill without shareholder approval, where there is no commitment or policy to put the pill to shareholder vote;
•	Have made a material adverse change to an existing poison pill without shareholder approval;
•	Have kept in place a dead-hand or modified dead-hand poison pill;

[1]	The Proxy Committee, which is a joint committee of Bessemer Trust Company, N.A. and Bessemer Investment Management LLC, is comprised of senior members of Bessemer’s investment department and its Head of Business Analysis and Custody.
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•	Are incumbent board members and the board had material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company; or
•	Have taken egregious actions or failed to replace management as appropriate, as determined by ISS.

Generally vote FOR nominees for directors of non-U.S. companies in uncontested elections unless:

•	Specific practices have been identified that were adverse to shareholder interests;
•	Adequate disclosure has not been provided in a timely manner;
•	There are clear concerns over questionable finances or restatements; or
•	The board fails to meet minimum corporate governance standards.

In all markets, vote CASE-BY-CASE on director nominees who have been associated with a pattern of egregious actions on other boards or in the role of executive management that raises substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company. This includes where there have been:

•	Questionable transactions with conflicts of interest;
•	Any records of abuses against minority shareholder interests;
•	Specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities;
•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company; and
•	Failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote FOR proposals requiring that the positions of chairman and CEO be held separately.

Majority of Independent Directors/Establishment of Committees

Vote FOR proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold under ISS’ definition of independence.

Vote FOR proposals asking that a majority or more of directors on the board, audit, compensation, and/or nominating committees be independent, unless the committee composition already meets this standard.

Majority Vote Proposals

Vote FOR reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g. contested elections).

Stock Ownership Requirements

Vote FOR proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. Stock ownership on the part of directors is desirable.

Statutory Auditors

In non-U.S. markets, vote FOR the appointment or re-election of statutory auditors, unless:

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•	There are serious concerns about the statutory reports presented or the audit procedures used;
•	Questions exist concerning any of the statutory auditors being appointed;
•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company;
•	The company fails to provide adequate information, based on typical market standards, for shareholders to make an informed voting decision;
•	The outside statutory nominee attended less than 75 percent of meetings of the board of directors or board of statutory auditors during the year under review (in markets where attendance information is consistently provided);
•	The statutory auditor is judged to be responsible for clear mismanagement or shareholder-unfriendly behavior; or

•	Egregious actions related to a director’s or statutory auditor’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve in the best interests of shareholders at any company.

In cases where the number of nominees exceeds the number of seats available, vote FOR incumbent candidates as long as no other concerns are identified.

Discharge of Board and Management

Vote FOR discharge of the board and management, but vote CASE-BY-CASE if:

•	There are serious questions about actions of the board or management for the year in question, including reservations from auditors; or
•	Material legal or regulatory action is being taken against the company or the board by shareholders or regulators.

2. Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Generally vote FOR proposals to lower supermajority vote, taking into consideration the presence of any significant ownership levels at the company.

Cumulative Voting

Vote FOR proposals to eliminate cumulative voting. Vote AGAINST proposals to restore or permit cumulative voting.

Proxy Access

Vote in accordance with ISS’s policy on management and shareholder proposals to enact proxy access, which will take into account, among other factors:

•	Company-specific factors; and
•	Proposal-specific factors, including: (1) The ownership thresholds proposed in the resolution (i.e., percentage and duration); (2) The maximum proportion of directors that shareholders may nominate each year; and (3) The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.
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Confidential Voting

Vote FOR proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

3. Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

4. Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors will be evaluated on a CASE-BY-CASE basis, taking into consideration the company’s long-term financial performance, management’s track record, the qualifications of each slate of director nominees and the actions being recommended by each.

Reimbursing Proxy Solicitation Expenses

If the vote is in favor of the dissidents, vote FOR reimbursing proxy solicitation expenses. If the vote is against the dissidents, vote AGAINST reimbursing proxy solicitation expenses.

5. Capital Structure

Common Stock Authorization

Vote FOR proposals to increase the number of shares of common stock authorized for issuance unless ISS’s research and analysis indicate that the resulting authorized but unissued shares are excessive. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote AGAINST proposals to create a new class of nonvoting or subvoting common stock.

Share Repurchase Program Authorization

Vote FOR well-structured share repurchase programs that comply with typical market standards, taking into consideration: (1) the volume of the shares that will be repurchased; (2) the duration of the authority; (3) the amount of shares that will be held in treasury; (4) the price at which shares will be repurchased; and (5) any other relevant considerations.

Share Issuance Authorization

Vote FOR general issuance requests with preemptive rights to a maximum of 100% over currently issued capital, and vote FOR general issuance requests without preemptive rights to a maximum of 20% of currently issued capital; provided, however, that in markets where there is a best practice recommendation on the volume of shares to be issued and the best practice recommends a lower

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threshold (e.g. France, UK, Hong Kong), that lower threshold will be applied, and a lower threshold will also be applied where a company’s past practice necessitates it.

Specific issuances that will fund a legitimate business purpose will be evaluated by ISS taking into consideration: (1) the potential dilution; (2) the pricing of the shares; (3) the strategic rationale; (4) potential conflicts of interest; and (5) potential consequences of failing to support the issuance.

6. Executive/Director Compensation and Employee Stock Plans

Equity-Based Compensation Proposals

Vote FOR reasonably crafted proposals requiring senior management to own a specified amount of company stock.

Votes with respect to compensation plans will be cast based on the cost of the plan compared to its peers (in the U.S. and markets where disclosure is comparable to that of U.S. companies) as well as other important qualitative features, including the company’s three-year average burn rate relative to peers. The cost will be determined based on the number and types of awards granted by companies, using the expanded compensation data disclosed under the various regulatory requirements. If the cost is deemed to be reasonable, vote FOR the proposal. However, vote AGAINST equity incentive plan proposals, even if the plans’ cost is deemed reasonable, if any of the following factors apply: (1) the ability to reprice stock options without prior shareholder approval, (2) excessive CEO compensation relative to company performance (pay-for-performance disconnect), (3) whether the plan contains a liberal definition of “change-in-control”, or (4) the plan is a vehicle for poor pay practices, such as egregious compensation practices.

Plans proposed by non-US (excluding Canada) companies will be evaluated using the data available to analyze dilution issues and other plan terms, including plan administration. Vote AGAINST the equity plan if any of the following factors apply:

•	The dilution of the plan is excessive considering the company’s size and industry;

•	The plan lacks challenging performance conditions without adequate justification;
•	The plan lacks stringent vesting provisions without adequate justification;
•	The pricing of options deviates from typical market standards without adequate justification;

•	The plan’s administration deviates from typical market standards without adequate justification;

•	The plan participants deviate from typical market standards without adequate justification;
•	There are concerns about poor company performance;
•	There are concerns about controversial issues at the company;
•	The company fails to provide adequate information to allow shareholders to make an informed voting decision; or
•	There are other serious concerns with the plan.

Management Proposals Seeking Approval to Reprice Options

Vote AGAINST management proposals seeking approval to reprice options.

Employee Stock Purchase Plans – Qualified Plans

For U.S. companies, vote AGAINST qualified employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85% of fair market value; or
•	Offering period is greater than 27 months; or
•	The number of shares allocated to the plan is more than 10% of the outstanding shares.

For non-U.S. companies, vote AGAINST qualified employee stock purchase plans where any of the following apply:

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•	Purchase price deviates from typical market standards without adequate explanation or is less than 75% of fair market value; or
•	Offering period deviates from typical market standards without adequate explanation; or
•	The number of shares allocated to the plan is more than 10% of the outstanding share.

Employee Stock Purchase Plans – Non-Qualified Plans

Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5% or more of beneficial ownership of the company);
•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
•	Company matching contribution up to 25% of employee’s contribution, which is effectively a discount of 20% from market value; and
•	No discount on the stock price on the date of purchase if there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25% of employees’ contribution, evaluate the cost of the plan against its allowable cap as calculated by ISS.

Employee Stock Ownership Plans (ESOPs)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than 5% of outstanding shares).

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Amendments to existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) will be voted as recommended by ISS based on their research and analysis, which will evaluate whether the plan exceeds its allowable cap as calculated by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Proposals on Compensation

Disclosure/Setting Levels or Types of Compensation for Executives and Directors: Generally, vote FOR proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Vote AGAINST proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Vote AGAINST proposals requiring director fees be paid in stock only.

Performance-Based Awards: Generally vote FOR proposals advocating the use of performance-based equity awards like indexed, premium-priced, and performance contingent options or performance-based shares, unless: (1) The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options); or (2) The company demonstrates that it is using a substantial portion of performance-based awards for its top executives, where substantial portion would constitute 50% of the shares awarded to those executives for that fiscal year.

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Pay-for-Superior-Performance: Generally vote FOR shareholder proposals requesting that the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives, unless ISS determines that such a proposal would not be in shareholders’ interest. In evaluating these shareholder proposals, ISS will consider the following factors:

•	What aspects of the company’s annual and long-term equity incentive programs are performance driven?
•	If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?
•	Can shareholders assess the correlation between pay and performance based on the current disclosure?
•	What type of industry and stage of business cycle does the company belong to?

Compensation Consultants - Disclosure of Board or Company’s Utilization: Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Board committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

Option Repricing: Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Severance Agreements for Executives/Golden Parachutes: Vote FOR proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Proposals to ratify golden parachutes are voted FOR if they include the following: (1) The triggering mechanism should be beyond the control of management; (2) The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs); and (3) Change-in-control payments should be double-triggered, i.e., after (a) a change in control has taken place, and (b) termination of the executive has occurred as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Vote in accordance with ISS’s recommendation on proposals to approve a company’s golden parachute compensation. Features that may lead to a recommendation AGAINST include:

•	Recently adopted or amended agreements that include excise tax gross-up provisions (since prior annual meeting);
•	Recently adopted or amended agreements that include modified single trigger agreements (since prior annual meeting);
•	Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;
•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);
•	Potentially excessive severance payments;
•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;
•	In the case of a substantial gross-up from pre-existing/grandfathered contract: what triggered the gross-up (e.g., very large option grants at low point in stock price, or unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Supplemental Executive Retirement Plans (SERPs): Generally vote FOR proposals requiring companies to draft reports detailing their SERP programs as well as proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Holding Periods: Vote in accordance with ISS’s recommendations on proposals asking companies to adopt holding periods or retention ratios for their executives. ISS’s recommendations generally take into account:

•	Whether the company has any holding period, retention ratio or officer ownership requirements in place. These should consist of:

Ø	Rigorous stock ownership guidelines, or
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Ø	A short-term holding period requirement (six months to one year) coupled with a significant long-term ownership requirement, or
Ø	A meaningful retention ratio; and

Officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

Advisory Vote on Executive Compensation - Shareholder Proposals: Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named Executive Officers as set forth in the company’s Summary Compensation Table and the accompanying narrative disclosure.

Advisory Votes on Executive Compensation - Management Proposals (Management Say-on-Pay or “MSOP”):

U.S. and Canada

Vote in accordance with ISS’s recommendation on management proposals related to the compensation of executives and outside directors. In accordance with ISS’s policy, vote AGAINST MSOP proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and AGAINST an equity-based incentive plan proposal if:

•	There is a misalignment between CEO pay and company performance (pay for performance);
•	The company maintains problematic pay practices; or
•	The board exhibits poor communication and responsiveness to shareholders.

Non-U.S. markets (excluding Canada)

Vote AGAINST such proposals (remuneration reports or remuneration policies) in cases where:

•	The company does not provide shareholders with clear, comprehensive compensation disclosures;
•	The company does not maintain an appropriate pay-for-performance alignment and there is not an emphasis on long-term shareholder value;
•	The arrangement creates the risk of a “pay for failure” scenario;
•	The company does not maintain an independent and effective compensation committee;
•	The company provides inappropriate pay to non-executive directors; or
•	The company maintains other problematic practices.

Management Say on Pay Frequency Proposals: Vote FOR proposals to establish annual MSOP proposals. Vote AGAINST proposals to establish bi- or triennial MSOP proposals.

All other proposals regarding executive and director pay will be voted taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Retirement Bonuses for Directors: The expectation of receiving a retirement bonus can serve as a disincentive for outside directors or statutory auditors to speak out against management. Accordingly, generally vote AGAINST the payment of retirement bonuses:

•	to outsiders (non-employees);
•	if neither the individual payments nor the aggregate amount of the payments is disclosed; or
•	if recipients include those who are judged to be responsible for clear mismanagement or shareholder-unfriendly behavior.

Limit/Prohibit Accelerated Vesting of Awards: Bessemer supports double triggered treatment of equity in change-of-control situations. Bessemer also supports the elimination of potential poor pay practices (e.g. gross-ups) embedded in current employee agreements. In the absence of these provisions, vote FOR shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.

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Vote FOR proposals seeking a policy that prohibits acceleration of the vesting of equity awards to senior executives in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

7. Poison Pills

Vote FOR proposals that ask a company to submit its poison pill for shareholder ratification. Vote FOR proposals to redeem a company’s poison pill and vote AGAINST management proposals to ratify a poison pill.

8. Mergers, Acquisitions and Corporate Restructurings

Vote CASE-BY-CASE on mergers, acquisitions and corporate restructuring based on such factors as pricing and strategic rationale.

9. Reincorporation Proposals

Proposals to change a company’s jurisdiction of incorporation will be evaluated by giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when recommended by company management.

10. Bylaw Provisions Affecting Litigation Rights

Proposals seeking the adoption or amendment of bylaw provisions impacting shareholders’ rights to initiate litigation against the company, including limiting shareholder litigation to the company’s jurisdiction of incorporation or fee-shifting provisions, will be voted in accordance with ISS’s policy, which will take into account:

•	The company’s rationale for adopting such provision(s);

•	The breadth of application or extent of limitation on shareholder litigation rights;

•	Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement; and

•	Whether the company has the following good governance features:
Ø	An annually elected board;
Ø	Shareholder ability to repeal such provision(s) in the future, including the vote standard for shareholder approval to amend bylaws;
Ø	A majority vote standard in uncontested director elections; and
Ø	The absence of a poison pill, unless the pill was approved by shareholders.

11. Political Contributions

Vote FOR reasonable proposals that seek additional disclosure surrounding the internal processes and oversight mechanisms governing the company’s political contributions and lobbying expenses.

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12. Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity, and will be evaluated as to whether the proposal will enhance the economic value of the company.

Other than as identified above for shareholder proposals regarding political contributions, vote in accordance with ISS’s recommendation on shareholder proposals related to social and environmental issues. ISS’s research will consider the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;
•	Whether the underlying issues are more appropriately and effectively dealt with through governmental or regulatory action;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	Whether the proposal itself is well framed and the cost of implementation is reasonable; and
•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

13. Transact Other Business

Vote AGAINST proposals to approve other business when it appears as voting item.

14. Issues in Countries with Share Blocking

Share blocking (the practice in some countries of prohibiting a shareholder from selling its shares for a specified period once it has cast its vote on an upcoming proxy) imposes a significant burden on shareholders in terms of reduced liquidity. Even in countries that permit unblocking, a lengthy delay is involved before a shareholder can execute a desired sale of securities. As a result of the potential inability of to sell shares when needed, Bessemer will NOT VOTE proxies in companies located in countries that practice share blocking.

15. Other Issues

All other issues are voted in accordance with the presumption that Bessemer will vote in accordance with ISS’s recommendation.

16. Conflicts of Interest

Bessemer recognizes that there may be a potential conflict of interest, or the appearance of a conflict of interest, when Bessemer votes a proxy solicited by an issuer with whom Bessemer is affiliated or Bessemer, or one of our affiliates, has a business relationship, or when Bessemer or one of our affiliates has a business relationship with a senior executive or director of such an issuer or with a shareholder who has sponsored a proposal contained in the proxy. Bessemer has implemented these Guidelines, which provide for uniform voting of proxy issues and oversight by the Proxy Committee, to minimize conflicts of interest and to seek to ensure that proxies are voted solely in shareholders’ interests.

The Proxy Committee will delegate to one of its members the duty to periodically remind all employees involved in the proxy voting process as well as all portfolio managers and members of senior management that it is their responsibility to bring to the Proxy Committee’s attention matters that may create a conflict of interest for Bessemer when voting proxies. In addition, before an investment professional gives his or her opinion on any ballot issue, he or she must confirm that he or she does not have a potential conflict of interest with respect to the issue.

In those situations where the Proxy Committee determines that there is a material conflict of interest (i.e., a conflict that is likely to influence, or appear to influence, Bessemer’s decision making on the issue based on an assessment of the particular facts and circumstances), the Proxy Committee will determine an appropriate method to resolve such conflict of interest before the affected proxy is voted. Such methods may include (1) instructing ISS to vote the affected proxy in accordance with its own recommendations, (2) referring the proxy to the governing board of the relevant investment company or the client institution, (3) disclosing the conflict of interest and sending the proxy to individual shareholders for them to vote individually, or (4) such other method as is deemed appropriate given the particular facts and circumstances.

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ADDRESSES

OLD WESTBURY FUNDS, INC.

760 Moore Road

King of Prussia, Pennsylvania 19406

Underwriter

FORESIDE FUNDS DISTRIBUTORS LLC

400 Berwyn Park

899 Cassatt Rd., Suite 110

Berwyn, Pennsylvania 19312

Adviser

BESSEMER INVESTMENT MANAGEMENT LLC

630 Fifth Avenue

New York, New York 10111

Sub-Advisers

BLACKROCK FINANCIAL MANAGEMENT, INC.

55 East 52nd Street

New York, New York 10022

MUZINICH & CO., INC.

450 Park Avenue

New York, New York 10022

Custodian

CITIBANK, N.A.
111 Wall Street
New York, New York 10005

Fund Administrator & Accountant

THE BANK OF NEW YORK MELLON

760 Moore Road

King of Prussia, Pennsylvania 19406

Transfer Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

760 Moore Road

King of Prussia, Pennsylvania 19406

Independent Registered Public Accounting Firm

ERNST & YOUNG LLP

5 Times Square

New York, New York 10036

Fund Counsel

DECHERT LLP

1900 K Street, NW
Washington, DC 20006

Counsel to the Independent Directors

SULLIVAN & WORCESTER LLP

1633 Broadway
New York, New York 10019

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PART C
OTHER INFORMATION

OLD WESTBURY FUNDS, INC.

ITEM 28.	EXHIBITS

(a)(i)	Articles of Restatement of the Registrant dated July 24, 2012 are incorporated by reference to Post-Effective Amendment No. 49 to Registrant’s Registration Statement filed on August 14, 2012 (File No. 33-66528).

(a)(ii)	Articles of Amendment of the Registrant dated December 19, 2013 are incorporated by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement filed on February 27, 2014 (File No. 33-66528).

(a)(iii)	Articles of Amendment of the Registrant (changing the name of Old Westbury Large Cap Core Fund to Old Westbury All Cap Core Fund (“All Cap Core Fund”)), dated December 27, 2016 are incorporated by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on December 30, 2016 (File No. 33-66528).

(a)(iv)	Articles of Amendment of the Registrant (adding Old Westbury All Cap ESG Fund (“All Cap ESG Fund”)), dated November 14, 2017 are incorporated by reference to Post-Effective Amendment No. 68 to Registrant’s Registration Statement filed on December 15, 2017 (File No. 33-66528).

(a)(v)	Articles of Amendment of the Registrant (adding the Old Westbury California Municipal Bond Fund (“California Municipal Bond Fund”) and the Old Westbury New York Municipal Bond Fund (“New York Municipal Bond Fund”)), dated July 23, 2018 are incorporated by reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement filed on September 14, 2018 (File No. 33-66528).

(a)(vi)	Articles of Amendment of the Registrant (changing the name of Old Westbury Strategic Opportunities Fund (“Strategic Opportunities Fund”) to Old Westbury Multi-Asset Opportunities Fund (“Multi-Asset Opportunities Fund”)), dated June 19, 2019 are incorporated by reference to Post-Effective Amendment No. 78 to Registrant’s Registration Statement filed on February 27, 2020 (File No. 33-66528).

(a)(vii)	Articles of Amendment of the Registrant (adding the Old Westbury Credit Income Fund (the “Credit Income Fund”)), dated July 1, 2020 are incorporated by reference to Post-Effective Amendment No. 79 to Registrant’s Registration Statement filed on July 7, 2020 (File No. 33-66528).

(b)	Amended and Restated By-Laws of the Registrant dated April 20, 2016 are incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(c)	Not Applicable.

(d)(i)	Investment Advisory Agreement dated September 1, 2010 between the Registrant and Bessemer Investment Management LLC (“BIM”) is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(d)(ii)	Amendment No. 1 to Investment Advisory Agreement between the Registrant and BIM is incorporated by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement filed on November 15, 2011 (File No. 33-66528).

(d)(iii)	Amendment No. 2 to Investment Advisory Agreement dated June 25, 2014 between the Registrant and BIM is incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(d)(iv)	Amendment No. 3 to Investment Advisory Agreement dated July 22, 2015 between the Registrant and BIM is incorporated by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on February 26, 2016 (File No. 33-66528).

(d)(v)	Amendment No. 4 to Investment Advisory Agreement dated December 22, 2016 between the Registrant and BIM is incorporated by reference to Post-Effective Amendment No. 64 to Registrant’s Registration Statement filed on December 30, 2016 (File No. 33-66528).

(d)(vi)	Sub-Advisory Agreement dated October 1, 2008 among the Registrant, BIM and Champlain Investment Partners, LLC (“Champlain”) with respect to the Small & Mid Cap Strategies Fund (formerly known as Small & Mid Cap Fund) is incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(d)(vii)	Sub-Advisory Agreement dated September 25, 2009 among the Registrant, BIM and BlackRock Financial Management, Inc. (“BlackRock”) with respect to the Multi-Asset Opportunities Fund (formerly known as Strategic Opportunities Fund) is incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement filed on December 29, 2009 (File No. 33-66528).

(d)(viii)	Sub-Advisory Agreement dated November 16, 2011 among the Registrant, BIM and Sands Capital Management, LLC (“Sands”) with respect to the Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”) is incorporated by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement filed on November 15, 2011 (File No. 33-66528).

(d)(ix)	Sub-Advisory Agreement dated October 24, 2013 among the Registrant, BIM and Muzinich & Co., Inc. (“Muzinich”) with respect to the Multi-Asset Opportunities Fund (formerly known as Strategic Opportunities Fund) is incorporated by reference to Post-Effective Amendment No. 53 to Registrant’s Registration Statement filed on December 30, 2013 (File No. 33-66528).

(d)(x)	Sub-Advisory Agreement dated February 13, 2015 among the Registrant, BIM and Harding Loevner LP (“Harding Loevner”) with respect to the Large Cap Strategies Fund is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(d)(xi)	First Amendment to Sub-Advisory Agreement dated July 11, 2014 among the Registrant, BIM and BlackRock with respect to the Multi-Asset Opportunities Fund (formerly known as Strategic Opportunities Fund) is incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(d)(xii)	First Amendment to Sub-Advisory Agreement dated June 25, 2014 among the Registrant, BIM and Champlain with respect to the Small & Mid Cap Strategies Fund (formerly known as Small & Mid Cap Fund) is incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(d)(xiii)	First Amendment to Sub-Advisory Agreement dated June 25, 2014 among the Registrant, BIM and Muzinich with respect to the Multi-Asset Opportunities Fund (formerly known as Strategic Opportunities Fund) is incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(d)(xiv)	First Amendment to Sub-Advisory Agreement dated June 25, 2014 among the Registrant, BIM and Sands with respect to the Large Cap Strategies Fund is incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(d)(xv)	Fee Waiver Commitment Letter of BIM and Bessemer Trust Company, N.A. dated February 2, 2017 (relating to the Large Cap Strategies Fund, Small & Mid Cap Strategies Fund, Multi-Asset Opportunities Fund (formerly known as Strategic Opportunities Fund), Old Westbury Fixed Income Fund (“Fixed Income Fund”) and Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)) is incorporated by reference to Post-Effective Amendment No. 66 to Registrant’s Registration Statement filed on February 27, 2017 (File No. 33-66528).

(d)(xvi)	Investment Advisory Agreement by and between OWF Multi-Asset Opportunities Fund Ltd. (formerly known as OWF Strategic Opportunities Fund Ltd.) and BIM (relating to the Multi-Asset Opportunities Fund (formerly known as Strategic Opportunities Fund)) dated February 24, 2015 is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(d)(xvii)	Fee Waiver Commitment Letter of BIM (relating to the Multi-Asset Opportunities Fund (formerly known as Strategic Opportunities Fund)) dated February 24, 2015 is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(d)(xviii)	Sub-Advisory Agreement dated July 27, 2017 among the Registrant, BIM and Baillie Gifford Overseas Limited (“Baillie Gifford”) with respect to the Small & Mid Cap Strategies Fund is incorporated by reference to Post-Effective Amendment No. 68 to Registrant’s Registration Statement filed on December 15, 2017 (File No. 33-66528).

(d)(xix)	Sub-Advisory Agreement dated July 27, 2017 among the Registrant, BIM and Polunin Capital Partners Limited (“Polunin”) with respect to the Small & Mid Cap Strategies Fund is incorporated by reference to Post-Effective Amendment No. 68 to Registrant’s Registration Statement filed on December 15, 2017 (File No. 33-66528).

(d)(xx)	Sub-Advisory Agreement dated July 19, 2018 among the Registrant, BIM and Acadian Asset Management LLC (“Acadian”) with respect to the Small & Mid Cap Strategies Fund is incorporated by reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement filed on September 14, 2018 (File No. 33-66528).

(d)(xxi)	Amendment No. 5 to Investment Advisory Agreement between the Registrant and BIM with respect to the All Cap ESG Fund is incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(d)(xxii)	Amendment No. 6 to Investment Advisory Agreement dated October 24, 2018 between the Registrant and BIM with respect to the California Municipal Bond Fund and the New York Municipal Bond Fund is incorporated by reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement filed on November 28, 2018 (File No. 33-66528).

(d)(xxiii)	Fee Waiver Commitment Letter of BIM dated November 20, 2017 with respect to the All Cap ESG Fund is incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(d)(xxiv)	Fee Waiver Commitment Letter of BIM dated October 24, 2018 with respect to the All Cap Core Fund, Fixed Income Fund, Municipal Bond Fund, All Cap ESG Fund, Small & Mid Cap Strategies Fund, Multi-Asset Opportunities Fund (formerly known as Strategic Opportunities Fund), Large Cap Strategies Fund, California Municipal Bond Fund and New York Municipal Bond Fund is incorporated by reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement filed on November 28, 2018 (File No. 33-66528).

(d)(xxv)	Second Amendment to Sub-Advisory Agreement dated July 2, 2019 among the Registrant, BIM and BlackRock with respect to the Multi-Asset Opportunities Fund (formerly known as Strategic Opportunities Fund) is incorporated by reference to Post-Effective Amendment No. 78 to Registrant’s Registration Statement filed on February 27, 2020 (File No. 33-66528).

(d)(xxvi)	Second Amendment to Sub-Advisory Agreement dated July 2, 2019 among the Registrant, BIM and Muzinich with respect to the Multi-Asset Opportunities Fund (formerly known as Strategic Opportunities Fund) is incorporated by reference to Post-Effective Amendment No. 78 to Registrant’s Registration Statement filed on February 27, 2020 (File No. 33-66528).

(d)(xxvii)	Amendment No. 7 to the Investment Advisory Agreement dated August 3, 2020 between the Registrant and BIM with respect to the Credit Income Fund is filed herewith.

(d)(xxviii)	Sub-Advisory Agreement dated August 3, 2020 among the Registrant, BIM and BlackRock with respect to the Credit Income Fund is filed herewith.

(d)(xxix)	Sub-Advisory Agreement dated August 3, 2020 among the Registrant, BIM and Muzinich with respect to the Credit Income Fund is filed herewith.

(d)(xxx)	Sub-Advisory Agreement dated July 22, 2020 among the Registrant, BIM and Artisan Partners Limited Partnership (“Artisan”) with respect to the Small & Mid Cap Strategies Fund is filed herewith.

(e)(i)	Underwriting Agreement dated May 31, 2017 between the Registrant and Foreside Funds Distributors LLC is incorporated by reference to Post-Effective Amendment No. 68 to Registrant’s Registration Statement filed on December 15, 2017 (File No. 33-66528).

(e)(ii)	Form of Selling Agreement is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(e)(iii)	Networking Undertaking and Indemnity Agreement dated February 3, 2017 between the Registrant and Foreside Funds Distributors LLC is incorporated by reference to Post-Effective Amendment No. 66 to Registrant’s Registration Statement filed on February 27, 2017 (File No. 33-66528).

(e)(iv)	First Amendment dated November 20, 2017 to Underwriting Agreement between the Registrant and Foreside Funds Distributors LLC with respect to the All Cap ESG Fund is incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(e)(v)	Second Amendment dated October 24, 2018 to Underwriting Agreement between the Registrant and Foreside Funds Distributors LLC with respect to the California Municipal Bond Fund and New York Municipal Bond Fund is incorporated by reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement filed on November 28, 2018 (File No. 33-66528).

(e)(vi)	Third Amendment dated August 3, 2020 to Underwriting Agreement between the Registrant and Foreside Funds Distributors LLC with respect to the Credit Income Fund is filed herewith.

(f)	Not Applicable.

(g)(i)	Custody Agreement between the Registrant and Bessemer Trust Company is filed herewith.

(g)(ii)	Amendment to Custodian Agreement dated May 2, 2001 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(g)(iii)	Second Amendment to Custodian Agreement dated September 1, 2004 between Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement filed on January 31, 2005 (File No. 33-66528).

(g)(iv)	Third Amendment to Custodian Agreement dated September 1, 2005 between Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement filed on February 28, 2006 (File No. 33-66528).

(g)(v)	Fourth Amendment to Custodian Agreement dated December 6, 2006 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 30 to Registrant’s Registration Statement filed on September 26, 2007 (File No. 33-66528).

(g)(vi)	Fifth Amendment to Custodian Agreement dated July 31, 2008 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on August 20, 2008 (File No. 33-66528).

(g)(vii)	Sixth Amendment to Custodian Agreement dated September 1, 2010 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(g)(viii)	Seventh Amendment to Custodian Agreement dated April 27, 2011 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement filed on June 8, 2011 (File No. 33-66528).

(g)(ix)	Eighth Amendment to Custodian Agreement dated November 16, 2011 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement filed on November 15, 2011 (File No. 33-66528).

(g)(x)	Ninth Amendment to Custodian Agreement dated June 25, 2014 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(g)(xi)	Tenth Amendment to Custodian Agreement dated July 22, 2015 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on February 26, 2016 (File No. 33-66528).

(g)(xii)	Global Custodial Services Agreement dated March 16, 2005 between Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(g)(xiii)	Amended Schedule to Global Custodial Services Agreement dated November 7, 2007 between Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on November 9, 2007 (File No. 33-66528).

(g)(xiv)	First Amendment to Custodian Agreement dated December 6, 2006 between the Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(g)(xv)	Third Amendment to Custodian Agreement dated July 31, 2008 between the Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement filed on October 20, 2008 (File No. 33-66528).

(g)(xvi)	Fourth Amendment to Custodian Agreement dated April 27, 2011 between the Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement filed on June 8, 2011 (File No. 33-66528).

(g)(xvii)	Updated Schedule to Global Custodial Services Agreement dated July 9, 2019 between the Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 78 to Registrant’s Registration Statement filed on February 27, 2020 (File No. 33-66528).

(g)(xviii)	Loan Participation Addendum dated July 27, 2017 to Global Custodial Services Agreement between the Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(g)(xix)	Citibank Custody CLS® Supplement dated April 25, 2018 to Global Custodial Services Agreement between the Registrant and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement filed on September 14, 2018 (File No. 33-66528).

(g)(xx)	Eleventh Amendment to Custodian Agreement dated November 20, 2017 between the Registrant and Bessemer Trust Company with respect to the All Cap ESG Fund is incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(g)(xxi)	Amended and Restated Twelfth Amendment to Custodian Agreement dated February 21, 2020 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 78 to Registrant’s Registration Statement filed on February 27, 2020 (File No. 33-66528).

(g)(xxii)	Updated Schedule to Global Custodial Services Agreement dated August 18, 2020 between the Registrant and Citibank, N.A. is filed herewith.

(g)(xxiii)	Citibank Custody CLS® Supplement dated August 18, 2020 to Global Custodial Services Agreement between the Registrant and Citibank, N.A. is filed herewith.

(h)(i)	Administrative Oversight, Supervision and Coordination Services Agreement dated September 1, 2010 between the Registrant and Bessemer Trust Company, N.A. is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(h)(ii)	Amended and Restated Schedule A dated as of July 22, 2015 to Administrative Oversight, Supervision and Coordination Services Agreement dated September 1, 2010 between the Registrant and Bessemer Trust Company is incorporated by reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement filed on November 28, 2018 (File No. 33-66528).

(h)(iii)	Administration and Accounting Services Agreement dated April 3, 2006 between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) (“BNY Mellon”) is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(h)(iv)	Amended and Restated Exhibits A and C dated June 25, 2014 to Administration and Accounting Services Agreement between the Registrant and BNY Mellon dated April 3, 2006 are incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(h)(v)	Amended and Restated Exhibits A and C dated December 29, 2017 to Administration and Accounting Services Agreement between the Registrant and BNY Mellon with respect to the All Cap ESG Fund are incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(h)(vi)	Amended and Restated Exhibits A, C and D dated as of November 14, 2018 to Administration and Accounting Services Agreement between the Registrant and BNY Mellon with respect to the California Municipal Bond Fund and the New York Municipal Bond Fund are incorporated by reference to Post-Effective Amendment No. 74 to Registrant’s Registration Statement filed on December 4, 2018 (File No. 33-66528).

(h)(vii)	Financial Statement Typesetting Services Amendment to Administration and Accounting Services Agreement dated January 27, 2011 between the Registrant and BNY Mellon is incorporated by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement filed on June 8, 2011 (File No. 33-66528).

(h)(viii)	Investment Company Reporting Modernization Services Amendment to Administration and Accounting Services Agreement dated July 20, 2018 between the Registrant and BNY Mellon is incorporated by reference to Post-Effective Amendment No. 74 to Registrant’s Registration Statement filed on December 4, 2018 (File No. 33-66528).

(h)(ix)	Fee Waiver Commitment Letter of BNY Mellon (relating to the Multi-Asset Opportunities Fund (formerly known as Strategic Opportunities Fund)) is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(h)(x)	Transfer Agency Services Agreement dated April 3, 2006 between the Registrant and BNY Mellon is incorporated by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on December 14, 2006 (File No. 33-66528).

(h)(xi)	Amended and Restated Exhibit A dated June 25, 2014 to Transfer Agency Services Agreement between the Registrant and BNY Mellon dated April 3, 2006 is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(h)(xii)	Amendment dated November 14, 2018 to Transfer Agency Services Agreement between the Registrant and BNY Mellon dated April 3, 2006 is incorporated by reference to Post-Effective Amendment No. 74 to Registrant’s Registration Statement filed on December 4, 2018 (File No. 33-66528).

(h)(xiii)	Red Flags Amendment dated as of November 15, 2013 to Transfer Agency Services Agreement between the Registrant and BNY Mellon dated April 3, 2006 is incorporated by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement filed on February 27, 2014 (File No. 33-66528).

(h)(xiv)	NextGen Amendment dated as of February 21, 2014 to Transfer Agency Services Agreement between the Registrant and BNY Mellon dated April 3, 2006 is incorporated by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement filed on February 27, 2014 (File No. 33-66528).

(h)(xv)	Fee Reimbursement Commitment Letter of Bessemer Trust Company, N.A. dated February 21, 2014 (related to internet account management fees) is incorporated by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement filed on February 27, 2014 (File No. 33-66528).

(h)(xvi)	Participation Agreement dated January 25, 2008 among the Registrant, iShares Trust and iShares, Inc. is incorporated by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on February 28, 2008 (File No. 33-66528).

(h)(xvii)	First Amendment to the Participation Agreement dated June 25, 2014 among the Registrant, iShares Trust and iShares, Inc. is incorporated by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement filed on January 30, 2015 (File No. 33-66528).

(h)(xviii)	Investing Fund Agreement dated June 27, 2012 among the Registrant, The Select Sector SPDR Trust, SPDR Series Trust and SPDR Index Shares Funds is incorporated by reference to Post-Effective Amendment No. 49 to Registrant’s Registration Statement filed on August 14, 2012 (File No. 33-66528).

(h)(xix)	Purchasing Fund Agreement dated June 27, 2012 between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 49 to Registrant’s Registration Statement filed on August 14, 2012 (File No. 33-66528).

(h)(xx)	Appointment of Agent for Service of Process on OWF Multi-Asset Opportunities Fund Ltd. (formerly known as OWF Strategic Opportunities Fund Ltd.) is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(h)(xxi)	Amendment dated December 29, 2017 to Transfer Agency Services Agreement between the Registrant and BNY Mellon with respect to the All Cap ESG Fund is incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(h)(xxii)	Amended and Restated Exhibits A and C dated as of August 18, 2020 to Administration and Accounting Services Agreement between the Registrant and BNY Mellon with respect to the Credit Income Fund are filed herewith.

(h)(xxiii)	Amended and Restated Schedule A dated as of August 3, 2020 to Administrative Oversight, Supervision and Coordination Services Agreement dated September 1, 2010 between the Registrant and Bessemer Trust Company is filed herewith.

(h)(xxiv)	Amendment dated August 18, 2020 to Transfer Agency Services Agreement between the Registrant and BNY Mellon with respect to the Credit Income Fund is filed herewith.

(h)(xxv)	Fee Waiver Commitment Letter of BIM dated September 10, 2020 with respect to the Credit Income Fund is filed herewith.

(h)(xxvi)	Amended and Restated Exhibit 1 to the Investment Company Reporting Modernization Services Amendment dated August 18, 2020 between the Registrant and BNY Mellon with respect to the Credit Income Fund is filed herewith.

(i)	Consent of Dechert LLP is filed herewith.
(j)	Not Applicable.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(i)	Shareholder Servicing Plan on behalf of the Funds (including Form of Shareholder Servicing Agreement between the Registrant and Bessemer Trust Company, N.A. and Form of Shareholder Sub-Servicing Agreement) is incorporated by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement filed on March 1, 2007 (File No. 33-66528).

(m)(ii)	Amended Appendix A dated July 22, 2015 to Shareholder Servicing Plan is incorporated by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on February 26, 2016 (File No. 33-66528).

(m)(iii)	Amended Appendix A dated as of November 21, 2017 to Shareholder Servicing Plan adding the All Cap ESG Fund is incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(m)(iv)	Amended Appendix A dated October 24, 2018 to Shareholder Servicing Plan adding the California Municipal Bond Fund and the New York Municipal Bond Fund is incorporated by reference to Post-Effective Amendment No. 74 to Registrant’s Registration Statement filed on December 4, 2018 (File No. 33-66528).

(m)(v)	First Amendment to Shareholder Servicing Agreement dated September 1, 2010 between the Registrant and Bessemer Trust Company, N.A. is incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement filed on August 31, 2010 (File No. 33-66528).

(m)(vi)	Amended and Restated Schedule A as of July 22, 2015 to Shareholder Servicing Agreement by and between the Registrant and Bessemer Trust Company, N.A. is incorporated by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on February 26, 2016 (File No. 33-66528).

(m)(vii)	Amended and Restated Schedule A dated November 20, 2017 to Shareholder Servicing Agreement by and between the Registrant and Bessemer Trust Company, N.A. with respect to the All Cap ESG Fund is incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(m)(viii)	Amended and Restated Schedule A as of October 24, 2018 to Shareholder Servicing Agreement by and between the Registrant and Bessemer Trust Company, N.A. with respect to the California Municipal Bond Fund and the New York Municipal Bond Fund is incorporated by reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement filed on November 28, 2018 (File No. 33-66528).

(m)(ix)	Amended and Restated Schedule A as of August 3, 2020 to Shareholder Servicing Agreement by and between the Registrant and Bessemer Trust Company, N.A. with respect to the Credit Income Fund is filed herewith.

(m)(x)	Amended Appendix A dated August 3, 2020 to Shareholder Servicing Plan adding the Credit Income Fund is filed herewith.

(n)	Not Applicable.

(o)	Reserved.

(p)(i)	Code of Ethics of the Registrant as amended May 14, 2007 is incorporated by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on November 9, 2007 (File No. 33-66528).

(p)(ii)	Code of Ethics of BIM and its affiliates as amended December 2019 is incorporated by reference to Post-Effective Amendment No. 78 to Registrant’s Registration Statement filed on February 27, 2020 (File No. 33-66528).

(p)(iii)	Code of Ethics of Champlain as amended April 2020 is filed herewith.

(p)(iv)	Code of Ethics of BlackRock is incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement filed on December 29, 2009 (File No. 33-66528).

(p)(v)	Code of Ethics of Sands is incorporated by reference to Post-Effective Amendment No. 68 to Registrant’s Registration Statement filed on December 15, 2017 (File No. 33-66528).

(p)(vi)	Code of Ethics of Muzinich as amended July 31, 2017 is incorporated by reference to Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on February 27, 2018 (File No. 33-66528).

(p)(vii)	Code of Ethics of Harding Loevner is incorporated by reference to Post-Effective Amendment No.59 to Registrant’s Registration Statement filed on April 2, 2015 (File No. 33-66528).

(p)(viii)	Code of Ethics of Baillie Gifford as amended March 2020 is filed herewith.

(p)(ix)	Code of Ethics of Polunin is incorporated by reference to Post-Effective Amendment No. 68 to Registrant’s Registration Statement filed on December 15, 2017 (File No. 33-66528).

(p)(x)	Code of Ethics of Acadian is incorporated by reference to Post-Effective Amendment No.72 to Registrant’s Registration Statement filed on September 14, 2018 (File No. 33-66528).

(p)(xi)	Code of Ethics of Artisan is filed herewith.

(q)(i)	Power of Attorney of Patricia L. Francy is incorporated by reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement filed on November 28, 2018 (File No. 33-66528).

(q)(ii)	Power of Attorney of J. David Officer is incorporated by reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement filed on November 28, 2018 (File No. 33-66528).

(q)(iii)	Power of Attorney of David W. Rossmiller is incorporated by reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement filed on November 28, 2018 (File No. 33-66528).

(q)(iv)	Power of Attorney of Alexander Ellis III is incorporated by reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement filed on November 28, 2018 (File No. 33-66528).

(q)(v)	Power of Attorney of Matthew A. Rizzi is incorporated by reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement filed on November 28, 2018 (File No. 33-66528).

(q)(vi)	Power of Attorney of R. Keith Walton is incorporated by reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement filed on November 28, 2018 (File No. 33-66528).

(q)(vii)	Power of Attorney of George Wilcox is incorporated by reference to Post-Effective Amendment No. 73 to Registrant’s Registration Statement filed on November 28, 2018 (File No. 33-66528).

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

OWF Multi-Asset Opportunities Ltd. (formerly known as OWF Strategic Opportunities Fund Ltd.), a wholly-owned subsidiary of Multi-Asset Opportunities Fund (formerly known as Strategic Opportunities Fund), is organized under the laws of the Cayman Islands. OWF Multi-Asset Opportunities Fund Ltd.’s financial statements will be included on a consolidated basis in the Multi-Asset Opportunities Fund’s annual and semi-annual reports to shareholders.

ITEM 30.	INDEMNIFICATION

Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to Registrant’s Registration Statement filed on February 26, 1997.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

BIM (the “Adviser”) manages the Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is 630 Fifth Avenue, New York, New York 10111.

The Adviser is an affiliate of Bessemer Trust Company and a subsidiary of Bessemer Trust Company, N.A. which is a subsidiary of The Bessemer Group, Incorporated.

Information regarding the directors and officers of the Adviser is included in the Adviser’s Form ADV (SEC Number 801-60185) on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference.

Champlain is a sub-adviser to the Small & Mid Cap Strategies Fund. Information regarding the directors and officers of Champlain is included in Champlain’s Form ADV on file with the SEC and is incorporated by reference.

BlackRock is a sub-adviser to the Multi-Asset Opportunities Fund (formerly known as Strategic Opportunities Fund) and the Credit Income Fund. Information regarding the directors and officers of BlackRock is included in BlackRock’s Form ADV on file with the SEC and is incorporated by reference.

Sands is a sub-adviser to the Large Cap Strategies Fund. Information regarding the directors and officers of Sands is included in Sand’s Form ADV on file with the SEC and incorporated by reference.

Muzinich is a sub-adviser to the Multi-Asset Opportunities Fund (formerly known as Strategic Opportunities Fund) and the Credit Income Fund. Information regarding the directors and officers of Muzinich is included in Muzinich’s Form ADV on file with the SEC and incorporated by reference.

Harding Loevner is a sub-adviser to the Large Cap Strategies Fund. Information regarding the directors and officers of Harding Loevner is included in Harding Loevner’s Form ADV on file with the SEC and incorporated by reference.

Baillie Gifford is a sub-adviser to the Small & Mid Cap Strategies Fund. Information regarding the directors and officers of Baillie Gifford is included in Baillie Gifford’s Form ADV on file with the SEC and incorporated by reference.

Polunin is a sub-adviser to the Small & Mid Cap Strategies Fund. Information regarding the directors and officers of Polunin is included in Polunin’s Form ADV on file with the SEC and incorporated by reference.

Acadian is a sub-adviser to the Small & Mid Cap Strategies Fund. Information regarding the directors and officers of Acadian is included in Acadian’s Form ADV on file with the SEC and incorporated by reference.

Artisan is a sub-adviser to the Small & Mid Cap Strategies Fund. Information regarding the directors and officers of Artisan is included in Artisan’s Form ADV on file with the SEC and incorporated by reference.

ITEM 32. PRINCIPAL UNDERWRITER

(a)	Foreside Funds Distributors LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Fairholme Funds, Inc.
2.	FundVantage Trust
3.	GuideStone Funds
4.	Matthews International Funds (d/b/a Matthews Asia Funds)
5.	Motley Fool Funds, Series of The RBB Fund, Inc.
6.	New Alternatives Fund
7.	Old Westbury Funds, Inc.
8.	The Torray Fund
9.	Versus Capital Multi-Manager Real Estate Income Fund LLC (f/k/a Versus Global Multi-Manager Real Estate Income Fund LLC)
10.	Versus Capital Real Assets Fund LLC

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312.

Name	Address	Position with Underwriter	Position with Registrant

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Name	Address	Position with Underwriter	Position with Registrant

Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None

Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)	Not Applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at the following locations:

(1)	The Bank of New York Mellon, Bellevue Corporate Center, 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as administrative agent).

(2)	BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, Valley Forge, Pennsylvania 19406 (records relating to its functions as accounting, administrative, transfer agent and dividend disbursing agent).

(3)	Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Rd., Berwyn, PA 19312 (records relating to its functions as underwriter).

(4)	Bessemer Trust Company, 100 Woodbridge Center, Woodbridge, New Jersey 07095 (records relating to its functions as custodian).

(5)	Citibank, N.A., 388 Greenwich Street, 14th Floor, New York, New York 10013 (records relating to its function as custodian).

(6)	Bessemer Investment Management LLC, 630 Fifth Avenue, New York, New York 10111 (records relating to its functions as investment adviser).

(7)	Champlain Investment Partners, LLC, 180 Battery Street, Burlington, Vermont 05401 (records relating to its function as sub-adviser to the Small & Mid Cap Strategies Fund).

(8)	BlackRock Financial Management, Inc., 55 East 52nd Street, New York, New York 10022 (records relating to its function as sub-adviser to the Multi-Asset Opportunities Fund).

(9)	Sands Capital Management, LLC, 1000 Wilson Blvd., Suite 3000, Arlington, Virginia 22209 (records relating to its function as sub-adviser to the Large Cap Strategies Fund).

(10)	Muzinich & Co., Inc., 450 Park Avenue, New York, New York 10022 (records relating to its functions as sub-adviser to the Multi-Asset Opportunities Fund).

(11)	Harding Loevner LP, 400 Crossing Boulevard, Bridgewater, New Jersey 08807 (records relating to its functions as sub-adviser to the Large Cap Strategies Fund).

(12)	Baillie Gifford Overseas Limited, Calton Square, 1 Greenside Row, Edinburgh, EH1 3AN, Scotland (records relating to its functions as sub-adviser to the Small & Mid Cap Strategies Fund).

(13)	Polunin Capital Partners Limited, 10 Cavalry Square, London, SW3 4RB, United Kingdom (records relating to its functions as sub-adviser to the Small & Mid Cap Strategies Fund).

(14)	Acadian Asset Management LLC, 260 Franklin Street, Boston, MA, 02110 (records relating to its functions as sub-adviser to the Small & Mid Cap Strategies Fund).

(15)	Artisan Partners Limited Partnership, 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 532020 (records relating to its functions as sub-adviser to the Small & Mid Cap Strategies Fund).

ITEM 34.	MANAGEMENT SERVICES

Not Applicable.

ITEM 35.	UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Westchester, State of New York, on the 25th day of September, 2020.

OLD WESTBURY FUNDS, INC.

By:
David W. Rossmiller, President*

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of September, 2020.

Name	Title	Date

	President*	September 25, 2020
David W. Rossmiller

	Director*	September 25, 2020
Patricia Francy

	Director*	September 25, 2020
J. David Officer

	Director*	September 25, 2020
Alexander Ellis III

	Director*	September 25, 2020
R. Keith Walton

	Director*	September 25, 2020
George Wilcox

	Treasurer, Principal Financial Officer*	September 25, 2020
Matthew A. Rizzi

*By:	/s/ Nicola R. Knight
Nicola R. Knight
As Attorney-in-Fact
September 25, 2020

EXHIBIT INDEX

Exhibit No.	Description

99.28(d)(xxvii)	Amendment No. 7 to the Investment Advisory Agreement

99.28(d)(xxviii)	Sub-Advisory Agreement with BlackRock

99.28(d)(xxix)	Sub-Advisory Agreement with Muzinich

99.28(d)(xxx)	Sub-Advisory Agreement with Artisan Partners Limited Partnership

99.28 (e)(vi)	Third Amendment to Underwriting Agreement

99.28(g)(i)	Custody Agreement with Bessemer Trust Company

99.28(g)(xxii)	Updated Schedule to Global Custodial Services Agreement

99.28(g)(xxiii)	Citibank Custody CLS® Supplement

99.28(h)(xxii)	Amended and Restated Exhibits to Administration and Accounting Services Agreement

99.28(h)(xxiii)	Amended and Restated Schedule A to Administrative Oversight, Supervision and Coordination Services Agreement

99.28(h)(xxiv)	Amendment to Transfer Agency Services Agreement

99.28(h)(xxv)	Fee Waiver Commitment Letter of BIM

99.28(h)(xxvi)	Amended and Restated Exhibit to the Investment Company Reporting Modernization Services Amendment

99.28(i)	Consent of Dechert LLP

99.28(m)(ix)	Amended and Restated Schedule A to Shareholder Servicing Agreement

99.28(m)(x)	Amended Appendix A to Shareholder Servicing Plan

99.28(p)(iii)	Code of Ethics of Champlain

99.28(p)(viii)	Code of Ethics of Baillie Gifford

99.28(p)(xi)	Code of Ethics of Artisan